                           As filed with the Securities and Exchange Commission.


                                                      '33 Act File No. 333-45976
                                                      '40 Act File No. 811-10139

================================================================================
                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933


                       Post-Effective Amendment No. 2 [X]


                                       and

                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940 [X]


                                 Amendment No. 3


                        NATIONWIDE VA SEPARATE ACCOUNT-D
                           (Exact Name of Registrant)

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                               (Name of Depositor)

                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111

    PATRICIA R. HATLER, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
                     (Name and Address of Agent for Service)



This Post-Effective Amendment amends the Registration Statement with respect to the Prospectus, Statement of Additional Information, Financial Statements and Part C.


It is proposed that this filing will become effective (check appropriate space):

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485


[X]  on May 1, 2001 pursuant to paragraph (b) of Rule 485


[ ]  60 days after filing pursuant to paragraph (a) of Rule 485

[ ]  on (date) pursuant to paragraph (a) of Rule 485


If appropriate, check the following box:


[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


================================================================================

                        NATIONWIDE VA SEPARATE ACCOUNT-D
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 ITEM                                                                                                                 CAPTION
PART A     INFORMATION REQUIRED IN A PROSPECTUS
Item 1.    Cover Page.................................................................................................Cover Page
Item 2.    Definitions.................................................................................Glossary of Special Terms
Item 3.    Synopsis or Highlights......................................................................Synopsis of the Contracts
Item 4.    Condensed Financial Information...................................................................................N/A
Item 5.    General Description of Registrant, Depositor, and Portfolio Companies
           .............................................Nationwide Life and Annuity Insurance Company; Investing in the Contract
Item 6.    Deductions and Expenses...............................................................Standard Charges and Deductions
Item 7.    General Description of Variable
           Annuity Contracts.......................................................Contract Ownership; Operation of the Contract
Item 8.    Annuity Period...............................................................................Annuitizing the Contract
Item 9.    Death Benefit and Distributions........................................................................Death Benefits
Item 10.   Purchases and Contract Value................................................................Operation of the Contract
Item 11.   Redemptions....................................................................................Surrender (Redemption)
Item 12.   Taxes  ....................................................................................Federal Tax Considerations
Item 13.   Legal Proceedings...................................................................................Legal Proceedings
Item 14.   Table of Contents of the Statement of Additional
                Information.........................................Table of Contents of the Statement of Additional Information

PART B     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
Item 15.   Cover Page.................................................................................................Cover Page
Item 16.   Table of Contents...................................................................................Table of Contents
Item 17.   General Information and History.......................................................General Information and History
Item 18.   Services.....................................................................................................Services
Item 19.   Purchase of Securities Being Offered.............................................Purchase of Securities Being Offered
Item 20.   Underwriters.............................................................................................Underwriters
Item 21.   Calculation of Performance Information....................................................Calculations of Performance
Item 22.   Annuity Payments.....................................................................................Annuity Payments
Item 23.   Financial Statements.............................................................................Financial Statements

PART C     OTHER INFORMATION
Item 24.   Financial Statements and Exhibits.............................................................................Item 24
Item 25.   Directors and Officers of the Depositor.......................................................................Item 25
Item 26.   Persons Controlled by or Under Common Control with
                the Depositor or Registrant..............................................................................Item 26
Item 27.   Number of Contract Owners.....................................................................................Item 27
Item 28.   Indemnification...............................................................................................Item 28
Item 29.   Principal Underwriter.........................................................................................Item 29
Item 30.   Location of Accounts and Records..............................................................................Item 30
Item 31.   Management Services...........................................................................................Item 31
Item 32.   Undertakings..................................................................................................Item 32

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

                       Deferred Variable Annuity Contracts

             Issued by Nationwide Life and Annuity Insurance Company

                  through its Nationwide VA Separate Account-D


                  The date of this prospectus is May 1, 2001.



Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful to many investors in meeting long-term savings and retirement needs. There are, however, costs and charges associated with some of these unique benefits - costs and charges that do not exist or are not present with other investment products. With help from financial consultants or advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus with those of other investment products, including mutual funds and other variable annuity or variable life insurance products offered by Nationwide Life and Annuity Insurance Company and its affiliates. This process will aid in determining whether the purchase of the contract described in this prospectus is consistent with an individual's goals, risk tolerance, time horizon, marital status, tax situation, and other personal characteristics and needs.


THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD KNOW ABOUT THE CONTRACTS BEFORE INVESTING. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.

The following underlying mutual funds are available under the contracts:


W&R TARGET FUNDS, INC.
  - Asset Strategy Portfolio
  - Balanced Portfolio
  - Bond Portfolio
  - Core Equity Portfolio
  - Growth Portfolio
  - High Income Portfolio
  - International Portfolio
  - Limited-Term Bond Portfolio
  - Money Market Portfolio
  - Science and Technology Portfolio
  - Small Cap Portfolio
  - Value Portfolio


Purchase payments not invested in the underlying mutual funds of the Nationwide VA Separate Account-D ("variable account") can be allocated to the fixed account or the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction - refer to your contract for specific information).


The Statement of Additional Information (dated May 1, 2001) which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 43.


For general information or to obtain FREE copies of the:

  -   Statement of Additional Information;
  - prospectus, annual report or semi-annual report for any underlying mutual fund;
  -   prospectus for the Guaranteed Term Options; or
  -   required Nationwide forms,

call:      1-866-221-1100
       TDD 1-800-238-3035

or write:

      NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
      P.O. BOX 182449
      COLUMBUS, OHIO  43218-2449

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at: www.sec.gov

THIS ANNUITY:


-   IS NOT A BANK DEPOSIT
-   IS NOT FDIC INSURED
-   IS NOT INSURED OR ENDORSED BY A BANK OR ANY
    FEDERAL GOVERNMENT AGENCY
-   IS NOT AVAILABLE IN EVERY STATE
-   MAY GO DOWN IN VALUE

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of brokerage firms. No brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the variable account value before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit of measure used to calculate variable annuity payments.

CONTRACT VALUE- The total value of all accumulation units plus any amount held in the fixed account and any amount held under Guaranteed Term Options.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

FIXED ACCOUNT- An investment option which is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

INVESTMENT-ONLY CONTRACT- A contract purchased by a Qualified Pension, Profit-Sharing or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.

NATIONWIDE- Nationwide Life and Annuity Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Account, IRA, Roth IRA, SEP IRA, Simple IRA or Tax Sheltered Annuity.


QUALIFIED PLAN- A retirement plan that receives favorable tax treatment under
Section 401 of the Internal Revenue Code, including Investment-only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-only Contracts unless specifically stated otherwise.


ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408(k) of the Internal Revenue Code.

SIMPLE IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code. The Tax Sheltered Annuities described in this prospectus are not subject to the Employee Retirement Income Security Act of 1974.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide VA Separate Account-D, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS



GLOSSARY OF SPECIAL TERMS...................................

SUMMARY OF STANDARD CONTRACT EXPENSES.......................

ADDITIONAL CONTRACT OPTIONS.................................

SUMMARY OF ADDITIONAL CONTRACT OPTIONS......................

UNDERLYING MUTUAL FUND ANNUAL EXPENSES......................

EXAMPLE.....................................................

SYNOPSIS OF THE CONTRACTS...................................

FINANCIAL STATEMENTS........................................


CONDENSED FINANCIAL INFORMATION.............................


NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY...............

GENERAL DISTRIBUTOR.........................................

TYPES OF CONTRACTS..........................................
     Non-Qualified Contracts
     Individual Retirement Annuities (IRAs)
     Simplified Employee Pension IRAs
         (SEP IRAs)
     Simple IRAs
     Roth IRAs
     Tax Sheltered Annuities (Non-ERISA)
     Qualified Plans

INVESTING IN THE CONTRACT...................................
     The Variable Account and Underlying Mutual Funds
     Guaranteed Term Options
     The Fixed Account

STANDARD CHARGES AND DEDUCTIONS.............................
     Mortality and Expense Risk Charge
     Contract Maintenance Charge
     Contingent Deferred Sales Charge
     Premium Taxes

OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS..........
     CDSC Option
     Death Benefit Options
     Guaranteed Minimum Income Benefit Options
     Nursing Home and Long Term Care Option

     Beneficiary Protector Option


CONTRACT OWNERSHIP..........................................
     Joint Ownership
     Contingent Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary

OPERATION OF THE CONTRACT...................................
     Minimum Initial and Subsequent Purchase Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers Prior to Annuitization
     Transfers After Annuitization
     Transfer Requests

RIGHT TO REVOKE.............................................

SURRENDER (REDEMPTION)......................................
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)
     Surrenders Under a Texas Optional
         Retirement Program or a Louisiana Optional Retirement Plan Surrenders Under a Tax Sheltered Annuity

LOAN PRIVILEGE..............................................
     Minimum & Maximum Loan Amounts

     Maximum Loan Processing Fee

     How Loan Requests are Processed
     Loan Interest
     Loan Repayment
     Distributions & Annuity Payments
     Transferring the Contract
     Grace Period & Loan Default

ASSIGNMENT..................................................

CONTRACT OWNER SERVICES.....................................
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals

ANNUITY COMMENCEMENT DATE...................................

ANNUITIZING THE CONTRACT....................................
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Frequency and Amount of Annuity Payments
     Guaranteed Minimum Income Benefit Options ("GMIB")
     Annuity Payment Options

DEATH BENEFITS..............................................
     Death of Contract Owner - Non-Qualified Contracts
     Death of Annuitant - Non-Qualified Contracts
     Death of Contract Owner/Annuitant
     Death Benefit Payment

REQUIRED DISTRIBUTIONS......................................
     Required Distributions for Non-Qualified Contracts
     Required Distributions for Tax Sheltered Annuities

     Required Distributions for Individual Retirement Annuities, SEP IRAs,
       and Simple IRAs
     Required Distributions for Roth IRAs

     New Minimum Required Distribution Rules


FEDERAL TAX CONSIDERATIONS..................................
     Federal Income Taxes
     Withholding
     Non-Resident Aliens
     Federal Estate, Gift, and Generation Skipping Transfer Taxes
     Charge for Tax
     Diversification
     Tax Changes

STATEMENTS AND REPORTS......................................

LEGAL PROCEEDINGS...........................................

ADVERTISING ................................................


SUB-ACCOUNT PERFORMANCE SUMMARY.............................


TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS..........


APPENDIX B: CONDENSED FINANCIAL INFORMATION.................

SUMMARY OF STANDARD CONTRACT EXPENSES

The expenses listed below are charged to all contracts unless:
  -   the contract owner meets an available exception under the contract; or
  - a contract owner has replaced a standard benefit with an available option for an additional charge.

CONTRACT OWNER TRANSACTION EXPENSES

Maximum Contingent Deferred Sales
Charge ("CDSC") (as a percentage
of purchase payments surrendered)........................8%(1)

Range of CDSC over time:

NUMBER OF COMPLETED YEARS FROM               CDSC
   DATE OF PURCHASE PAYMENT               PERCENTAGE
               0                              8%
               1                              8%
               2                              7%
               3                              6%
               4                              5%
               5                              4%
               6                              3%
               7                              2%
               8                              0%

(1) Each contract year, the contract owner may withdraw without a CDSC the greatest of:

     1) the lesser of:
        a) 12% of the following: the total of all purchase payments that are subject to CDSC, less any purchase payments previously withdrawn that were subject to CDSC at the time of withdrawal; or
        b) 12% of the contract value; or
     2)    current contract year earnings; or
     3) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

  This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year (see "Contingent Deferred Sales Charge").


  The Internal Revenue Code may impose restrictions on withdrawals for contracts issued as Tax Sheltered Annuities or other Qualified Plans.

CONTRACT MAINTENANCE CHARGE............................$30(2)

VARIABLE ACCOUNT CHARGES(3)

(annualized rate of variable account charges as a percentage of daily net assets)


Mortality and Expense Risk Charge......................1.35%
   Total Variable Account Charges......................1.35%(4)

(2) Each year, on the contract anniversary, Nationwide will deduct the Contract Maintenance Charge. Nationwide will waive the Contract Maintenance Charge on any contract anniversary that the contract value is $50,000 or more.

(3) These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account or to the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.

(4) Charges shown include the standard death benefit (see "Death Benefit Payment").


MAXIMUM LOAN PROCESSING FEE

Nationwide may assess a loan processing fee at the time each new loan is processed. Currently, Nationwide does not assess a loan processing fee. The loan processing fee, if assessed, will not exceed $25 per loan processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee (see "Loan Privilege").

ADDITIONAL CONTRACT OPTIONS

For an additional charge, the following options are available to contract owners (upon approval by state insurance authorities).

If the contract owner chooses one or more of the following optional benefits, a corresponding charge will be deducted. Charges for optional benefits are IN ADDITION TO the standard variable account charges. Except as otherwise noted, optional benefit charges will only apply to allocations made to the variable account and are charged as a percentage of the daily net assets of the variable account.

7 YEAR CDSC OPTION
For an additional charge at an annualized rate of 0.05% of the daily net assets of the variable account, an applicant may elect a seven year CDSC schedule, instead of the standard eight year CDSC schedule (see "CDSC Option").

Range of 7 year CDSC over time:

NUMBER OF COMPLETED YEARS FROM              CDSC
   DATE OF PURCHASE PAYMENT              PERCENTAGE
               0                             8%
               1                             7%
               2                             6%
               3                             5%
               4                             4%
               5                             3%
               6                             2%
               7                             0%

7 Year CDSC Option ....................................0.05%
    Total Variable Account Charges
    (including 7 Year CDSC Option only)................1.40%

DEATH BENEFIT OPTIONS
For an additional charge at an annualized rate of either 0.15% or 0.05% of the daily net assets of the variable account, an applicant may elect one of two death benefit options as a replacement for the standard death benefit (see "Death Benefit Options").

Maximum Anniversary Death Benefit......................0.15%
    Total Variable Account Charges
    (including Maximum Anniversary
    Death Benefit only)................................1.50%

Five Year Reset Death Benefit..........................0.05%
     Total Variable Account Charges
     (including Five Year Reset Death
     Benefit only).....................................1.40%

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS
For an additional charge at an annualized rate of either 0.45% or 0.30% of the daily net assets of the variable account, an applicant may elect one of two Guaranteed Minimum Income Benefit options (see "Guaranteed Minimum Income Benefit Options").

5% Interest Guaranteed Minimum Income
Benefit Option.........................................0.45%
     Total Variable Account Charges
     (including the 5% Interest Guaranteed
     Minimum Income Benefit Option only)...............1.80%

Maximum Anniversary Guaranteed Minimum
 Income Benefit Option.................................0.30%
     Total Variable Account Charges
     (including the Maximum Anniversary
     Guaranteed Minimum Income Benefit
     Option only)......................................1.65%

NURSING HOME AND LONG TERM CARE OPTION
For an additional charge at an annualized rate of 0.05% of the daily net assets of the variable account, an applicant may elect to purchase the Nursing Home and Long Term Care Option (see "Nursing Home and Long Term Care Option").

Nursing Home and Long Term Care Option.................0.05%
     Total Variable Account Charges
     (including Nursing Home and Long
     Term Care Option only)............................1.40%


BENEFICIARY PROTECTOR OPTION
For an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account, the contract owner may elect the Beneficiary Protector Option (see "Beneficiary Protector Option").

Beneficiary Protector Option...........................0.40%
     Total Variable Account Charges
     (including Beneficiary Protector
     Option only)......................................1.75%

Allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge.

SUMMARY OF ADDITIONAL CONTRACT OPTIONS


If the contract owner elects all of the additional contract options that are available under the contract, the maximum variable account charges the contract owner would pay would be an annualized rate of 2.45% of the daily net assets of the variable account. The maximum charges consist of the following:

Mortality and Expense Risk Charge
   (applicable to all contracts).......................1.35%
7 Year CDSC Option.....................................0.05%
Maximum Anniversary Death Benefit......................0.15%
5% Interest Guaranteed Minimum Income
   Benefit Option......................................0.45%
Nursing Home and Long Term Care Option.................0.05%
Beneficiary Protector Option...........................0.40%
TOTAL VARIABLE ACCOUNT CHARGES WHEN THE
MAXIMUM OPTIONS ARE ELECTED............................2.45%

The expenses shown below are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
             (as a percentage of underlying mutual fund net assets)


                                                             Management         Other           12b-1         Total Underlying
                                                                Fees           Expenses         Fees        Mutual Fund Expenses

W&R Target Funds, Inc. - Asset Strategy Portfolio              0.70%            0.13%           0.23%              1.06%

W&R Target Funds, Inc. - Balanced Portfolio                    0.70%            0.05%           0.25%              1.00%

W&R Target Funds, Inc. - Bond Portfolio                        0.53%            0.06%           0.25%              0.84%

W&R Target Funds, Inc. - Core Equity Portfolio                 0.70%            0.03%           0.25%              0.98%

W&R Target Funds, Inc. - Growth Portfolio                      0.69%            0.02%           0.25%              0.96%

W&R Target Funds, Inc.  - High Income Portfolio                0.63%            0.08%           0.25%              0.96%

W&R Target Funds, Inc. - International Portfolio               0.85%            0.13%           0.25%              1.23%

W&R Target Funds, Inc. - Limited-Term Bond Portfolio           0.50%            0.15%           0.25%              0.90%

W&R Target Funds, Inc. - Money Market Portfolio                0.40%            0.10%           0.25%              0.75%

W&R Target Funds, Inc. - Science and Technology                0.85%            0.04%           0.25%              1.14%
Portfolio

W&R Target Funds, Inc. - Small Cap Portfolio                   0.85%            0.03%           0.25%              1.13%

W&R Target Funds, Inc. - Value Portfolio*                      0.70%            0.10%           0.25%              1.05%


*Expenses are estimated.

None of the underlying mutual funds are subject to fee waivers or expense reimbursements.

EXAMPLE


The following chart shows the expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. The underlying mutual fund expense information is for the period ended December 31, 2000 and reflects any reimbursements and/or waivers in effect at that time. If the underlying mutual fund expenses did not reflect the reimbursements and/or waivers, the expenses contained in the table below would be higher.


These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.


The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects the 7 Year CDSC Option schedule and assumed variable account charges of 2.45%, which is the maximum charge for the maximum number of optional benefits. For those contracts that do not elect the maximum number of options, the expenses would be reduced. The Contract Maintenance Charge is reflected as a percentage of the average account value. Since the average contract value is greater than $1,000, the expense effect of the Contract Maintenance Charge is reduced accordingly. Deductions for premium taxes are not reflected but may apply.

                              If you surrender your contract  If you do not surrender your  If you annuitize your contract
                               at the end of the applicable    contract at the end of the    at the end of the applicable
                                        time period              applicable time period              time period

                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs. 10 Yrs.

W&R Target Funds, Inc. -        110     182    246     414      40    120    202     414      *     120    202     414
Asset Strategy Portfolio

W&R Target Funds, Inc. -        109     180    243     408      39    118    199     408      *     118    199     408
Balanced Portfolio

W&R Target Funds, Inc. -        108     175    235     393      37    113    191     393      *     113    191     393
Bond Portfolio

W&R Target Funds, Inc. -        109     179    242     406      39    117    198     406      *     117    198     406
Core Equity Portfolio

W&R Target Funds, Inc. -        109     178    241     405      39    117    197     405      *     117    197     405
Growth Portfolio

W&R Target Funds, Inc. -        109     178    241     405      39    117    197     405      *     117    197     405
High Income Portfolio

W&R Target Funds, Inc. -        112     187    254     429      41    125    210     429      *     125    210     429
International Portfolio

W&R Target Funds, Inc. -        108     177    238     399      38    115    194     399      *     115    194     399
Limited-Term Bond Portfolio

W&R Target Funds, Inc. -        107     172    230     385      36    110    186     385      *     110    186     385
Money Market Portfolio

W&R Target Funds, Inc. -        111     184    250     421      40    122    206     421      *     122    206     421
Science and Technology
Portfolio

W&R Target Funds, Inc. -        111     184    249     420      40    122    205     420      *     122    205     420
Small Cap Portfolio

W&R Target Funds, Inc. -        110     181    245     413      39    120    201     413      *     120    201     413
Value Portfolio


*Annuitization is not permitted during the first two contract years.

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are flexible purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate agreement(s)."

The contracts can be categorized as:
  - Investment-only;
  - Non-Qualified;
  - Individual Retirement Annuities;
  - Roth IRAs;
  - SEP IRAs;
  - Simple IRAs;
  - Tax Sheltered Annuities (Non-ERISA); and
  - Charitable Remainder Trusts.

For more detailed information with regard to the differences in the contract types, please see "Types of Contracts" later in this prospectus.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

                             MINIMUM          MINIMUM SUBSEQUENT
      CONTRACT           INITIAL PURCHASE      PURCHASE PAYMENTS
        TYPE                 PAYMENT

Investment-only                 $2,000                $1,000*
Non-Qualified                   $2,000                $1,000*
IRA                             $2,000                $1,000*
Roth IRA                        $2,000                $1,000*
SEP IRA                         $2,000                $1,000*
Simple IRA                      $2,000                $1,000*
Tax Sheltered Annuity           $2,000                $1,000*
Charitable Remainder            $2,000                $1,000*
Trust

*For subsequent purchase payments sent via automatic deposit, the minimum subsequent purchase payment is $100.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

CHARGES AND EXPENSES


Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.35% of the daily net assets of the variable account. Nationwide assesses this charge in return for bearing certain mortality and expense risks, and for certain administrative expenses.


A $30 Contract Maintenance Charge is assessed to each contract on the contract anniversary date (and on the surrender date upon full surrender of the contract). This charge will be waived for each year that the contract value is $50,000 or more on the contract anniversary.


Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a CDSC if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 8% of purchase payments surrendered.

A 7 Year CDSC Option is available under the contract at the time of application. Nationwide will deduct an additional charge equal to an annualized rate of 0.05% of the daily net assets of the variable account if the contract owner elects the 7 Year CDSC Option.

Two optional death benefits are available under the contract at the time of application. If the contract owner elects one of the optional death benefits, Nationwide will deduct an additional charge equal to an annualized rate of 0.15% of the daily net assets of the variable account if the contract owner elects the Maximum Anniversary Death Benefit or an additional 0.05% if the contract owner elects the Five Year Reset Death Benefit (see "Death Benefit Payment").

Two Guaranteed Minimum Income Benefit options are available under the contract at the time of application. If the contract owner elects one of the Guaranteed Minimum Income Benefit options, Nationwide will deduct an additional charge at an annualized rate of 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen (see "Guaranteed Minimum Income Benefits").

An optional Nursing Home and Long Term Care option is available under the contract at the time of application. Nationwide will deduct an additional charge at an annualized rate of 0.05% of the daily net assets of the variable account if the contract owner elects the Nursing Home and Long Term Care Option (see "Nursing Home and Long Term Care Option").

A Beneficiary Protector Option is available for contracts with annuitants who are age 70 or younger at the time the option is elected. If the contract owner of an eligible contract elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account. Additionally, allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%. Any guaranteed interest rate of return for assets in the guarantee term options or in the fixed account will be lowered by 0.40% due to the assessment of this charge. See "Beneficiary Protector Option."

Upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract will be assessed.


ANNUITY PAYMENTS


Annuity payments begin on the annuitization date. The payments will be based on the annuity payment option elected prior to annuitization (see "Annuity Payment Options").


TAXATION

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by law (see "Right to Revoke").

FINANCIAL STATEMENTS


Financial statements for Nationwide and the variable account are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value
- Valuing an Accumulation Unit"). Please refer to Appendix B for information regarding each class of accumulation units.


NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in February, 1981, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products.

GENERAL DISTRIBUTOR

The contracts are distributed by the general distributor, Waddell & Reed, Inc., 6300 Lamar Avenue, Overland Park, Kansas 66202.

TYPES OF CONTRACTS


The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code. The following is a general description of the various types of contracts. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.


NON-QUALIFIED CONTRACTS

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, Investment-only Contract, or Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period of time.

Non-Qualified Contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

INDIVIDUAL RETIREMENT ANNUITIES (IRAS)

Individual Retirement Annuities are contracts that satisfy the following requirements:

-    the contract is not transferable by the owner;

-    the premiums are not fixed;

- the annual premium cannot exceed $2,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities and other IRAs can be received);

- certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

-    the entire interest of the owner in the contract is nonforfeitable; and

- after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from other Individual Retirement Accounts and Individual Retirement Annuities, from Tax Sheltered Annuities, and from qualified retirement plans, including 401(k) plans.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

SIMPLIFIED EMPLOYEE PENSION IRAS (SEP IRAS)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan established by an employer must satisfy:

-    minimum participation rules;

-    top-heavy contribution rules;

-    nondiscriminatory allocation rules; and

-    requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

SIMPLE IRAS

A Simple IRA is an individual retirement annuity which is funded exclusively by a qualified salary reduction arrangement and satisfies:

-    vesting requirements,

-    participation requirements; and

-    administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple
IRA.

ROTH IRAS

Roth IRA contracts are contracts that satisfy the following requirements:

-    the contract is not transferable by the owner;

-    the premiums are not fixed;

- the annual premium cannot exceed $2,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

-    the entire interest of the owner in the contract is nonforfeitable; and

- after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.


TAX SHELTERED ANNUITIES (NON-ERISA)


Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2, and after the death of the owner. Additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

QUALIFIED PLANS

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide VA Separate Account-D is a variable account that contains the underlying mutual funds listed in Appendix A. The variable account was established on July 26, 2000, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.


The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions. There are two sub-accounts for each underlying mutual fund. One sub-account contains shares attributable to accumulation units under Non-Qualified Contracts. The other sub-account contains shares attributable to accumulation units under Investment-only Contracts, Individual Retirement Annuities, SEP IRAs, Simple IRAs, Roth IRAs, and Tax Sheltered Annuities.


Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes allowing Nationwide to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of the underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

    1) shares of a current underlying mutual fund are no longer available for investment; or

    2) further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

GUARANTEED TERM OPTIONS

Guaranteed Term Options are separate investment options under the contract. A Guaranteed Term Option prospectus should be read along with this prospectus. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000. Allocations to the Guaranteed Term Options are not subject to variable account charges.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years.
Note: The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate. That rate will be credited to amounts allocated to the Guaranteed Term Option UNLESS a distribution is taken before the maturity date. If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on current interest rate fluctuations. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. When actual interest rates are higher than the guaranteed rate, a market value adjustment would reduce the value of the amount distributed. When actual interest rates are lower than the guaranteed rate, the value of the amount distributed would increase.


For contract owners that elect the Beneficiary Protector Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%. Consequently, any guaranteed rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge.


Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the annuitization date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging, or Systematic Withdrawals.

Guaranteed Term Options may not be available in every state.

THE FIXED ACCOUNT


The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts. The general account is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account. However, information relating to the fixed account is subject to federal securities laws relating to the accuracy and completeness of prospectus disclosure.


Purchase payments will be allocated to the fixed account by election of the contract owner. The fixed account is not available for contracts issued in the State of South Carolina.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

- New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

- Variable Account to Fixed Rate - Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

- Renewal Rate - The rate available for maturing fixed account allocations which are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

- Dollar Cost Averaging Rate - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during the 12 month anniversary in which the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than 3.0% per year.

Any interest in excess of 3.0% will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 3.0% for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less surrenders and any applicable charges including CDSC.


Charge Assessed for the Beneficiary Protector Option

All guaranteed interest rates credited to the fixed account will be determined as described above. Based on the criteria listed above, it is possible for a contract with various optional benefits to receive the same guaranteed rate of interest as a contract with no optional benefits. However, for contract owners that elect the Beneficiary Protector Option, a charge for that option is assessed to assets in the fixed account. Consequently, even though the guaranteed interest rate credited does not change, the charge assessed for the Beneficiary Protector Option will result in investment returns lower than the interest rate credited, as specified below.

For contract owners that elect, or have elected, the Beneficiary Protector Option, payments or transfers made to the fixed account will be assessed a fee of 0.40%. Consequently, any guaranteed interest rate of return for assets in the fixed account will be lowered by 0.40% due to the assessment of this charge.

Although there is a fee assessed to the assets in the fixed account for the Beneficiary Protector Option, Nationwide guarantees that the guaranteed interest rate credited to any assets in the fixed account will never be less than 3.0% for any given year.


STANDARD CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis and is equal to an annualized rate of 1.35% of the daily net assets of the variable account.


The mortality risk component compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population. The mortality risk component also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the two optional death benefits, for which there are separate charges.

The expense risk component compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.


If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

CONTRACT MAINTENANCE CHARGE


Nationwide deducts a Contract Maintenance Charge of $30 on each contract anniversary and upon full surrender of the contract. This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract.


The deduction of the Contract Maintenance Charge will be taken proportionately from each sub-account and the fixed account based on the value in each option as compared to the total contract value.

If, on any contract anniversary (or on the date of a full surrender), the contract value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge for that year.

Nationwide will not increase the Contract Maintenance Charge. Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.

CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide may deduct a CDSC. The CDSC will not exceed 8% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC. However, earnings may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

The CDSC applies as follows:

 NUMBER OF COMPLETED YEARS FROM                CDSC
    DATE OF PURCHASE PAYMENT                PERCENTAGE
                0                               8%
                1                               8%
                2                               7%
                3                               6%
                4                               5%
                5                               4%
                6                               3%
                7                               2%
                8                               0%

The CDSC is used to cover sales expenses, including commissions (maximum of 7.75% of purchase payments), production of sales material and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general account, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes. Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% penalty tax.

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greatest of:
1) the lesser of:
   a) 12% of the following: the total of all purchase payments that are subject to CDSC, less any purchase payments previously withdrawn that were subject to CDSC at the time of withdrawal; or
   b) 12% of the contract value; or
2) current contract year earnings; or
3) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

  1) upon the annuitization of contracts which have been in force for at least two years;
  2) upon payment of a death benefit; or
  3) from any values which have been held under a contract for at least 8 years.

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options, the fixed account and/or the variable account.


A contract held by a Charitable Remainder Trust (as defined by Internal Revenue Code Section 664) may withdraw CDSC-free the greater of (a) or (b), where:



  a) is the amount which would otherwise be available for withdrawal without a CDSC; and

  b) is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

Terminal Illness and Disability

No CDSC will be charged if:

  1) the contract owner has been diagnosed by a physician (after contract issuance) to have a terminal illness; and

  2) Nationwide receives and records a letter from that physician indicating such diagnosis.

In addition, no CDSC will be charged if after contract issuance and before the contract owner attains age 65, the contract owner becomes disabled.

Written notice and proof of terminal illness or disability must be received in a form satisfactory to Nationwide and recorded at Nationwide's home office prior to waiver of the CDSC.

For those contracts that have a non-natural person as the contract owner acting as an agent for a natural person, the annuitant may exercise the rights of the contract owner for the purposes described in this provision. If the non-natural contract owner does NOT own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may NOT exercise the rights described in this provision.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

  1) the time the contract is surrendered;

  2) annuitization; or

  3) such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS

Upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract will be assessed.

CDSC OPTION

7 Year CDSC Option


For an additional charge at an annualized rate of 0.05% of the daily net assets of the variable account, the contract owner may choose the 7 Year CDSC Option.


Under this option, CDSC will not exceed 8% of purchase payments surrendered. The CDSC schedule is as follows:

 NUMBER OF COMPLETED YEARS               CDSC
   FROM DATE OF PURCHASE              PERCENTAGE
          PAYMENT
             0                            8%
             1                            7%
             2                            6%
             3                            5%
             4                            4%
             5                            3%
             6                            2%
             7                            0%

DEATH BENEFIT OPTIONS


If the contract owner chooses an optional death benefit, Nationwide will deduct an additional charge equal to an annualized rate of either 0.15% (for the Maximum Anniversary Death Benefit) or 0.05% (for the Five Year Reset Death Benefit) of the daily net assets of the variable account, depending upon which option was chosen.


Nationwide may lower either of these charges at any time without notifying contract owners. Further information about these benefits can be found in the "Death Benefit Payment" provision. All of the following death benefit options may not be available in every state.

Maximum Anniversary Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

  1) the contract value;

  2) the total of all purchase payments, less an adjustment for amounts surrendered; or

  3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Five Year Reset Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

  1) the contract value; or

  2) the total of all purchase payments, less an adjustment for amounts surrendered; or

  3) the contract value as of the most recent five year contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that five year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS


The contract owner can purchase one of two Guaranteed Minimum Income Benefit options at the time of application. If elected, Nationwide will deduct an additional charge at an annualized rate of either 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen. Guaranteed Minimum Income Benefit options provide for a minimum guaranteed value that may replace the contract value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit may afford protection against unfavorable investment performance.


NURSING HOME AND LONG TERM CARE OPTION

For an additional charge at an annualized rate of 0.05% of the daily net assets of the variable account, the contract owner may elect the Nursing Home and Long Term Care Option. If this option is elected, Nationwide will waive any applicable CDSC upon notification that the contract owner has been confined to a nursing home or long term care facility for a continuous 90-day period that began on or after the third contract anniversary. Nationwide must receive the notification during the period of confinement or within 90 days after release.

Written notice and proof of confinement must be received in a form satisfactory to Nationwide and recorded at Nationwide's home office prior to waiver of the CDSC.

For those contracts that have a non-natural person as the contract owner acting as an agent for a natural person, the annuitant may exercise the rights of the contract owner for the purposes described in this provision. If the non-natural contract owner does NOT own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may NOT exercise the rights described in this provision.


BENEFICIARY PROTECTOR OPTION

For an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account, the contract owner may purchase a Beneficiary Protector Option. The Beneficiary Protector Option provides that upon the death of the annuitant and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract. If the Beneficiary Protector Option is elected with a contract that also has spousal protection, the term annuitant shall mean the person designated as the annuitant on the application; the person designated as the co-annuitant does not have any rights under this benefit, unless the co-annuitant is also the beneficiary.

The Beneficiary Protector Option is credited to the contract upon the death of the annuitant. Upon the death of the annuitant, and after the Beneficiary Protector Option is credited to the contract, the beneficiary(ies) may:

a)   terminate the contract; or

b) continue the contract in accordance with the "Required Distributions" section.

Once the credit is applied to the contract, the charge for the credit is no longer assessed.

The Beneficiary Protector Option is only available for contracts with annuitants who are age 70 or younger at the time of election.

How Credits to the Contract are Calculated

If the Beneficiary Protector Option was elected at the time of application AND the ANNUITANT dies prior to the first contract anniversary after the annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings

Adjusted Earnings = (a) - (b) - (c); where:

a = the contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b = purchase payments, proportionately adjusted for withdrawals; and

c = any adjustment for a death benefit previously paid, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously paid in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If the Beneficiary Protector Option was elected at any time after the contract issue date AND the ANNUITANT dies prior to the first contract anniversary after the annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings from the Date the Option is Elected

Adjusted Earnings from the Date the Option is Elected = (a) - (b) - (c) - (d), where:

a = contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b = the contract value on the date the rider is elected, proportionately adjusted for withdrawals;

c = purchase payments made after the option is elected, proportionately adjusted for withdrawals;

d = any adjustment for a death benefit previously paid after the rider is elected, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously paid in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If no benefits have been paid under this option by the first contract anniversary following the annuitant's 85th birthday, then:

  a) Nationwide will credit an amount equal to 4% of the contract value on the contract anniversary to the contract;

  b) the benefit will terminate and will no longer be in effect; and

  c) the charge for the benefit will be eliminated, reducing charges by 0.40%.

How Amounts Are Credited

Any amounts credited to the contract pursuant to this option will be allocated among the sub-accounts of the variable account, the fixed account and the GTOs in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.


CONTRACT OWNERSHIP

The contract owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

  -  on a Nationwide form;

  -  signed by the contract owner; and

  -  received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

  -  joint owners can only be named for Non-Qualified Contracts;

  - joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

  - the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

  - an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and

  - Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

CONTINGENT OWNERSHIP

The contingent owner is entitled to certain benefits under the contract if a contract owner who is NOT the annuitant dies before the annuitization date and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not effect any action taken by Nationwide before the change was recorded.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 90 or younger at the time of contract issuance (age 82 or younger if electing a Guaranteed Minimum Income Benefit option), unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide's consent.

BENEFICIARY AND CONTINGENT BENEFICIARY


The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner and/or contingent annuitant. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.


The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not effect any action taken by Nationwide before the change was recorded.



OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

                           MINIMUM INITIAL         MINIMUM
        CONTRACT               PURCHASE           SUBSEQUENT
          TYPE                  PAYMENT            PAYMENTS
Investment-only                  $2,000            $1,000*
Non-Qualified                    $2,000            $1,000*
IRA                              $2,000            $1,000*
Roth IRA                         $2,000            $1,000*
SEP IRA                          $2,000            $1,000*
Simple IRA                       $2,000            $1,000*
Tax Sheltered Annuity            $2,000            $1,000*
Charitable Remainder             $2,000            $1,000*
Trust

* For subsequent purchase payments sent via automatic deposit, the minimum subsequent purchase payment is $100.

Subsequent purchase payments may not be permitted in some states under certain circumstances.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

- New Year's Day                 - Independence Day
- Martin Luther King, Jr. Day    - Labor Day
- Presidents' Day                - Thanksgiving
- Good Friday                    - Christmas
- Memorial Day

Nationwide also will not price purchase payments if:

  1) trading on the New York Stock Exchange is restricted;

  2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

  3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to sub-accounts, the fixed account, and/or Guaranteed Term Options as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts and the fixed account or Guaranteed Term Options. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the sum of:

  1) the value of amounts allocated to the sub-accounts of the variable account;

  2) amounts allocated to the fixed account; and

  3) amounts allocated to a Guaranteed Term Option.

If part or all of the contract value is surrendered, or charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each sub-account, the fixed account and any Guaranteed Term Option based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

  a) is the sum of:

     1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

     2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period);

  b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period; and


  c) is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner. The factor is equal to an annualized rate ranging from 1.35% to 2.45% of the daily net assets of the variable account, depending on which contract features the contract owner chose.


Based on the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

  1) adding all amounts allocated to the fixed account, minus any amounts previously transferred or withdrawn; and

  2) adding any interest earned on the amounts allocated.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

  1) adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment); and

  2) adding any interest earned on the amounts allocated to any Guaranteed Term Option.

TRANSFERS PRIOR TO ANNUITIZATION

Transfers from the Fixed Account to the Variable Account or a Guaranteed Term Option

Fixed account allocations may be transferred to the variable account or to a Guaranteed Term Option only upon reaching the end of an interest rate guarantee period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account or a Guaranteed Term Option; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract owners who use Dollar Cost Averaging may transfer from the fixed account to the variable account (but not to Guaranteed Term Options) under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account

Variable account allocations may be transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account. Except as noted below, under no circumstances will the transfer limit be less than 10% of the current value of the variable account, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit. However, where permitted by state law, Nationwide reserves the right to refuse transfers or purchase payments to the fixed account (whether from the variable account or a Guaranteed Term Option) when the fixed account value is greater than or equal to 30% of the contract value at the time the purchase payment is made or the transfer is requested.

Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfers Among the Sub-Accounts

Allocations may be transferred among the sub-accounts once per valuation period.

TRANSFERS AFTER ANNUITIZATION

After annuitization, transfers may only be made on the anniversary of the annuitization date.

TRANSFER REQUESTS


Nationwide will accept transfer requests in writing, over the telephone or via the internet. Nationwide will use reasonable procedures to confirm that instructions received are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone and/or internet exchange privilege upon 30 days written notice to contract owners.


Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same.

Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account or to the Guaranteed Term Options. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account or a Guaranteed Term Option, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer.

The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

The interest rate guarantee period does not in any way refer to interest rate crediting practices connected with Guaranteed Term Options.

During an interest rate guarantee period, transfers cannot be made from the fixed account and amounts transferred to the fixed account must remain on deposit.

Market Timing Firms

Some contract owners may use market timing firms or other third parties to make transfers on their behalf. Generally, in order to take advantage of perceived market trends, market timing firms will submit transfer or exchange requests on behalf of multiple contract owners at the same time. Sometimes this can result in unusually large transfers of funds. These large transfers might interfere with the ability of Nationwide or the underlying mutual fund to process transactions. This can potentially disadvantage contract owners not using market timing firms. To avoid this, Nationwide may modify transfer and exchange rights of contract owners who use market timing firms (or other third parties) to transfer or exchange funds on their behalf.

The exchange and transfer rights of individual contract owners will not be modified in any way when instructions are submitted directly by the contract owner, or by the contract owner's representative (as authorized by the execution of a valid Nationwide Limited Power of Attorney Form).

To protect contract owners, Nationwide may refuse exchange and transfer requests:

  - submitted by any agent acting under a power of attorney on behalf of more than one contract owner; or

  - submitted on behalf of individual contract owners who have executed pre-authorized exchange forms which are submitted by market timing firms (or other third parties) on behalf of more than one contract owner at the same time.

Nationwide will not restrict exchange rights unless Nationwide believes it to be necessary for the protection of all contract owners.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All Individual Retirement Annuity, SEP IRA, Simple IRA, and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply.  The contract owner may take the CDSC from either:

  a) the amount requested; or

  b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the amount requested.

The CDSC deducted is a percentage of the amount requested by the contract owner. Amounts deducted for CDSC are not subject to subsequent CDSC.

FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

-  variable account charges;

-  underlying mutual fund charges;

-  the investment performance of the underlying mutual funds


-  amounts allocated to the fixed account and any interest credited; and

- any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.


A CDSC may apply.

SURRENDERS UNDER A TEXAS OPTIONAL RETIREMENT PROGRAM OR A LOUISIANA OPTIONAL RETIREMENT PLAN

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

  -  the participant dies;

  -  the participant retires;

  -  the participant terminates employment due to total disability; or

  - the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

SURRENDERS UNDER A TAX SHELTERED ANNUITY

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

A) Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

     1) when the contract owner reaches age 59 1/2, separates from service, dies or becomes disabled (within the meaning of Internal Revenue Code
         Section 72(m)(7)); or

     2) in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

B)   The surrender limitations described in Section A also apply to:

     1) salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

     2) earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

     3) all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

C) Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

LOAN PRIVILEGE

The loan privilege is ONLY available to owners of Tax Sheltered Annuities. These contract owners can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM & MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:

        CONTRACT        MAXIMUM OUTSTANDING LOAN
        VALUES          BALANCE ALLOWED

        up to           up to 80% of contract value
        $20,000         (not more than $10,000)

        $20,000         up to 50% of contract
        and over        value (not more than $50,000*)

* The $50,000 limit will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.


MAXIMUM LOAN PROCESSING FEE


Nationwide may charge a loan processing fee at the time each new loan is processed. The loan processing fee, if assessed, will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a loan processing fee.

The fee is taken from the sub-accounts, fixed account, and Guaranteed Term Options in proportion to the contract value at the time the loan is processed.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment. No CDSC will be deducted on transfers related to loan processing.

LOAN INTEREST

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The interest rate will be 2.25% less than the loan interest rate fixed by Nationwide, unless otherwise required by state regulations. The interest rate is guaranteed never to fall below 3.0%.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.


Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the W&R Target Funds, Inc. - Money Market Portfolio unless the contract owner directs otherwise.


DISTRIBUTIONS & ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

  -  the contract is surrendered;

  -  the contract owner/annuitant dies;

  -  the contract owner who is not the annuitant dies prior to annuitization; or

  -  annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD & LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

Investment-only Contracts, Individual Retirement Annuities, Roth IRAs, SEP IRAs, Simple IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset Rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the fixed account or the Guaranteed Term Options. Requests for Asset Rebalancing must be on a Nationwide form.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day.

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs.

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.


Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the W&R Target Funds, Inc. - Money Market Portfolio to any other underlying mutual fund. Dollar Cost Averaging transfers may not be directed to Guaranteed Term Options.


Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.


Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. A Dollar Cost Averaging program which transfers amounts from the fixed account to the variable account is not the same as an Enhanced Rate Dollar Cost Averaging program. Contract owners that wish to utilize Dollar Cost Averaging from the fixed account should first inquire whether any Enhanced Rate Dollar Cost Averaging programs are available.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Enhanced Rate Dollar Cost Averaging

Nationwide may, from time to time, offer Enhanced Rate Dollar Cost Averaging programs. Contract owners may participate in this program if their contract value is $10,000 or more. Dollar Cost Averaging transfers for this program may only be made from the fixed account. Such Enhanced Rate Dollar Cost Averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect. Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers. For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the W&R Target Funds, Inc. - Money Market Portfolio.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.


SYSTEMATIC WITHDRAWALS

Systematic Withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

A CDSC may apply to amounts taken through Systematic Withdrawals.

If the contract owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

  1) the lesser of:

     a) 12% of the following: the total of all purchase payments that are subject to CDSC, less any purchase payments previously withdrawn that were subject to CDSC at the time of withdrawal; or

     b)   12% of the contract value; or

  2) current contract year earnings; or

  3) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the ten day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE


The annuitization date is the date that annuity payments begin. It will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

-    the age (or date) specified in your contract; or

-    the age (or date) specified by state law, where applicable.


If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.


The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Required Distributions").


ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

  1) an annuity payment option; and

  2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

  1) deducting applicable premium taxes from the total contract value; then

  2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

                      A VARIABLE PAYMENT ANNUITY MAY NOT BE
                      ELECTED WHEN EXERCISING A GUARANTEED
                         MINIMUM INCOME BENEFIT OPTION.

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

  1) deducting applicable premium taxes from the total contract value; then

  2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:


  1) multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then


  2) multiplying the result from (1) by the assumed investment rate of 3.5% adjusted for the number of days in the valuation period.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds


Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges may only be made on each anniversary of the annuitization date.


FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

  - the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

  - an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50. Payments will be made at least annually.

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS ("GMIB")

What is a GMIB?

A GMIB is a benefit which ensures the availability of a minimum amount when the contract owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower contract values that may result from the investment performance of the contract.

How is the Guaranteed Annuitization Value Determined?

There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on which option the contract owner elects.

Calculation Under the 5% Interest GMIB Option

The Guaranteed Annuitization Value is equal to (a) - (b), but will never be greater than 200% of all purchase payments, where:

  a) is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring immediately prior to the annuitant's 86th birthday;

  b) is the reduction to (a) due to surrenders made from the contract. All such reductions will be proportionately the same as reductions to the contract value caused by surrenders. For example, a surrender which reduces the contract value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Special Restrictions for the 5% Interest GMIB Option

After the first contract year, if the value of the contract owner's fixed account allocation becomes greater than 30% of the contract value in any contract year due to:

  1) the application of additional purchase payments;

  2) surrenders; or

  3) transfers from the variable account,

then 0% interest will accrue in that contract year for purposes of calculating the Guaranteed Annuitization Value.

If the contract owner's fixed account allocation becomes greater than 30% of the contract value solely as a result of fluctuations in the value of the variable account, then interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.

Calculation Under the Maximum Anniversary GMIB Option

The Guaranteed Annuitization Value will be equal to the highest contract value on any contract anniversary occurring prior to the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.

GMIB Illustrations for the 5% Interest GMIB Option

The following charts illustrate the amount of income that will be provided to an annuitant if the contract owner annuitizes the contract at the 7th, 10th or 15th contract anniversary date, under the 5% Interest GMIB Option. Since the 5% Interest GMIB Option is determined by the amount of purchase payments made to (and withdrawals taken from) the contract, the illustrations do not reflect contract level expenses, charges based on other options, underlying mutual fund expenses, or other costs associated with the contract.

The illustrations assume the following:

  - An initial purchase payment of $100,000 is made to the contract and allocated to the variable account;

  - There are no surrenders from the contract or transfers to the fixed account (raising the fixed account value to greater than 30% of the contract value);

  -  The contract is issued to a MALE at age 55, 65 or 70;

  - A Life Annuity with 120 Months Guaranteed Fixed Payment Annuity Option is elected.


                 7 Years in Accumulation
          $140,710.04 for GMIB at Annuitization

 Male Age at     Male Age at    GMIB Purchase     Monthly
    Issue       Annuitization       Rate*          GMIB

      55             62             $4.72         $664.15
      65             72             $5.96         $838.63
      70             77             $6.79         $955.42


                 10 Years in Accumulation
          $162,889.46 for GMIB at Annuitization

 Male Age at     Male Age at    GMIB Purchase     Monthly
    Issue       Annuitization       Rate*          GMIB

      55             65             $5.03          $819.33
      65             75             $6.44        $1,049.01
      70             80             $7.32        $1,192.35


                 15 Years in Accumulation
          $200,000.00 for GMIB at Annuitization

   Male Age at     Male Age at    GMIB Purchase     Monthly
      Issue       Annuitization       Rate*          GMIB
        55             70             $5.66        $1,132.00
        65             80             $7.32        $1,464.00
        70             85             $8.18        $1,636.00


*Guaranteed Monthly Benefit per $1,000 applied.

The illustrations should be used as a tool to assist an investor in determining whether purchasing and exercising the 5% Interest GMIB Option is right for them. The guaranteed purchase rates assumed in the illustrations may not apply in some states, or for contracts issued under an employer sponsored plan. Different guaranteed purchase rates will also apply for females, for males who annuitize at ages other than the ages shown above, or for annuitizations under other annuity payment options. Where different guaranteed purchase rates apply, GMIB amounts shown above will be different. In all cases, the guaranteed purchase rates used to calculate the GMIB will be the same as the purchase rates guaranteed in the contract for fixed annuitizations without the GMIB.

The purchase rates available in connection with annuitization options under a GMIB are minimum guaranteed purchase rates. Alternative purchase rates, which may be more favorable, may apply to annuitizations which occur without a GMIB option.

When May the Guaranteed Annuitization Value be Used?

The contract owner may use the Guaranteed Annuitization Value by annuitizing the contract during the thirty day period following any contract anniversary:

  1) after the contract has been in effect for seven years; AND

  2) the annuitant has attained age 60.

What Annuity Payment Options May Be Used With the Guaranteed Annuitization Value? The contract owner may elect any life contingent FIXED ANNUITY PAYMENT OPTION calculated using the guaranteed annuity purchase rates set forth in the contract. Such Fixed Annuity Payment Options include:

  -  Life Annuity;

  -  Joint and Last Survivor Annuity; and

  - Life Annuity with 120 or 240 Monthly Payments Guaranteed. Other GMIB Terms and Conditions

                            **PLEASE READ CAREFULLY**

  -  The GMIB must be elected at the time of application.

  -  The annuitant must be age 82 or younger at the time the contract is issued.

The GMIB is irrevocable and will remain for as long as the contract remains in force.


                    IMPORTANT CONSIDERATIONS TO KEEP IN MIND
                           REGARDING THE GMIB OPTION

While a GMIB does provide a Guaranteed Annuitization Value, A GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS and should be understood completely and analyzed thoroughly before being elected.

 - A GMIB DOES NOT in any way guarantee the performance of any underlying mutual fund, or any other investment option available under the contract.

 - Once elected, the GMIB is irrevocable, meaning that even if the investment performance of underlying mutual funds or other available investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will still be assessed.

 - The GMIB in no way restricts or limits the rights of contract owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using contract values that may be higher than the Guaranteed Annuitization Value.

 - Please take advantage of the guidance of a qualified financial adviser in evaluating the GMIB options, and all other aspects of the contract.

 - GMIB may not be approved in all state jurisdictions.

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

  1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

  2) JOINT AND LAST SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

  3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

If no annuity payment option is elected as of the annuitization date, Nationwide will use the Life Annuity with 240 Monthly Payments Guaranteed as the default annuity payment option.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. Individual Retirement Annuities and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

If the contract owner who is not the annuitant dies before the annuitization date, the joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision.

DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the annuitant who is not a contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

The beneficiary may elect to receive the death benefit:

  1) in a lump sum;

  2) as an annuity; or

  3) in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

If no beneficiaries survive the annuitant, the contingent beneficiary receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of Annuitant - Non-Qualified Contracts" provision.

A joint owner will receive a death benefit if a contract owner/annuitant dies before the annuitization date.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT

Contract owners may elect one of two death benefits options available under the contract at the time of application (not all death benefit options may be available in all states). If no death benefit option is elected at the time of application, the death benefit will be the standard death benefit.

The death benefit value is determined as of the date Nationwide receives:

  1) proper proof of the annuitant's death;

  2) an election specifying the distribution method; and

  3) any state required form(s).

If a contract owner who is also the annuitant dies, and the beneficiary is the contract owner/ annuitant's spouse who is:

  a) eligible to continue the contract; and

  b) entitled to a death benefit,

then the spousal-beneficiary shall have the option of continuing the contract with the contract value adjusted to include the difference between the death benefit (if greater than the contract value) and the contract value at the time of the contract owner/annuitant's death.

Standard Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

  1) the contract value; or

  2) the total of all purchase payments, less an adjustment for amounts surrendered.

The adjustment for amounts surrendered will reduce item (2) in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Maximum Anniversary Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

  1) the contract value;

  2) the total of all purchase payments, less an adjustment for amounts surrendered; or

  3) the highest contract value on any contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Five Year Reset Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

  1) the contract value;

  2) the total of all purchase payments, less an adjustment for amounts surrendered; or

  3) the highest contract value as of the most recent five year contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that five year contract anniversary.


The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

REQUIRED DISTRIBUTIONS


Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.


REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS


Internal Revenue Code Section 72(s) requires certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:


  1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

  2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

     a) any interest payable to or for the benefit of a natural person (referred to herein as a "designated beneficiary"), may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

     b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is NOT a natural person (e.g., a trust or corporation), then, for purposes of these distribution provisions:

  a) the death of the annuitant will be treated as the death of a contract owner;

  b) any change of annuitant will be treated as the death of a contract owner;
     and

  c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

The designated beneficiary must elect a method of distribution and notify Nationwide of this election within 60 days of the contract owner's death.

REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES


Distributions from Tax Sheltered Annuities will be made according to the Minimum Distribution and the Minimum Distribution Incidental Benefit ("MDIB") provisions of Section 401(a) of the Internal Revenue Code. Distributions will be made to the annuitant according to the annuity payment option selected over a period not longer than:


  a) the life of the annuitant or the joint lives of the annuitant and the annuitant's designated beneficiary; or

  b) a period not longer than the life expectancy of the annuitant or the joint life expectancies of the annuitant and the annuitant's designated beneficiary.

Required distributions will not be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the annuitant.

If the annuitant's entire interest in a Tax Sheltered Annuity will be distributed in equal or substantially equal payments over a period described in
a) or b), the payments will begin on the required beginning date. The required beginning date is the later of:

  a) April 1 of the calendar year following the calendar year in which the annuitant reaches age 70 1/2; or

  b) the annuitant's retirement date.

Provision b) does not apply to any employee who is a 5% owner (as defined in
Section 416 of the Internal Revenue Code) with respect to the plan year ending in the calendar year when the employee attains the age of 70 1/2.

Distribution commencing on the required distribution date must satisfy minimum distribution and incidental benefit provisions set forth in the Internal Revenue Code. Those provisions require that distributions cannot be less than the amount determined by dividing the annuitant's interest in the Tax Sheltered Annuity determined by the end of the previous calendar year by:

  a) the annuitant's life expectancy; or if applicable;

  b) the joint and survivor life expectancy of the annuitant and the annuitant's beneficiary.

The life expectancies and joint life expectancies are determined by reference to Treasury Regulation 1.72-9.

If the annuitant dies before distributions begin, the interest in the Tax Sheltered Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of the annuitant's death occurs unless:

  a) the annuitant names his or her surviving spouse as the beneficiary and the spouse chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the annuitant would have attained age 70 1/2; or

  b) the annuitant names a beneficiary other than his or her surviving spouse and the beneficiary elects to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the annuitant dies.

If the annuitant dies after distributions have begun, distributions must continue at least as rapidly as under the schedule used before the annuitant's death.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

REQUIRED DISTRIBUTIONS FOR INDIVIDUAL RETIREMENT ANNUITIES, SEP IRAS, AND SIMPLE IRAS

Distributions from an Individual Retirement Annuity, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

  a) the contract owner's life or the lives of the contract owner and his or her spouse or designated beneficiary; or

  b) a period not longer than the life expectancy of the contract owner or the joint life expectancy of the contract owner and the contract owner's designated beneficiary.

If the contract owner dies before distributions begin, the interest in the Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of the contract owner's death occurs, unless:

  a) the contract owner names his or her surviving spouse as the beneficiary and such spouse chooses to:

     1) treat the contract as an Individual Retirement Annuity, SEP IRA or Simple IRA established for his or her benefit; or

     2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the contract owner would have reached age 70 1/2; or

  b) the contract owner names a beneficiary other than his or her surviving spouse and such beneficiary elects to receive a distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year of the contract owner's death.

Required distributions will not be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity, Individual Retirement Account, SEP IRA or Simple IRA of the contract owner.

If the contract owner dies after distributions have begun, distributions must continue at least as rapidly as under the schedule being used before the contract owner's death. However, a surviving spouse who is the beneficiary under the annuity payment option may treat the contract as his or her own, in the same manner as is described in section (a)(1) of this provision.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

A portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed nontaxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or Simple IRAs.

Individual Retirement Annuity, SEP IRA or Simple IRA distributions will not receive the favorable tax treatment of a lump sum distribution from a Qualified Plan. If the contract owner dies before the entire interest in the contract has been distributed, the balance will also be included in his or her gross estate.

REQUIRED DISTRIBUTIONS FOR ROTH IRAS

The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime.

When the contract owner dies, the interest in the Roth IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs, unless:

  a) the contract owner names his or her surviving spouse as the beneficiary and the spouse chooses to:

     1)  treat the contract as a Roth IRA established for his or her benefit; or

     2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year following the year in which the contract owner would have reached age 70 1/2; or

  b) the contract owner names a beneficiary other than his or her surviving spouse and the beneficiary chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the contract owner dies.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").


NEW MINIMUM REQUIRED DISTRIBUTION RULES

In January 2001, the Department of the Treasury promulgated new Minimum Required Distribution rules, which are to be applicable to Qualified Plans, Tax Sheltered Annuities, and IRAs. These rules are proposed to be effective for 2002 and subsequent years.

The new Minimum Required Distribution rules have substantially simplified the calculation of the required distributions. Under the proposed regulations:

  a) a uniform table is used to determine the contract owner/participant's life expectancy and uses the joint life expectancy of the contract owner/participant and a person 10 years younger recalculated annually; and

  b) if the contract owner/participant's spouse is the sole designated beneficiary and is more than 10 years younger than the contract owner/beneficiary, then their joint life expectancy, recalculated annually, may be used instead.

These life expectancies will generally be longer than the life expectancies that are available under the previous proposed regulations, thereby permitting the distribution to be spread out over a longer period of time.

In addition, the designated beneficiary's identity does not have to be determined until December 31 of the year following the contract owner/participant's death. Under the previous proposed regulations, the designated beneficiary had to be determined not later than the required beginning date (generally, when the contract owner/participant attained age 70 1/2).


FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

  -  the type of contract purchased;

  -  the purposes for which the contract is purchased; and

  - the personal circumstances of individual investors having interests in the contracts.

See "Synopsis of the Contracts" for a brief description of the various types of contracts and the different purposes for which the contracts may be purchased.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.


If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), the tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

The Internal Revenue Code sets forth different income tax rules for the following types of annuity contracts:

  - Individual Retirement Annuities;

  - SEP IRAs;

  - Simple IRAs;

  - Roth IRAs;

  - Tax Sheltered Annuities; and

  - Non-Qualified Contracts.

Individual Retirement Annuities, SEP IRAs and Simple IRAs

Distributions from Individual Retirement Annuities, SEP IRAs and Simple IRAs are generally taxed when received. If any of the amount contributed to the IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.


If distributions of income from an IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to the regular income tax and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2 year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:


  -  made to a beneficiary on or after the death of the owner;

  - attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

  - part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

  -  used for qualified higher education expenses; or

  - used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

  - it is made on or after the date on which the contract owner attains age 59 1/2;

  - it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

  -  it is attributable to the contract owner's disability; or

  - it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.


A qualified distribution is not includable in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income in the year that is distributed to the contract owner.


Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

  -  made to a beneficiary on or after the death of the owner;

  - attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

  - part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

  -  for qualified higher education expenses; or

  - used for expenses attributable to the purchase of a home for a qualified first-time buyer.


If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

  -  made to a beneficiary on or after the death of the owner;

  - attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

  - part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

  -  for qualified higher education expenses;

  - used for expenses attributable to the purchase of a home for a qualified first-time buyer; or - made to the owner after separation from service with his or her employer after age 55.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged; or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:

  -  the result of a contract owner's death;

  - the result of a contract owner's disability (as defined in the Internal Revenue Code);

  - one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

  -  is allocable to an investment in the contract before August 14, 1982.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural person" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural person rules do not apply to all entity-owned contracts. A contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural person rules also do not apply to contracts that are:

  - acquired by the estate of a decedent by reason of the death of the decedent;

  - issued in connection with certain qualified retirement plans and individual retirement plans;

  - purchased by an employer upon the termination of certain qualified retirement plans.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

  -  the distribution is made directly to another Tax Sheltered Annuity or IRA;
     or

  - the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

- if the payee does not provide Nationwide with a taxpayer identification number; or

- if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. Mandatory back-up withholding rates are 31% of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

  1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

  2) provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

  1) the distribution is connected to the non-resident alien's conduct of business in the United States; and


  2) the distribution is not includable in the non-resident alien's gross income for United States federal income tax purposes.


Note that these distributions may be subject to back-up withholding, currently 31%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

  -  a transfer of the contract from one contract owner to another; or

  -  a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

  a) an individual who is two or more generations younger than the contract owner; or

  b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

  - who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

  - who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

  -  the failure to diversify was accidental;

  -  the failure is corrected; and

  -  a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES


The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your tax and/or financial adviser for more information.


STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

  -  statements showing the contract's quarterly activity;

  - confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

  - semi-annual reports as of June 30 containing financial statements for the variable account; and

  - annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by Nationwide and other named defendants. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

The general distributor, Waddell & Reed, Inc., is not engaged in any litigation of any material nature.

ADVERTISING


A "yield" and "effective yield" may be advertised for the W&R Target Funds, Inc.
- Money Market Portfolio. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the W&R Target Funds, Inc. - Money Market Portfolio's units. Yield is an annualized figure, which means that it is assumed that the W&R Target Funds, Inc. - Money Market Portfolio generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.


Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to:

  - precious metals;
  - real estate;
  - stocks and bonds;
  - closed-end funds;
  - bank money market deposit accounts and passbook savings;
  - CDs; and
  - the Consumer Price Index.

Market Indexes

The sub-accounts will be compared to certain market indexes, such as:

  - S&P 500;
  - Shearson/Lehman Intermediate Government/Corporate Bond Index;
  - Shearson/Lehman Long-Term Government/Corporate Bond Index;
  - Donoghue Money Fund Average;
  - U.S. Treasury Note Index;
  - Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and
  - Dow Jones Industrial Average.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by other services, such as:

  - Lipper Analytical Services, Inc.;
  - CDA/Wiesenberger;
  - Morningstar;
  - Donoghue's;
  - magazines such as:
    - Money;
    - Forbes;
    - Kiplinger's Personal Finance Magazine;
    - Financial World;
    - Consumer Reports;
    - Business Week;
    - Time;
    - Newsweek;
    - National Underwriter; and
    - News and World Report;
  - LIMRA;
  - Value;
  - Best's Agent Guide;
  - Western Annuity Guide;
  - Comparative Annuity Reports;
  - Wall Street Journal;
  - Barron's;
  - Investor's Daily;
  - Standard & Poor's Outlook; and
  - Variable Annuity Research & Data Service (The VARDS Report).

These rating services and publications rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts. Nationwide may advertise the sub-account's standardized average annual total return ("standardized return") calculated in a manner prescribed by the SEC, and non-standardized total return ("non-standardized return").


Standardized return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been available in the variable account if it has not been available for one of the prescribed periods). This calculation reflects the 7 Year CDSC Option schedule and the variable account charges that would be assessed to a contract if the maximum number of optional benefits are chosen (2.45%). Standardized return does not reflect the deduction of state premium taxes, which may be imposed by certain states.

Non-standardized return is calculated similarly to standardized return except non-standardized return assumes an initial investment of $10,000, variable account charges of 1.35% and no CDSC. An assumed initial investment of $10,000 is used because that amount more accurately reflects the average contract size.


Both methods of calculation reflect total return for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been in existence). For those underlying mutual funds which have not been available for one of the prescribed periods, the non-standardized total return illustrations will show the investment performance the underlying mutual funds would have achieved had they been available in the variable account for one of the periods. If the underlying mutual fund has been available in the variable account for less than one year (or if the underlying mutual fund has been effective for less than one year) standardized and non-standardized performance is not annualized.

                         SUB-ACCOUNT PERFORMANCE SUMMARY

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

                                                                                                     10 Years
                                                                                                   or Date Fund
                                                                                                   Available in      Date Fund
                                                                                                   the Variable    Available in
                                                                      1 Year         5 Years          Account      the Variable
                       Sub-Account Option                          to 12/31/2000   to 12/31/2000   to 12/31/2000      Account

W&R Target Funds, Inc. - Asset Strategy Portfolio                       N/A             N/A            -6.34%          12/01/00

W&R Target Funds, Inc. - Balanced Portfolio                             N/A             N/A            -7.69%          12/01/00

W&R Target Funds, Inc. - Bond Portfolio                                 N/A             N/A            -7.81%          12/01/00

W&R Target Funds, Inc. - Core Equity Portfolio                          N/A             N/A            -7.87%          12/01/00

W&R Target Funds, Inc. - Growth Portfolio                               N/A             N/A            -8.77%          12/01/00

W&R Target Funds, Inc.  - High Income Portfolio                         N/A             N/A            -9.20%          12/01/00

W&R Target Funds, Inc. - International Portfolio                        N/A             N/A            -8.53%          12/01/00

W&R Target Funds, Inc. - Limited-Term Bond Portfolio                    N/A             N/A            -8.61%          12/01/00

W&R Target Funds, Inc. - Money Market Portfolio                         N/A             N/A            -9.52%          12/01/00

W&R Target Funds, Inc. - Science and Technology Portfolio               N/A             N/A           -12.64%          12/01/00

W&R Target Funds, Inc. - Small Cap Portfolio                            N/A             N/A            -9.15%          12/01/00


NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

                                                                                                     10 Years
                                                                      1 Year         5 Years       to 12/31/2000     Date Fund
                       Sub-Account Option                          to 12/31/2000   to 12/31/2000  or Life of Fund    Effective

W&R Target Funds, Inc. - Asset Strategy Portfolio                      20.61%         13.11%           11.88%          05/01/95

W&R Target Funds, Inc. - Balanced Portfolio                             5.41%          9.32%           10.20%          05/03/94

W&R Target Funds, Inc. - Bond Portfolio                                 8.07%          3.99%            6.49%          07/13/87

W&R Target Funds, Inc. - Core Equity Portfolio                          7.52%         15.83%           14.85%          07/16/91

W&R Target Funds, Inc. - Growth Portfolio                              -0.25%         17.01%           15.52%          07/13/87

W&R Target Funds, Inc.  - High Income Portfolio                       -11.25%          2.57%            5.90%          07/13/87

W&R Target Funds, Inc. - International Portfolio                      -25.01%         16.07%           12.84%          05/03/94

W&R Target Funds, Inc. - Limited-Term Bond Portfolio                    6.98%          3.83%            4.84%          05/03/94

W&R Target Funds, Inc. - Money Market Portfolio                         4.14%          3.43%            4.01%          07/13/87

W&R Target Funds, Inc. - Science and Technology Portfolio             -22.53%           N/A            39.81%          04/04/97

W&R Target Funds, Inc. - Small Cap Portfolio                          -13.85%         14.34%           18.46%          05/03/94



The W&R Target Funds, Inc. - Value Portfolio was added to the variable account May 1, 2001. Consequently, no sub-account performance is available.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
                                                                                 PAGE
General Information and History.....................................................1
Services............................................................................1
Purchase of Securities Being Offered................................................1
Underwriters........................................................................2
Calculations of Performance.........................................................2
Annuity Payments....................................................................3
Financial Statements................................................................4

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.

W&R TARGET FUNDS, INC.
The Fund is an open-end, diversified management company organized as a Maryland corporation on December 2, 1986. The Fund sells its shares only to the separate accounts of participating insurance companies to fund certain variable life insurance policies and variable annuity contracts. Waddell & Reed Investment Management Company is the Fund's investment adviser.

     ASSET STRATEGY PORTFOLIO
     Investment Objective: The Asset Strategy Portfolio seeks high total return over the long-term. It seeks to achieve its goal by allocating its assets among stocks, bonds and short-term instruments, both in the United States and abroad.

     BALANCED PORTFOLIO
     Investment Objective: The Balanced Portfolio seeks as a primary goal, current income, with a secondary goal of long-term appreciation of capital. It invests primarily in a mix of stocks, fixed-income securities and cash, depending on market conditions.

     BOND PORTFOLIO
     Investment Objective: The Bond Portfolio seeks a reasonable return with emphasis on preservation of capital. It seeks to achieve its goal by investing primarily in domestic debt securities, usually of investment grade.

     CORE EQUITY PORTFOLIO
     Investment Objective: The Core Equity Portfolio seeks capital growth and income. It seeks to achieve its goals by investing primarily in common stocks of large U.S. and foreign companies that have a record of paying regular dividends on common stock or have the potential for capital appreciation, or are expected to resist market decline.

     GROWTH PORTFOLIO
     Investment Objective: The Growth Portfolio seeks capital growth, with a secondary goal of current income. It seeks to achieve its goal by investing primarily in common stocks of U.S. and foreign companies.

     HIGH INCOME PORTFOLIO
     Investment Objective: The High Income Portfolio seeks as a primary goal, high current income with a secondary goal of capital growth. It seeks to achieve its goals by investing primarily in high-yield, high-risk, fixed-income securities of U.S. and foreign issuers, the risks of which are consistent with the Portfolio's goals.

     INTERNATIONAL PORTFOLIO
     Investment Objective: The International Portfolio seeks as a primary goal, long-term appreciation of capital, with a secondary goal of current income. It seeks to achieve its goals by investing primarily in common stocks of foreign companies that may have the potential for long-term growth.

     LIMITED-TERM BOND PORTFOLIO
     Investment Objective: The Limited-Term Bond Portfolio seeks a high level of current income consistent with preservation of capital. It seeks to achieve its goal by investing primarily in investment-grade debt securities of U.S. issuers, including U.S. Government securities.

     MONEY MARKET PORTFOLIO
     Investment Objective: The Money Market Portfolio seeks current income consistent with stability of principal. It seeks to achieve it goal by investing in U.S. dollar-denominated high quality money market obligations and instruments.

     SCIENCE AND TECHNOLOGY PORTFOLIO
     Investment Objective: The Science and Technology Portfolio seeks long-term capital growth. It seeks to achieve its goals by concentrating its investments primarily in science and technology equity securities of U.S. and foreign companies.

     SMALL CAP PORTFOLIO
     Investment Objective: The Small Cap Portfolio seeks capital growth. It seeks to achieve its goal by investing primarily in common stocks of companies that are relatively new or unseasoned, companies in their early stages of development, or smaller companies positioned in new or in emerging industries where the opportunity for rapid growth is above average.


     VALUE PORTFOLIO
     Investment Objective: The Value Portfolio seeks long-term capital appreciation of capital by investing, during normal market conditions, primarily in the stocks of large U.S. and foreign companies that are undervalued relative to the true worth of the company.

APPENDIX B: CONDENSED FINANCIAL INFORMATION
Accumulation unit values for an accumulation unit outstanding throughout the period.


                   NO OPTIONAL BENEFITS ELECTED (TOTAL 1.35%)
           (VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS
                            OF THE VARIABLE ACCOUNT)


                                                                              PERCENT       NUMBER OF
                                  ACCUMULATION UNIT    ACCUMULATION UNIT     CHANGE IN     ACCUMULATION
                                 VALUE AT BEGINNING     VALUE AT END OF     ACCUMULATION   UNITS AT END
UNDERLYING MUTUAL FUND                OF PERIOD              PERIOD          UNIT VALUE     OF PERIOD       YEAR

W&R Target Funds, Inc. -              10.000000            10.378704            3.79%           1,112       2000
Asset Strategy Portfolio - Q/NQ


W&R Target Funds, Inc. -              10.000000            10.237361            2.37%           1,557       2000
Balanced Portfolio - Q/NQ


W&R Target Funds, Inc. -              10.000000            10.225161            2.25%               0       2000
Bond Portfolio - Q/NQ


W&R Target Funds, Inc. -              10.000000            10.217829            2.18%           4,171       2000
Core Equity Portfolio - Q/NQ


W&R Target Funds, Inc. -              10.000000            10.120762            1.21%           4,975       2000
Growth Portfolio - Q/NQ


W&R Target Funds, Inc. -              10.000000            10.073496            0.73%             794       2000
High Income Portfolio - Q/NQ


W&R Target Funds, Inc. -              10.000000            10.146627            1.47%             794       2000
International Portfolio - Q/NQ


W&R Target Funds, Inc. -              10.000000            10.137451            1.37%               0       2000
Limited-Term Bond Portfolio -
Q/NQ


W&R Target Funds, Inc. -              10.000000            10.038962            0.39%           3,115       2000
Money Market Portfolio* - Q/NQ


W&R Target Funds, Inc. -              10.000000             9.700236           -3.00%           1,183       2000
Science and Technology
Portfolio - Q/NQ




W&R Target Funds, Inc. -              10.000000            10.079320            0.79%           4,313       2000
Small Cap Portfolio - Q/NQ



* The 7 day yield on the W&R Target Funds, Inc. - Money Market Portfolio as of December 31, 2000 was 4.61%.

The underlying mutual funds listed above were added to the variable account December 8, 2000. Therefore, the Condensed Financial Information reflects the reporting period from December 8, 2000 through December 31, 2000.

The W&R Target Funds, Inc. - Value Portfolio was added to the variable account May 1, 2001. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.80%)
           (VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS
                            OF THE VARIABLE ACCOUNT)

                                                                              PERCENT       NUMBER OF
                                  ACCUMULATION UNIT    ACCUMULATION UNIT     CHANGE IN     ACCUMULATION
                                 VALUE AT BEGINNING     VALUE AT END OF     ACCUMULATION   UNITS AT END
UNDERLYING MUTUAL FUND                OF PERIOD              PERIOD          UNIT VALUE     OF PERIOD       YEAR

W&R Target Funds, Inc. - Asset        10.000000            10.375088            3.75%               0       2000
Strategy Portfolio - Q/NQ


W&R Target Funds, Inc. -              10.000000            10.233790            2.34%             122       2000
Balanced Portfolio - Q/NQ


W&R Target Funds, Inc. -              10.000000            10.221589            2.22%             122       2000
Bond Portfolio - Q/NQ


W&R Target Funds, Inc. -              10.000000            10.214270            2.14%             122       2000
Core Equity Portfolio - Q/NQ


W&R Target Funds, Inc. -              10.000000            10.117234            1.17%              74       2000
Growth Portfolio - Q/NQ


W&R Target Funds, Inc. -              10.000000            10.069972            0.70%              50       2000
High Income Portfolio - Q/NQ


W&R Target Funds, Inc. -              10.000000            10.143081            1.43%               0       2000
International Portfolio - Q/NQ


W&R Target Funds, Inc. -              10.000000            10.133910            1.34%               0       2000
Limited-Term Bond Portfolio -
Q/NQ


W&R Target Funds, Inc. -              10.000000            10.035451            0.35%               0       2000
Money Market Portfolio* - Q/NQ


W&R Target Funds, Inc. -              10.000000             9.696839           -3.03%               0       2000
Science and Technology
Portfolio - Q/NQ


W&R Target Funds, Inc. -              10.000000            10.075790            0.76%               0       2000
Small Cap Portfolio - Q/NQ



* The 7 day yield on the W&R Target Funds, Inc. - Money Market Portfolio as of December 31, 2000 was 4.15%.

The underlying mutual funds listed above were added to the variable account December 8, 2000. Therefore, the Condensed Financial Information reflects the reporting period from December 8, 2000 through December 31, 2000.

The W&R Target Funds, Inc. - Value Portfolio was added to the variable account May 1, 2001. Therefore, no Condensed Financial Information is available.

                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 2001


                       DEFERRED VARIABLE ANNUITY CONTRACTS
             ISSUED BY NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                  THROUGH ITS NATIONWIDE VA SEPARATE ACCOUNT-D


This Statement of Additional Information is not a prospectus. It contains additional information than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2001. The prospectus may be obtained from Nationwide Life and Annuity Insurance Company by writing P.O. Box 182449, Columbus, Ohio 43218-2449, or calling 1-866-221-1100, TDD
1-800-238-3035.


                                TABLE OF CONTENTS
                                                                       PAGE
     General Information and History......................................1
     Services.............................................................1
     Purchase of Securities Being Offered.................................1
     Underwriters.........................................................2
     Calculations of Performance..........................................2
     Annuity Payments.....................................................3
     Financial Statements.................................................4

GENERAL INFORMATION AND HISTORY


Nationwide VA Separate Account-D is a separate investment account of Nationwide Life and Annuity Insurance Company ("Nationwide") (formerly Financial Horizons Life Insurance Company). All of Nationwide 's common stock is owned by Nationwide Life Insurance Company, which is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of the common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $111 billion as of December 31, 2000.


SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value of each contract.

The custodian of the assets of the variable account is Nationwide. Nationwide will maintain a record of all purchases and redemption of shares of the underlying mutual funds. Nationwide, or affiliates of Nationwide may have entered into agreements with either the investment adviser or distributor for the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide and provide for an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in particular underlying mutual funds. These fees in no way affect the net asset value of the underlying mutual funds or fees paid by the contract owner.


The audited financial statements for Nationwide and Nationwide VA Separate Account-D have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The offices of KPMG LLP are located at Two Nationwide Plaza, Columbus, Ohio 43215.

PURCHASE OF SECURITIES BEING OFFERED

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

UNDERWRITERS


The contracts, which are offered continuously, are distributed by Waddell & Reed, Inc., 6300 Lamar Ave, Overland Park, Kansas 66202. No underwriting commissions have been paid by Nationwide to Waddell & Reed, Inc.


CALCULATIONS OF PERFORMANCE


Any current yield quotations of the W&R Target Funds, Inc. - Money Market Portfolio, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. The W&R Target Funds, Inc. - Money Market Portfolio's seven-day current unit value yield for the maximum number of options available as of December 31, 2000 (2.05% was 3.89%. The W&R Target Funds, Inc. - Money Market Portfolio's effective yield is computed similarly, but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the W&R Target Funds, Inc. - Money Market Portfolio. The W&R Money Market Portfolio's seven-day effective yield for the maximum number of options available as of December 31, 2000 (2.05%) was 3.97%.

The W&R Target Funds, Inc. - Money Market Portfolio's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the fund's expenses. Although the W&R Target Funds, Inc. - Money Market Portfolio determines its yield on the basis of a seven day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described "Investment Manager and Other Services" in the Money Market Portfolio 's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a contract owner's investment in the W&R Target Funds, Inc. - Money Market Portfolio is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.

All performance advertising will include quotations of standardized average annual total return, calculated in accordance with a standard method prescribed by rules of the SEC. Standardized average annual total return is found by taking a hypothetical $1,000 investment in each of the sub-accounts' units on the first day of the period at the offering price, which is the accumulation unit value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return reflects the deduction of variable account charges of 2.45% which includes the 7 Year CDSC Option, the Maximum Anniversary Death Benefit, the 5% Interest Guaranteed Minimum Income Benefit Option, the Nursing Home and Long Term Care Option and the Beneficiary Protector Option. No deduction is made for premium taxes which may be assessed by certain states. Non-standardized total return may also be advertised, and is calculated in a manner similar to standardized average annual total return except the non-standardized total return is based on a hypothetical initial investment of $10,000. An assumed initial investment of $10,000 will be used because that figure more closely approximates the size of a typical contract than does the $1,000 figure used in calculating the standardized average annual total return quotations.


The standardized average annual total return and non-standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. The standardized average annual return will be based on rolling calendar quarters and will cover periods of one, five, and ten years, or a period covering the time the underlying mutual fund has been available in the variable account if the underlying mutual fund has not been available for one of the prescribed periods. Non-standardized average annual total return will based on rolling calendar quarters and will cover periods of one, five and ten years, or a period covering the time the underlying mutual fund has been in existence. If the underlying mutual fund has been available in the variable account for less than one year (or if the underlying mutual fund has been effective for less than one year), standardized and non-standardized performance is not annualized.

Quotations of average annual total return and total return are based upon historical earnings and will fluctuate. Any quotation of performance is not a guarantee of future performance. Factors affecting a sub-account's performance include general market conditions, operating expenses and investment management. A contract owner's account when redeemed may be more or less than the original cost.

ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors of Nationwide Life and Annuity Insurance Company and
   Contract Owners of Nationwide VA Separate Account-D:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VA Separate Account-D (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2000, and the related statements of operations and changes in contract owners' equity for the period December 29, 2000 (commencement of operations) through December 31, 2000, and the financial highlights for the period December 29, 2000 (commencement of operations) through December 31, 2000. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2000, the results of its operations and its changes in contract owners' equity for the period December 29, 2000 (commencement of operations) through December 31, 2000, and the financial highlights for the period December 29, 2000 (commencement of operations) through December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.




KPMG LLP
Columbus, Ohio
February 16, 2001


--------------------------------------------------------------------------------

                        NATIONWIDE VA SEPARATE ACCOUNT-D

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 2000



ASSETS:
   Investments at fair value:
      W & R Target Funds, Inc. - Asset Strategy Portfolio (WRASP)
         1,636 shares (cost $11,541)...................................................      $ 11,541
      W & R Target Funds, Inc. - Balanced Portfolio (WRBP)
         2,347 shares (cost $17,192)...................................................        17,192
      W & R Target Funds, Inc. - Bond Portfolio (WRBdP)
         239 shares (cost $1,250)......................................................         1,250
      W & R Target Funds, Inc. - Core Equity Portfolio (WRCEP)
         3,595 shares (cost $43,872)...................................................        43,872
      W & R Target Funds, Inc. - Growth Portfolio (WRGP)
         5,171 shares (cost $51,101)...................................................        51,101
      W & R Target Funds, Inc. - High Income Portfolio (WRHIP)
         2,535 shares (cost $8,498)....................................................         8,498
      W & R Target Funds, Inc. - International Portfolio (WRIP)
         1,025 shares (cost $8,056)....................................................         8,056
      W & R Target Funds, Inc. - Money Market Portfolio (WRMMP)
         31,268 shares (cost $31,268)..................................................        31,268
      W & R Target Funds, Inc. - Science & Technology Portfolio (WRSTP)
         805 shares (cost $11,472).....................................................        11,472
      W & R Target Funds, Inc. - Small Cap Portfolio (WRSCP)
         5,344 shares (cost $43,467)...................................................        43,467
                                                                                              -------
            Total investments..........................................................       227,717
   Accounts receivable                                                                           -
                                                                                              -------
            Total assets...............................................................       227,717
ACCOUNTS PAYABLE ......................................................................
                                                                                              -------
CONTRACT OWNERS' EQUITY (NOTE 4).......................................................     $ 227,717
                                                                                              =======



See accompanying notes to financial statements.

--------------------------------------------------------------------------------

NATIONWIDE VA SEPARATE ACCOUNT-D
STATEMENTS OF OPERATIONS
FOR THE PERIOD DECEMBER 29, 2000 (COMMENCEMENT OF OPERATIONS)
THROUGH DECEMBER 31, 2000


                                                          Total           WRASP           WRBP            WRBdP           WRCEP
                                                      -------------   -------------   -------------   -------------   -------------
Investment activity:
  Reinvested dividends...................            $            -               -               -               -               -
  Mortality and expense risk charges
    (note 2).............................                         -               -               -               -               -
                                                     --------------  --------------  --------------  --------------   -------------
    Net investment activity..............                         -               -               -               -               -
                                                     --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual funds shares sold.                         -               -               -               -               -
  Cost of mutual fund shares sold........                         -               -               -               -               -
                                                     --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments..                         -               -               -               -               -
  Change in unrealized gain (loss)
    on investments.......................                         -               -               -               -               -
                                                     --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments.......                         -               -               -               -               -
                                                     --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains...............                         -               -               -               -               -
                                                     --------------  --------------  --------------  --------------   -------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations........................            $            -               -               -               -               -
                                                     ==============  ==============  ==============  ==============   =============

                                                         WRGP             WRHIP           WRIP
                                                     -------------   -------------    -------------
Investment activity:
  Reinvested dividends...................            $            -               -               -
  Mortality and expense risk charges
    (note 2).............................                         -               -               -
                                                     --------------  --------------  --------------
    Net investment activity..............                         -               -               -
                                                     --------------  --------------  --------------

  Proceeds from mutual funds shares sold.                         -               -               -
  Cost of mutual fund shares sold........                         -               -               -
                                                     --------------  --------------  --------------
    Realized gain (loss) on investments..                         -               -               -
  Change in unrealized gain (loss)
    on investments.......................                         -               -               -
                                                     --------------  --------------  --------------
    Net gain (loss) on investments.......                         -               -               -
                                                     --------------  --------------  --------------
  Reinvested capital gains...............                         -               -               -
                                                     --------------  --------------  --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations........................            $            -               -               -
                                                     ==============  ==============  ==============


                                                         WRMMP           WRSTP           WRSCP
                                                     -------------   -------------   -------------
Investment activity:
  Reinvested dividends...................            $            -               -               -
  Mortality and expense risk charges
    (note 2).............................                         -               -               -
                                                     --------------  --------------  --------------
    Net investment activity..............                         -               -               -
                                                     --------------  --------------  --------------

  Proceeds from mutual funds shares sold.                         -               -               -
  Cost of mutual fund shares sold........                         -               -               -
                                                     --------------  --------------  --------------
    Realized gain (loss) on investments..                         -               -               -
  Change in unrealized gain (loss)
    on investments.......................                         -               -               -
                                                     --------------  --------------  --------------
    Net gain (loss) on investments.......                         -               -               -
                                                     --------------  --------------  --------------
  Reinvested capital gains...............                         -               -               -
                                                     --------------  --------------  --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations........................            $            -               -               -
                                                     ==============  ==============  ==============


See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


NATIONWIDE VA SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
FOR THE PERIOD DECEMBER 29, 2000 (COMMENCEMENT OF OPERATIONS)
THROUGH DECEMBER 31, 2000


                                                     Total           WRASP           WRBP            WRBDP           WRCEP
                                                 -------------   -------------   -------------   -------------   -------------
Investment activity:
  Net investment income..................       $            -               -               -               -               -
  Realized gain (loss) on investments....                    -               -               -               -               -
  Change in unrealized gain (loss)
    on investments.......................                    -               -               -               -               -
  Reinvested capital gains...............                    -               -               -               -               -
                                                --------------  --------------  --------------  --------------   -------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.........................                    -               -               -               -               -
                                                --------------  --------------  --------------  --------------   -------------

Equity transactions:
  Purchase payments received from
    contract owners......................              227,717          11,541          17,192           1,250          43,872
  Transfers between funds................                    -               -               -               -               -
  Redemptions............................                    -               -               -               -               -
  Annuity benefits ......................                    -               -               -               -               -
  Annual contract maintenance charges
    (note 2).............................                    -               -               -               -               -
  Contingent deferred sales charges
    (note 2).............................                    -               -               -               -               -
  Adjustments to maintain reserves.......                    -               -               -               -               -
                                                --------------  --------------  --------------  --------------   -------------
      Net equity transactions............              227,717          11,541          17,192           1,250          43,872
                                                --------------  --------------  --------------  --------------   -------------

Net change in contract owners' equity....              227,717          11,541          17,192           1,250          43,872
Contract owners' equity beginning
  of period..............................                    -               -               -               -               -
                                                --------------  --------------  --------------  --------------   -------------
Contract owners' equity end of period....       $      227,717          11,541          17,192           1,250          43,872
                                                ==============  ==============  ==============  ==============   =============

CHANGES IN UNITS:
  Beginning units........................                    -               -               -               -               -
                                                --------------  --------------  --------------  --------------   -------------
  Units purchased........................               22,505           1,112           1,679             122           4,294
  Units redeemed.........................                    -               -               -               -               -
                                                --------------  --------------  --------------  --------------   -------------
  Ending units...........................               22,505           1,112           1,679             122           4,294
                                                ==============  ==============  ==============  ==============   =============


                                                     WRGP           WRHIP            WRIP
                                                --------------   -------------   -------------
Investment activity:
  Net investment income..................                    -               -               -
  Realized gain (loss) on investments....                    -               -               -
  Change in unrealized gain (loss)
    on investments.......................                    -               -               -
  Reinvested capital gains...............                    -               -               -
                                                --------------  --------------  --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.........................                    -               -               -
                                                --------------  --------------  --------------

Equity transactions:
  Purchase payments received from
    contract owners......................               51,101           8,498           8,056
  Transfers between funds................                    -               -               -
  Redemptions............................                    -               -               -
  Annuity benefits ......................                    -               -               -
  Annual contract maintenance charges
    (note 2).............................                    -               -               -
  Contingent deferred sales charges
    (note 2).............................                    -               -               -
  Adjustments to maintain reserves.......                    -               -               -
                                                --------------  --------------  --------------
      Net equity transactions............               51,101           8,498           8,056
                                                --------------  --------------  --------------

Net change in contract owners' equity....               51,101           8,498           8,056
Contract owners' equity beginning
  of period..............................                    -               -               -
                                                --------------  --------------  --------------
Contract owners' equity end of period....               51,101           8,498           8,056
                                                ==============  ==============  ==============

CHANGES IN UNITS:
  Beginning units........................                    -               -               -
                                                --------------  --------------  --------------
  Units purchased........................                5,049             844             794
  Units redeemed.........................                    -               -               -
                                                --------------  --------------  --------------
  Ending units...........................                5,049             844             794
                                                ==============  ==============  ==============

NATIONWIDE VA SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
FOR THE PERIOD DECEMBER 29, 2000 (COMMENCEMENT OF OPERATIONS)
THROUGH DECEMBER 31, 2000


                                                    WRMMP           WRSTP           WRSCP
                                                -------------   -------------   -------------
Investment activity:
  Net investment income..................       $            -               -               -
  Realized gain (loss) on investments....                    -               -               -
  Change in unrealized gain (loss)
    on investments.......................                    -               -               -
  Reinvested capital gains...............                    -               -               -
                                                --------------  --------------  --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.........................                    -               -               -
                                                --------------  --------------  --------------

Equity transactions:
  Purchase payments received from
    contract owners......................               31,268          11,472          43,467
  Transfers between funds................                    -               -               -
  Redemptions............................                    -               -               -
  Annuity benefits ......................                    -               -               -
  Annual contract maintenance charges
    (note 2).............................                    -               -               -
  Contingent deferred sales charges
    (note 2).............................                    -               -               -
  Adjustments to maintain reserves.......                    -               -               -
                                                --------------  --------------  --------------
      Net equity transactions............               31,268          11,472          43,467
                                                --------------  --------------  --------------

Net change in contract owners' equity....               31,268          11,472          43,467
Contract owners' equity beginning
  of period..............................                    -               -               -
                                                --------------  --------------  --------------
Contract owners' equity end of period....       $       31,268          11,472          43,467
                                                ==============  ==============  ==============

CHANGES IN UNITS:
  Beginning units........................                    -               -               -
                                                --------------  --------------  --------------
  Units purchased........................                3,115           1,183           4,313
  Units redeemed.........................                    -               -               -
                                                --------------  --------------  --------------
  Ending units...........................                3,115           1,183           4,313
                                                ==============  ==============  ==============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                        NATIONWIDE VA SEPARATE ACCOUNT-D

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 2000


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         Nationwide VA Separate Account-D (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 8, 2000. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

             Portfolio of the Waddell and Reed: W & R Target Funds, Inc.
             (W & R TFI);
               W & R Target Funds, Inc. - Asset Strategy Portfolio (WRASP)
               W & R Target Funds, Inc. - Balanced Portfolio (WRASP)
               W & R Target Funds, Inc. - Bond Portfolio (WRBdP)
               W & R Target Funds, Inc. - Core Equity Portfolio (WRCEP)
               W & R Target Funds, Inc. - Growth Portfolio (WRGP)
               W & R Target Funds, Inc. - High Income Portfolio (WRHIP)
               W & R Target Funds, Inc. - International Portfolio (WRIP)
               W & R Target Funds, Inc. - Limited-Term Bond Portfolio (WRLBP)
               W & R Target Funds, Inc. - Money Market Portfolio (WRMMP)
               W & R Target Funds, Inc. - Science & Technology Portfolio (WRSTP) W & R Target Funds, Inc. - Small Cap Portfolio (WRSCP)

         At December 31, 2000, contract owners have invested in all of the above funds, except for W & R Target Funds, Inc. - Limited-Term Bond Portfolio. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2000. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Calculation of Annuity Reserves

         Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge not to exceed 8% of the lesser of purchase payments or the amount surrendered, such charge declining to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. This charge ranges from an annual rate of 1.35% to a maximum of 2.05%, if all permissible rider options are utilized. The rider options include: (a) 7 year CDSC; (b) death benefit; (c) guaranteed minimum income benefit and (d) nursing home and long term care.

     No expenses were assessed during the period ended December 31, 2000 as all purchase payments received from contract owners were received on the last business day of 2000.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-D

(4) FINANCIAL HIGHLIGHTS

     The following is a summary of units outstanding, unit fair values and contract owners' equity for variable annuity contracts as of December 31, 2000.


                                                  ASSET                    UNIT         CONTRACT                     TOTAL
                                                 CHARGE      UNITS      FAIR VALUE   OWNERS' EQUITY    EXPENSES*    RETURN*
                                                --------   --------     -----------  ---------------   ---------   --------
      Contracts in accumulation phase:
        W & R Target Funds, Inc. -
        Asset Strategy Portfolio:
          Non-tax qualified...................     1.35%    1,112       $ 10.378704      $ 11,541          -           -
        W & R Target Funds, Inc. - Balanced
        Portfolio:
          Non-tax qualified...................     1.35%    1,557         10.237361        15,940          -           -
          Non-tax qualified...................     1.80%      122         10.233790         1,249          -           -
        W & R Target Funds, Inc. - Bond
        Portfolio:
          Non-tax qualified...................     1.80%      122         10.221589         1,247          -           -
        W & R Target Funds, Inc. -
        Core Equity Portfolio:
          Non-tax qualified...................     1.35%    4,171         10.217829        42,619          -           -
          Non-tax qualified...................     1.80%      122         10.214270         1,246          -           -
        W & R Target Funds, Inc. - Growth
        Portfolio:
          Non-tax qualified...................     1.35%    4,975         10.120762        50,351          -           -
          Non-tax qualified...................     1.80%       74         10.117234           749          -           -
        W & R Target Funds, Inc. -
        High Income Portfolio:
          Non-tax qualified...................     1.35%      794         10.073496         7,998          -           -
          Non-tax qualified...................     1.80%       50         10.069972           503          -           -
        W & R Target Funds, Inc. -
        International Portfolio:
          Non-tax qualified...................     1.35%      794         10.146627         8,056          -           -
        W & R Target Funds, Inc. -
        Money Market Portfolio:
          Non-tax qualified...................     1.35%    3,115         10.038962        31,271          -           -
        W & R Target Funds, Inc. -
        Science and Technology Portfolio:
          Non-tax qualified...................     1.35%    1,183          9.700236        11,475          -           -
        W & R Target Funds, Inc. - Small Cap
        Portfolio:
          Non-tax qualified...................     1.35%    4,313         10.079320        43,472          -           -
                                                                          =========      --------
                                                                                         $227,717
                                                                                         ========


* No purchase payments were received in the Account prior to the last business day of the reporting period. Therefore, calculation and presentation of the ratio of Expenses to average net assets, and Total Return are not meaningful.

--------------------------------------------------------------------------------

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
Nationwide Life and Annuity Insurance Company:

We have audited the accompanying balance sheets of Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of Nationwide Life Insurance Company, as of December 31, 2000 and 1999, and the related statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life and Annuity Insurance Company as of December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

January 26, 2001

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                                 Balance Sheets

                   ($000's omitted, except per share amounts)

                                                                                                 December 31,
                                                                                        -------------------------------
                                                                                             2000            1999
=======================================================================================================================
                                         ASSETS

Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                                             $ 1,192,444     $ 1,051,556
    Equity securities                                                                           1,828           5,659
  Mortgage loans on real estate, net                                                          380,685         330,068
  Real estate, net                                                                              1,822           2,200
  Policy loans                                                                                  1,517             465
  Other long-term investments                                                                       8               -
  Short-term investments                                                                       61,194             706
-----------------------------------------------------------------------------------------------------------------------
                                                                                            1,639,498       1,390,654
-----------------------------------------------------------------------------------------------------------------------

Cash                                                                                                -           4,280
Accrued investment income                                                                      16,925          13,906
Deferred policy acquisition costs                                                             108,982          92,025
Reinsurance receivable from affiliate                                                          96,892          91,667
Other assets                                                                                   69,459          42,851
Assets held in separate accounts                                                            2,242,478       2,127,080
-----------------------------------------------------------------------------------------------------------------------
                                                                                          $ 4,174,234     $ 3,762,463
=======================================================================================================================

                          LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits and claims                                                         $ 1,765,451     $ 1,480,807
Other liabilities                                                                              10,493          41,308
Liabilities related to separate accounts                                                    2,242,478       2,127,080
-----------------------------------------------------------------------------------------------------------------------
                                                                                            4,018,422       3,649,195
-----------------------------------------------------------------------------------------------------------------------

Commitments and contingencies (notes 8 and 12)
Shareholder's equity:
  Common stock, $40 par value.  Authorized, issued and outstanding 66,000 shares                2,640           2,640
  Additional paid-in capital                                                                   77,960          52,960
  Retained earnings                                                                            72,063          59,536
  Accumulated other comprehensive income (loss)                                                 3,149          (1,868)
-----------------------------------------------------------------------------------------------------------------------
                                                                                              155,812         113,268
-----------------------------------------------------------------------------------------------------------------------
                                                                                          $ 4,174,234     $ 3,762,463
=======================================================================================================================


See accompanying notes to financial statements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                              Statements of Income

                                ($000's omitted)

                                                                                        Years ended December 31,
                                                                              ---------------------------------------------
                                                                                  2000            1999           1998
===========================================================================================================================
Revenues:
  Policy charges                                                                $ 55,992        $ 44,793       $ 28,549
  Life insurance premiums                                                          1,297             292             63
  Net investment income                                                           14,732          13,959         11,314
  Realized gains on investments                                                      842           5,208            696
  Other income                                                                       929           1,059          1,165
---------------------------------------------------------------------------------------------------------------------------
                                                                                  73,792          65,311         41,787
---------------------------------------------------------------------------------------------------------------------------

Benefits and expenses:
  Interest credited to policyholder account balances                              11,097           8,548          4,881
  Other benefits and claims                                                        5,581           5,210          1,586
  Amortization of deferred policy acquisition costs                                9,893          13,592          4,348
  Other operating expenses                                                        29,982          24,185          8,952
---------------------------------------------------------------------------------------------------------------------------
                                                                                  56,553          51,535         19,767
---------------------------------------------------------------------------------------------------------------------------
    Income before federal income tax expense                                      17,239          13,776         22,020
---------------------------------------------------------------------------------------------------------------------------
Federal income tax expense                                                         4,712           4,571          7,501
---------------------------------------------------------------------------------------------------------------------------
    Net income                                                                  $ 12,527        $  9,205       $ 14,519
===========================================================================================================================


See accompanying notes to financial statements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                       Statements of Shareholder's Equity

                  Years ended December 31, 2000, 1999 and 1998
                                ($000's omitted)


                                                                                            Accumulated
                                                           Additional                          other             Total
                                              Common         paid-in        Retained       comprehensive     shareholder's
                                               stock         capital        earnings       income (loss)         equity
============================================================================================================================

December 31, 1997                             $ 2,640       $ 52,960         $ 35,812           $ 7,168       $   98,580

Comprehensive income:
  Net income                                        -              -           14,519                 -           14,519
  Net unrealized gains on securities
    available-for-sale arising during the
         year                                       -              -                -             2,887            2,887

                                                                                                             ---------------
  Total comprehensive income                                                                                      17,406
----------------------------------------------------------------------------------------------------------------------------
December 31, 1998                               2,640         52,960           50,331            10,055          115,986
============================================================================================================================

Comprehensive income:
  Net income                                        -              -            9,205                 -            9,205
  Net unrealized losses on securities
    available-for-sale arising during the
         year                                       -              -                -           (11,923)         (11,923)

                                                                                                             ---------------
  Total comprehensive loss                                                                                        (2,718)
----------------------------------------------------------------------------------------------------------------------------
December 31, 1999                               2,640         52,960           59,536            (1,868)         113,268
============================================================================================================================

Comprehensive income:
  Net income                                        -              -           12,527                 -           12,527
  Net unrealized gains on securities
    available-for-sale arising during the
         year                                       -              -                -             5,017            5,017
                                                                                                             ---------------
  Total comprehensive income                                                                                      17,544
                                                                                                             ---------------
  Capital contribution                              -         25,000                -                 -           25,000
----------------------------------------------------------------------------------------------------------------------------
December 31, 2000                             $ 2,640       $ 77,960         $ 72,063           $ 3,149        $ 155,812
============================================================================================================================



See accompanying notes to financial statements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                            Statements of Cash Flows

                                ($000's omitted)


                                                                                           Years ended December 31,
                                                                                ----------------------------------------------
                                                                                    2000           1999             1998
==============================================================================================================================
Cash flows from operating activities:
  Net income                                                                    $     12,527     $    9,205       $  14,519
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                              11,097          8,548           4,881
      Capitalization of deferred policy acquisition costs                            (38,932)       (33,965)        (29,216)
      Amortization of deferred policy acquisition costs                                9,893         13,592           4,348
      Amortization and depreciation                                                      625          1,351            (479)
      Realized gains on invested assets, net                                            (842)        (5,208)           (696)
      Increase in accrued investment income                                           (3,019)        (2,261)           (867)
      Increase in other assets                                                       (31,833)        (1,309)        (25,919)
      Increase in policy liabilities and funds withheld
        on coinsurance agreement with affiliate                                      296,327        160,246         139,991
      (Decrease) increase in other liabilities                                       (33,516)        21,795          (3,883)
------------------------------------------------------------------------------------------------------------------------------
          Net cash provided by operating activities                                  222,327        171,994         102,679
------------------------------------------------------------------------------------------------------------------------------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                            190,173        137,210         117,228
  Proceeds from sale of securities available-for-sale                                 47,537         73,864          17,403
  Proceeds from repayments of mortgage loans on real estate                           30,896         32,397          28,180
  Proceeds from sale of real estate                                                    1,269              -             707
  Proceeds from repayments of policy loans and sale of other invested assets             267            109              99
  Cost of securities available-for-sale acquired                                    (354,904)      (375,642)       (242,516)
  Cost of mortgage loans on real estate acquired                                     (82,250)       (93,500)        (78,180)
  Cost of real estate acquired                                                             -              -              (3)
  Short-term investments, net                                                        (60,488)         1,571          16,691
  Other, net                                                                          (1,327)          (242)           (216)
------------------------------------------------------------------------------------------------------------------------------
          Net cash used in investing activities                                     (228,827)      (224,233)       (140,607)
------------------------------------------------------------------------------------------------------------------------------

Cash flows from financing activities:
  Capital contribution received                                                       25,000              -               -
  Increase in investment product and universal life insurance
    product account balances                                                         173,269        192,893          74,828
  Decrease in investment product and universal life insurance
    product account balances                                                        (196,049)      (136,376)        (42,061)
------------------------------------------------------------------------------------------------------------------------------
          Net cash provided by financing activities                                    2,220         56,517          32,767
------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in cash                                                       (4,280)         4,278          (5,161)

Cash, beginning of year                                                                4,280              2           5,163
------------------------------------------------------------------------------------------------------------------------------
Cash, end of year                                                               $          -      $   4,280      $        2
==============================================================================================================================


See accompanying notes to financial statements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                          Notes to Financial Statements

                        December 31, 2000, 1999 and 1998
                                ($000's omitted)

(1)      Organization and Description of Business
         ----------------------------------------

         Nationwide Life and Annuity Insurance Company (the Company) is a wholly owned subsidiary of Nationwide Life Insurance Company (NLIC).

         The Company provides long-term savings and retirement products, including individual annuities and life insurance.

(2)      Summary of Significant Accounting Policies
         ------------------------------------------

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, which differ from statutory accounting practices prescribed or permitted by regulatory authorities. An Annual Statement, filed with the Department of Insurance of the State of Ohio (the Department), is prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

         In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments, the liability for future policy benefits and claims and federal income taxes. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  Valuation of Investments and Related Gains and Losses
              -----------------------------------------------------

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. The Company classifies fixed maturity and equity securities as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

         (b)  Revenues and Benefits
              ---------------------

              Investment Products and Universal Life Insurance Products:
              Investment products consist primarily of individual variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

         (c)  Deferred Policy Acquisition Costs
              ---------------------------------

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(a).

         (d)  Separate Accounts
              -----------------

              Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the statements of income and cash flows except for the fees the Company receives.

         (e)  Future Policy Benefits
              ----------------------

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

         (f)  Federal Income Tax
              ------------------

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC). The members of the consolidated tax return group have a tax sharing agreement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (g)  Reinsurance Ceded
              -----------------

              Reinsurance revenues ceded and reinsurance recoveries on benefits and expenses incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

         (h)  Recently Issued Accounting Pronouncements
              -----------------------------------------

              In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS
              133). SFAS 133, as amended by SFAS 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133 and SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities, is effective for the Company as of January 1, 2001.

              SFAS 133 establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

              As of January 1, 2001, all derivatives qualified for hedge accounting under SFAS 133. The adoption of SFAS 133 will result in the Company derecognizing $350 of deferred assets related to hedges, while recognizing $350 of additional derivative instrument liabilities and $288 of additional firm commitment assets. The adoption of SFAS 133 will result in the Company recording a net transition adjustment gain of $102 (net of related income tax of $55) in net income. In addition, a net translation adjustment gain of $20 (net of related income tax of $11) will be recorded in accumulated other comprehensive income at January 1, 2001. Further, the adoption of SFAS 133 will result in the Company reporting total derivative instrument assets and liabilities of $32 and $170, respectively.

              Also, the Company expects that the adoption of SFAS 133 will increase the volatility of reported earnings and other comprehensive income. The amount of volatility will vary with the level of derivative and hedging activities and fluctuations in market interest rates and foreign exchange rates during any period.

         (i)  Reclassification
              ----------------

              Certain items in the 1999 and 1998 financial statements have been reclassified to conform to the 2000 presentation.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         (3)  Investments
              -----------

              The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2000 and 1999 were:


                                                                                             Gross         Gross
                                                                            Amortized      unrealized    unrealized     Estimated
                                                                               cost          gains         losses       fair value
             =======================================================================================================================
             December 31, 2000
              Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   Government corporations and agencies                   $      40,694     $     769   $       133     $    41,330
                 Obligations of states and political subdivisions                 3,129             -            37           3,092
                 Debt securities issued by foreign governments                    1,253            12            13           1,252
                 Corporate securities                                           662,849        11,717         7,859         666,707
                 Mortgage-backed securities - U.S. Government backed            236,368         2,190           413         238,145
                 Asset-backed securities                                        239,785         3,342         1,209         241,918
             -----------------------------------------------------------------------------------------------------------------------
                     Total fixed maturity securities                          1,184,078        18,030         9,664       1,192,444
               Equity securities                                                    979           849             -           1,828
             -----------------------------------------------------------------------------------------------------------------------
                                                                          $   1,185,057     $  18,879   $     9,664     $ 1,194,272
             =======================================================================================================================

             December 31, 1999
              Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   Government corporations and agencies                   $      36,717     $       2   $    1,198      $    35,521
                 Obligations of states and political subdivisions                   302             -            7              295
                 Debt securities issued by foreign governments                    2,256             2           22            2,236
                 Corporate securities                                           549,510         1,933       10,413          541,030
                 Mortgage-backed securities - U.S. Government backed            258,329         1,044        3,082          256,291
                 Asset-backed securities                                        218,698           232        2,747          216,183
             -----------------------------------------------------------------------------------------------------------------------
                     Total fixed maturity securities                          1,065,812         3,213       17,469        1,051,556
               Equity securities                                                  1,990         3,669            -            5,659
             -----------------------------------------------------------------------------------------------------------------------
                                                                          $   1,067,802     $   6,882   $   17,469      $ 1,057,215
             =======================================================================================================================

         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2000, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                                                    Amortized         Estimated
                                                                                       cost           fair value
             =======================================================================================================
             Fixed maturity securities available-for-sale:
                Due in one year or less                                            $    62,935        $   62,402
                Due after one year through five years                                  382,617           381,603
                Due after five years through ten years                                 195,109           199,554
                Due after ten years                                                     67,264            68,822
             -------------------------------------------------------------------------------------------------------
                                                                                       707,925           712,381
                 Mortgage-backed securities                                            236,368           238,145
                 Asset-backed securities                                               239,785           241,918
             -------------------------------------------------------------------------------------------------------
                                                                                   $ 1,184,078       $ 1,192,444
             =======================================================================================================

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

The components of unrealized gains (losses) on securities available-for-sale, net, were as follows as of each December 31:


                                                                                          2000            1999
         ===========================================================================================================

         Gross unrealized gains (losses)                                                $ 9,215       $ (10,587)
         Adjustment to deferred policy acquisition costs                                 (4,369)          7,714
         Deferred federal income tax                                                     (1,697)          1,005
         -----------------------------------------------------------------------------------------------------------
                                                                                        $ 3,149      $   (1,868)
         ===========================================================================================================

An analysis of the change in gross unrealized gains (losses) on securities available-for-sale follows for the years ended December 31:


                                                                            2000            1999           1998
         ============================================================================================================
         Securities available-for-sale:
           Fixed maturity securities                                     $ 22,622       $ (35,128)       $ 3,922
           Equity securities                                               (2,820)         (1,861)         2,467
         ------------------------------------------------------------------------------------------------------------
                                                                         $ 19,802       $ (36,989)       $ 6,389
         ============================================================================================================

Proceeds from the sale of securities available-for-sale during 2000, 1999 and 1998 were $47,537, $73,864 and $17,403, respectively. During 2000, gross gains of $376 ($297 and $509 in 1999 and 1998, respectively) and gross losses of $1,413 ($37 and none in 1999 and 1998, respectively) were realized on those sales.

The Company had no investments that were non-income producing for the twelve month periods preceding December 31, 2000 and 1999.

Real estate is presented at cost less accumulated depreciation of $138 as of December 31, 2000 ($155 as of December 31, 1999). There was no valuation allowance as of December 31, 2000 or 1999.

There were no recorded investments in mortgage loans on real estate considered to be impaired as of December 31, 2000 ($881 as of December 31, 1999). No valuation allowance was recorded for these loans as of December 31, 2000 or 1999. During 2000, the average recorded investment in impaired mortgage loans on real estate was approximately $527 ($885 in 1999) and there was no interest income recognized on those loans (none in 1999).

The valuation allowance account for mortgage loans on real estate was $750 for the year ended December 31, 2000, which was unchanged from the previous two years.

An analysis of investment income by investment type follows for the years ended December 31:


                                                                            2000            1999           1998
         ============================================================================================================
         Gross investment income:
           Securities available-for-sale:
             Fixed maturity securities                                  $ 75,426        $ 66,160       $ 56,398
           Mortgage loans on real estate                                  27,821          23,475         21,124
           Real estate                                                       461             413            379
           Short-term investments                                          1,352           1,580          1,361
           Other                                                             431             334            178
         ------------------------------------------------------------------------------------------------------------
               Total investment income                                   105,491          91,962         79,440
         Less:
           Investment expenses                                             1,988           2,040          1,773
           Net investment income ceded (note 11)                          88,771          75,963         66,353
         ------------------------------------------------------------------------------------------------------------
               Net investment income                                    $ 14,732        $ 13,959       $ 11,314
         ============================================================================================================

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:


                                                                            2000            1999           1998
         ============================================================================================================
         Fixed maturity securities available-for-sale                   $ (1,037)      $    260          $ 509
         Mortgage loans on real estate                                      (261)             7              -
         Real estate and other                                              2,140         4,941            187
         ------------------------------------------------------------------------------------------------------------
                                                                        $     842      $  5,208          $ 696
         ============================================================================================================

         Fixed maturity securities with an amortized cost of $3,420 and $3,540 were on deposit with various regulatory agencies as required by law as of December 31, 2000 and 1999, respectively.

(4)      Derivative Financial Instruments
         --------------------------------

         The Company uses derivative financial instruments, principally interest rate swaps, interest rate futures contracts and foreign currency swaps, to manage market risk exposures associated with changes in interest rates and foreign currency exchange rates. Provided they meet specific criteria, interest rate and foreign currency swaps and futures are considered hedges and are accounted for under the accrual method and deferral method, respectively. The Company has no significant derivative positions that are not considered hedges. See note 2 (h) regarding accounting for derivatives under SFAS 133 effective January 1, 2001.

         Interest rate swaps are primarily used to convert specific investment securities from a fixed-rate to a floating-rate basis. Amounts receivable or payable under these agreements are recognized as an adjustment to net investment income consistent with the nature of the hedged item. Currently, changes in fair value of the interest rate swap agreements are not recognized on the balance sheet, except for interest rate swaps designated as hedges of fixed maturity securities available-for-sale, for which changes in fair values are reported in accumulated other comprehensive income.

         Interest rate futures contracts are primarily used to hedge the risk of adverse interest rate changes related to the Company's mortgage loan commitments and anticipated purchases of fixed rate investments. Gains and losses are deferred and, at the time of closing, reflected as an adjustment to the carrying value of the related mortgage loans or investments. The carrying value adjustments are amortized into net investment income over the life of the related mortgage loans or investments.

         Foreign currency swaps are used to convert cash flows from specific investments denominated in foreign currencies into U.S. dollars at specified exchange rates. Amounts receivable or payable under these agreements are recognized as an adjustment to net investment income consistent with the nature of the hedged item. Gains and losses on foreign currency swaps are recorded in earnings based on the related spot foreign exchange rate at the end of the reporting period. Gains and losses on these contracts offset those recorded as a result of translating the hedged foreign currency denominated investments to U.S. dollars.

         The notional amount of derivative financial instruments outstanding as of December 31, 2000 and 1999 were as follows:


                                                                                          2000            1999
         ===========================================================================================================
         Interest rate swaps -
            Pay fixed/receive variable rate swaps hedging investments                $   7,585         $ 1,585
            Pay variable/receive fixed rate swaps hedging investments                    5,000             -

         Foreign currency swaps -
             Hedging foreign currency denominated investments                        $   1,420         $ 1,420

         Interest rate futures contracts                                             $  18,700         $ 2,483
         -----------------------------------------------------------------------------------------------------------

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(5)      Federal Income Tax
         ------------------

         The tax effects of temporary differences that give rise to significant components of the net deferred tax (liability) asset as of December 31, 2000 and 1999 are as follows:


                                                                                          2000            1999
         ===========================================================================================================
         Deferred tax assets:
           Fixed maturity securities                                                    $    -       $   3,905
           Future policy benefits                                                        9,874          17,454
           Liabilities in separate accounts                                             18,505          15,603
           Mortgage loans on real estate and real estate                                   267             266
         -----------------------------------------------------------------------------------------------------------
             Total gross deferred tax assets                                            28,646          37,228
         -----------------------------------------------------------------------------------------------------------

         Deferred tax liabilities:
           Fixed maturity securities                                                     4,188               -
           Equity securities                                                               297           1,284
           Deferred policy acquisition costs                                            14,963          15,624
           Other                                                                        11,525          13,799
         -----------------------------------------------------------------------------------------------------------
             Total gross deferred tax liabilities                                       30,973          30,707
         -----------------------------------------------------------------------------------------------------------
              Net deferred tax (liability) asset                                      $ (2,327)      $   6,521
         ===========================================================================================================

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset all future deductible amounts. The Company has determined that valuation allowances are not necessary as of December 31, 2000, 1999 and 1998 based on its analysis of future deductible amounts.

         The Company's current federal income tax (asset) liability was $(3,544) and $1,860 as of December 31, 2000 and 1999, respectively.

         Federal income tax expense for the years ended December 31 was as follows:


                                                                          2000            1999            1998
         -----------------------------------------------------------------------------------------------------------
         Currently payable                                            $ (1,434)        $ 4,391        $ 10,014
         Deferred tax expense (benefit)                                  6,146             180          (2,513)
         -----------------------------------------------------------------------------------------------------------
                                                                      $  4,712         $ 4,571       $   7,501
         ===========================================================================================================

         Total federal income tax expense for the years ended December 31, 2000, 1999 and 1998 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:


                                                           2000                   1999                  1998
                                                   ---------------------  ---------------------  --------------------
                                                     Amount        %        Amount        %        Amount       %
         ============================================================================================================
         Computed (expected) tax expense             $ 6,034      35.0      $ 4,822      35.0      $ 7,707     35.0
         Tax exempt interest and dividends
            received deduction                        (1,324)     (7.7)        (255)     (1.8)        (223)    (1.0)
         Other, net                                        2       -              4       -             17      0.1
         ------------------------------------------------------------------------------------------------------------
               Total (effective rate of each year)   $ 4,712      27.3      $ 4,571      33.2      $ 7,501     34.1
         ============================================================================================================

         Total federal income tax paid was $3,970, $4,053 and $9,298 during the years ended December 31, 2000, 1999 and 1998, respectively.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(6)      Comprehensive Income
         --------------------

         Comprehensive Income includes net income as well as certain items that are reported directly within separate components of shareholder's equity that bypass net income. Currently, the Company's only component of Other Comprehensive Income is unrealized gains (losses) on securities available-for-sale. The related before and after federal tax amounts for the years ended December 31, 2000, 1999 and 1998 were as follows:


                                                                            2000            1999           1998
         ============================================================================================================
         Unrealized gains (losses) on securities available-for-sale arising during the period:
            Gross                                                         $ 18,765       $ (36,729)       $ 6,898
            Adjustment to deferred policy acquisition costs                (12,083)         18,645         (1,947)
            Related federal income tax (expense) benefit                    (2,339)          6,330         (1,733)
         ------------------------------------------------------------------------------------------------------------
               Net                                                           4,343         (11,754)         3,218
         ------------------------------------------------------------------------------------------------------------

         Reclassification adjustment for net (gains) losses on securities available-for-sale realized during the period:
            Gross                                                            1,037            (260)          (509)
            Related federal income tax expense (benefit)                      (363)             91            178
         ------------------------------------------------------------------------------------------------------------
               Net                                                             674            (169)          (331)
         ------------------------------------------------------------------------------------------------------------
         Total Other Comprehensive Income (Loss)                           $ 5,017       $ (11,923)       $ 2,887
         ============================================================================================================

(7)      Fair Value of Financial Instruments
         -----------------------------------

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The Company in estimating its fair value disclosures used the following methods and assumptions:

              FIXED MATURITY AND EQUITY SECURITIES: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for fixed maturity and equity securities exclude the fair value of derivatives contracts designated as hedges of fixed maturity and equity securities.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


              MORTGAGE LOANS ON REAL ESTATE, NET: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for impaired mortgage loans is the estimated fair value of the underlying collateral.

              POLICY LOANS, SHORT-TERM INVESTMENTS AND CASH: The carrying amount reported in the balance sheets for these instruments approximates their fair value.

              SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

              INVESTMENT CONTRACTS: The fair value for the Company's liabilities under investment type contracts is based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

              POLICY RESERVES ON LIFE INSURANCE CONTRACTS: The estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              COMMITMENTS TO EXTEND CREDIT: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 8.

              FUTURES CONTRACTS: The fair value for futures contracts is based on quoted market prices.

              INTEREST RATE AND FOREIGN CURRENCY SWAPS: The fair value for interest rate and foreign currency swaps are calculated with pricing models using current rate assumptions.

         Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:


                                                                    2000                             1999
                                                       -------------------------------  -------------------------------
                                                          Carrying       Estimated         Carrying       Estimated
                                                           amount        fair value         amount        fair value
=======================================================================================================================
         Assets:
           Investments:
             Securities available-for-sale:
               Fixed maturity securities                $ 1,191,741     $ 1,191,741     $  1,051,447    $  1,051,447
               Equity securities                              1,828           1,828            5,659           5,659
             Mortgage loans on real estate, net             380,685         388,396          330,068         324,610
             Policy loans                                     1,517           1,517              465             465
             Short-term investments                          61,194          61,194              706             706
           Cash                                                   -               -            4,280           4,280
           Assets held in separate accounts               2,242,478       2,242,478        2,127,080       2,127,080

         Liabilities:
           Investment contracts                          (1,616,017)     (1,562,224)      (1,335,787)     (1,283,459)
           Policy reserves on life insurance contracts     (149,434)       (149,783)        (145,020)       (145,370)
           Liabilities related to separate accounts      (2,242,478)     (2,189,633)      (2,127,080)     (2,082,541)

         Derivative financial instruments:
           Interest rate swaps hedging assets                   703             952              109             109
           Foreign currency swaps                               128             128              (18)            (18)
           Futures contracts                                   (151)           (151)              21              21

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(8)      Risk Disclosures
         ----------------

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

         CREDIT RISK: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining credit and collection policies and by providing for any amounts deemed uncollectible.

         INTEREST RATE RISK: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         LEGAL/REGULATORY RISK: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by operating throughout the United States, thus reducing its exposure to any single jurisdiction and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans and derivative financial instruments. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $16,280 extending into 2001 were outstanding as of December 31, 2000.

         Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to NLAIC, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. As of December 31, 2000, NLAIC's credit risk from these derivative financial instruments was $1.0 million.

         SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 29% (30% in 1999) in any geographic area and no more than 1% (5% in 1999) with any one borrower as of December 31, 2000. As of December 31, 2000 17% (22% in 1999) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed apartment building properties.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(9)      Pension Plan and Postretirement Benefits Other Than Pensions
         ------------------------------------------------------------

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract of NLIC. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

         Pension costs charged to operations by the Company during the years ended December 31, 2000, 1999 and 1998 were $77, $127 and $235, respectively.

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 2000 and 1999 was $1,090 and $1,040, respectively, and the net periodic postretirement benefit cost (NPPBC) for 2000, 1999 and 1998 was $132, $177 and $130, respectively.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 2000 and 1999 follows:

                                                                        Pension Benefits          Postretirement Benefits
                                                                 ------------------------------  ---------------------------
                                                                       2000          1999            2000          1999
         ===================================================================================================================
         Change in benefit obligation:
         Benefit obligation at beginning of year                    $ 1,811,400   $ 2,185,000    $    239,800    $  270,100
         Service cost                                                    81,400        80,000          12,200        14,200
         Interest cost                                                  125,300       109,900          18,700        17,600
         Actuarial loss (gain)                                           34,800       (95,000)         16,100       (64,400)
         Plan settlement                                                      -      (396,100)            -             -
         Benefits paid                                                  (71,200)      (72,400)        (10,400)      (11,000)
         Acquired companies                                                 -             -                 -        13,300
         -------------------------------------------------------------------------------------------------------------------
         Benefit obligation at end of year                            1,981,700     1,811,400         276,400       239,800
         -------------------------------------------------------------------------------------------------------------------

         Change in plan assets:
         Fair value of plan assets at beginning of year               2,247,600     2,541,900          91,300        77,900
         Actual return on plan assets                                   140,900       161,800          12,200         3,500
         Employer contribution                                                -        12,400          26,300        20,900
         Plan curtailment in 2000/settlement in 1999                     19,800      (396,100)            -             -
         Benefits paid                                                  (71,200)      (72,400)        (10,400)      (11,000)
         -------------------------------------------------------------------------------------------------------------------
         Fair value of plan assets at end of year                     2,337,100     2,247,600         119,400        91,300
         -------------------------------------------------------------------------------------------------------------------

         Funded status                                                  355,400       436,200        (157,000)     (148,500)
         Unrecognized prior service cost                                 25,000        28,200             -             -
         Unrecognized net gains                                        (311,700)     (402,000)        (34,100)      (46,700)
         Unrecognized net (asset) obligation at transition               (6,400)       (7,700)          1,000         1,100
         -------------------------------------------------------------------------------------------------------------------
         Prepaid (accrued) benefit cost                            $      62,300 $      54,700     $ (190,100)   $ (194,100)
         ===================================================================================================================

         Assumptions used in calculating the funded status of the pension plan and postretirement life and health care benefit plan were as follows:


                                                                        Pension Benefits          Postretirement Benefits
                                                                   ----------------------------  ---------------------------
                                                                       2000          1999            2000          1999
         ===================================================================================================================

         Weighted average discount rate                                6.75%         7.00%           7.50%         7.80%
         Rate of increase in future compensation levels                5.00%         5.25%            -             -
         Assumed health care cost trend rate:
               Initial rate                                              -             -            15.00%        15.00%
               Ultimate rate                                             -             -             5.50%         5.50%
               Uniform declining period                                  -             -             5 Years       5 Years
         -------------------------------------------------------------------------------------------------------------------

         The net periodic pension cost for the pension plan as a whole for the years ended December 31, 2000, 1999 and 1998 follows:


                                                                          2000            1999            1998
         ===========================================================================================================

         Service cost (benefits earned during the period)             $   81,400      $   80,000      $   87,600
         Interest cost on projected benefit obligation                   125,300         109,900         123,400
         Expected return on plan assets                                 (184,500)       (160,300)       (159,000)
         Recognized gains                                                (11,800)         (9,100)         (3,800)
         Amortization of prior service cost                                3,200           3,200           3,200
         Amortization of unrecognized transition obligation (asset)       (1,300)         (1,400)          4,200
         -----------------------------------------------------------------------------------------------------------
                                                                      $   12,300      $   22,300      $   55,600
         ===========================================================================================================

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with Nationwide and employees of WSC ended participation in the plan resulting in a curtailment gain of $67,100. During 1999, the Plan transferred assets to settle its obligation related to WSC employees, resulting in a gain of $32,900. The spin-off of liabilities and assets was completed in the year 2000, resulting in an adjustment to the curtailment gain of $19,800.

         Assumptions used in calculating the net periodic pension cost for the pension plan were as follows:


                                                                          2000            1999            1998
         ===========================================================================================================
         Weighted average discount rate                                  7.00%           6.08%           6.00%
         Rate of increase in future compensation levels                  5.25%           4.33%           4.25%
         Expected long-term rate of return on plan assets                8.25%           7.33%           7.25%
         -----------------------------------------------------------------------------------------------------------

         The components of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 2000, 1999 and 1998 were as follows:


                                                                          2000            1999            1998
         ===========================================================================================================
         Service cost (benefits attributed to employee service
            during the year)                                            $ 12,200        $ 14,200       $   9,800
         Interest cost on accumulated postretirement benefit
            obligation                                                    18,700          17,600          15,400
         Expected return on plan assets                                   (7,900)         (4,800)         (4,400)
         Amortization of unrecognized transition obligation of
            affiliates                                                       600             600             200
         Net amortization and deferral                                    (1,300)           (500)            600
         -----------------------------------------------------------------------------------------------------------
                                                                        $ 22,300        $ 27,100        $ 21,600
         ===========================================================================================================

         Actuarial assumptions used for the measurement of the accumulated postretirement benefit obligation (APBO) and the NPPBC for the postretirement benefit plan for 2000, 1999 and 1998 were as follows:


                                                                          2000            1999            1998
         ===========================================================================================================
         NPPBC:
           Discount rate                                             7.80%           6.65%           6.70%
           Long term rate of return on plan
               assets, net of tax in 1999 and 1998                   8.30%           7.15%           5.83%
           Assumed health care cost trend rate:
               Initial rate                                         15.00%          15.00%          12.00%
               Ultimate rate                                         5.50%           5.50%           6.00%
               Uniform declining period                            5 Years         5 Years        12 Years
         -----------------------------------------------------------------------------------------------------------

         Because current plan costs are very close to the employer dollar caps, the health care cost trend has an immaterial effect on plan obligations for the postretirement benefit plan as a whole. For this reason, the effect of a one percentage point increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2000 and on the NPPBC for the year ended December 31, 2000 was not calculated.

(10)     Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings
         ----------------------------------------------------------------------
         and Dividend Restrictions
         -------------------------

         Ohio, the Company's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeds the minimum risk-based capital requirements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         The statutory capital and surplus of the Company as reported to regulatory authorities as of December 31, 2000, 1999 and 1998 was $67,769, $63,275 and $70,135, respectively. The statutory net loss of the Company as reported to regulatory authorities for the years ended December 31, 2000, 1999 and 1998 was $(6,150), $(305) and $(3,371),
         respectively.

         The NAIC completed a project to codify statutory accounting principles (Codification), which is effective January 1, 2001 for NLAIC. The resulting change to the Company's January 1, 2001 surplus was an increase of approximately $3,674. The significant change for NLAIC, as a result of Codification, was the recording of deferred taxes, which were not recorded prior to the adoption of Codification.

         The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 2000, the maximum amount available for dividend payment from the Company to its shareholder without prior approval of the Department was $6,777.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(11)     Transactions With Affiliates
         ----------------------------

         In December 2000, the Company received a capital contribution from NLIC in the amount of $25,000.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2000, 1999 and 1998, the Company made lease payments to NMIC and its subsidiaries of $441, $660 and $430, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by this agreement are subject to allocation among NMIC, the Company and other affiliates. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, beginning in 1999 Nationwide Services Company, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2000, 1999 and 1998, the Company made payments to NMIC and Nationwide Services Company totaling $4,704, $5,150 and $2,933, respectively. In addition, the Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

         Effective December 31, 1996, the Company entered into an intercompany reinsurance agreement with NLIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are ceded on a 100% coinsurance with funds withheld basis. On December 31, 1997, the agreement was amended to a modified coinsurance basis. Under modified coinsurance agreements, invested assets and liabilities for future policy benefits are retained by the ceding company and net investment earnings on the invested assets are paid to the assuming company. Under terms of the Company's agreement, the investment risk associated with changes in interest rates is borne by NLIC. Risk of asset default is retained by the Company, although a fee is paid by NLIC to the Company for the Company's retention of such risk. The agreement will remain inforce until all contract obligations are settled. Amounts ceded to NLIC in 2000 are included in NLIC's results of operations for 2000 and include premiums of $432,803 ($258,468 and $241,503 in 1999 and 1998, respectively), net investment income of $88,771 ($75,963 and $66,353 in 1999 and 1998, respectively) and benefits, claims and other expenses of $524,715 ($319,240 and $296,659 in 1999 and 1998, respectively). In consideration for the initial inforce business reinsured, NLIC paid the Company $26,473 in commission and expense allowances which were applied to the Company's deferred policy acquisition costs as of December 31, 1996. No significant gain or loss was recognized as a result of the agreement.

         During 1999, the Company entered into an intercompany reinsurance agreement with NLIC whereby a certain life insurance contract was ceded on a 100% coinsurance basis. Amounts ceded to NLIC include premiums of $87,696 in 1999 (none in 2000) and expenses of $185 and $3,150 during 2000 and 1999, respectively. Policy reserves ceded under this agreement totaled $96,892 and $91,667 as of December 31, 2000 and 1999,
         respectively.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. The Company believes that the terms of the reinsurance agreements with affiliates are consistent in all material respects with what the Company could have obtained with unaffiliated parties.

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $56,332 and $706 as of December 31, 2000 and 1999, respectively, and are included in short-term investments on the accompanying balance sheets.

(12)     Contingencies
         -------------

         On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and other named defendants. The Company intends to defend this lawsuit vigorously.

(13)     Segment Information
         -------------------

         The Company has redefined its business segments in order to align this disclosure with the way management currently views its core operations. This updated view better reflects the different economics of the Company's various businesses and also aligns well with the current market focus. As a result, the Company now reports two product segments: Individual Annuity and Life Insurance. All 1999 and 1998 amounts have been restated to reflect the new business segments.

         The Individual Annuity segment consists of both variable and fixed annuity contracts. Individual annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for a prescribed period. The Company's individual annuity products consist of single premium deferred annuities, flexible premium deferred annuities and single premium immediate annuities.

         The Life Insurance segment consists of insurance products, including universal life insurance, corporate-owned life insurance and bank-owned life insurance products, which provide a death benefit and also allow the customer to build cash value on a tax-advantaged basis.

         In addition to the product segments, the Company reports a Corporate segment. The Corporate segment includes net investment income not allocated to the two product segments and unallocated expenses. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments in the Corporate segment.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         The following table summarizes the financial results of the Company's business segments for the years ended December 31, 2000, 1999 and 1998.


                                               Individual         Life
                                                 Annuity        Insurance       Corporate         Total
         ====================================================================================================
         2000:
         Net investment income                  $     5,349     $    2,831      $    6,552      $   14,732
         Other operating revenue                     35,650         22,568               -          58,218
         ----------------------------------------------------------------------------------------------------
            Total operating revenue (1)              40,999         25,399           6,552          72,950
         ----------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                          8,078          3,019               -          11,097
         Amortization of deferred policy
            acquisition costs                         9,189            704               -           9,893
         Other benefits and expenses                 22,098         13,465               -          35,563
         ----------------------------------------------------------------------------------------------------
            Total expenses                           39,365         17,188               -          56,553
         ----------------------------------------------------------------------------------------------------
         Operating income before
            federal income tax                        1,634          8,211           6,552          16,397
         Realized gains on investments                 -               -               842             842
         ----------------------------------------------------------------------------------------------------
         Income before federal
            income tax                          $     1,634     $    8,211      $    7,394      $   17,239
         ====================================================================================================
         Assets as of year end                  $ 3,573,040     $  548,240      $   52,954      $4,174,234
         ----------------------------------------------------------------------------------------------------
         1999:
         Net investment income                  $     6,246     $    1,596      $    6,117      $   13,959
         Other operating revenue                     29,497         16,647               -          46,144
         ----------------------------------------------------------------------------------------------------
            Total operating revenue (1)              35,743         18,243           6,117          60,103
         ----------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                          6,561          1,987               -           8,548
         Amortization of deferred policy
            acquisition costs                         8,649          4,943               -          13,592
         Other benefits and expenses                 20,971          8,424               -          29,395
         ----------------------------------------------------------------------------------------------------
            Total expenses                           36,181         15,354               -          51,535
         ----------------------------------------------------------------------------------------------------
         Operating income (loss) before
            federal income tax                         (438)         2,889           6,117           8,568
         Realized gains on investments                    -              -           5,208           5,208
         ----------------------------------------------------------------------------------------------------
         Income (loss) before federal
            income tax                          $      (438)    $    2,889      $   11,325      $   13,776
         ====================================================================================================

         Assets as of year end                  $ 3,309,810     $  382,388      $   70,265      $3,762,463
         ----------------------------------------------------------------------------------------------------

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

                                               Individual         Life
                                                 Annuity        Insurance       Corporate         Total
         ====================================================================================================
         1998:
         Net investment income                 $    5,375        $       408     $   5,531       $      11,314
         Other operating revenue                   21,391              8,386             -              29,777
         ----------------------------------------------------------------------------------------------------
            Total operating revenue (1)            26,766              8,794         5,531              41,091
         ----------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                        4,660                221             -               4,881
         Amortization of deferred policy
            acquisition costs                       3,974                374             -               4,348
         Other benefits and expenses                6,529              4,009             -              10,538
         ----------------------------------------------------------------------------------------------------
            Total expenses                         15,163              4,604             -              19,767

         ----------------------------------------------------------------------------------------------------
         Operating income before federal
             income tax                            11,603              4,190         5,531              21,324
         Realized gains on investments                  -                  -           696                 696
         ----------------------------------------------------------------------------------------------------
         Income before federal
             income tax                        $   11,603        $     4,190     $   6,227       $      22,020
         ====================================================================================================
         Assets as of year end                 $2,664,869        $    92,482     $  82,087       $   2,839,438
         ----------------------------------------------------------------------------------------------------

          (1)  Excludes net realized gains and losses on investments

The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.

         PART C. OTHER INFORMATION

         Item 24.     FINANCIAL STATEMENTS AND EXHIBITS

                      (a)  Financial Statements:

                           (1) Financial statements included in Prospectus.
                               (Part A):
                               Condensed Financial Information.
                               in Part B:
                               Those financial statements required by Item 23 to be included in Part B have been incorporated therein by reference to the Prospectus (Part A).


                      Nationwide VA Separate Account - D:

                               Independent Auditors' Report.

                               Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2000.

                               Statements of Operations for the year ended
                               December 31, 2000.

                               Statements of Changes in Contract Owners' Equity for the year ended December 31, 2000.

                               Notes to Financial Statements.



                      Nationwide Life and Annuity Insurance Company:

                               Independent Auditors' Report.


                               Balance Sheets as of December 31, 2000 and 1999.

                               Statements of Income for the years ended
                               December 31, 2000, 1999 and 1998.

                               Statements of Shareholder's Equity for the years ended December 31, 2000, 1999 and 1998.

                               Statements of Cash Flows for the years ended
                               December 31, 2000, 1999 and 1998.

                               Notes to Financial Statements.

Item 24.      (b) Exhibits

                         (1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously with initial registration statement (333-45976) and hereby incorporated by reference.

                         (2)   Not Applicable


                         (3) Underwriting or Distribution of contracts between the Depositor and Principal Underwriter - Filed previously with Post-Effective Amendment No. 1 to the Registration Statement (333-45976) and hereby incorporated by reference.


                         (4) The form of the variable annuity contract - Filed previously with initial registration statement (333-45976) and hereby incorporated by reference.

                         (5) Variable annuity application - Filed previously with initial registration statement (333-45976) and hereby incorporated by reference.

                         (6) Articles of Incorporation of Depositor - Filed previously with initial registration statement (333-45976) and hereby incorporated by reference.

                         (7)   Not Applicable

                         (8)   Not Applicable


                         (9) Opinion of Counsel - Filed previously with Post-Effective Amendment No. 1 to the Registration Statement (333-45976) and hereby incorporated by reference.


                         (10)  Not Applicable

                         (11)  Not Applicable

                         (12)  Not Applicable

                         (13) Performance Advertising Calculation Schedule - Filed previously with initial registration statement (333-45976) and hereby incorporated by reference.

Item 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR

                          Lewis J. Alphin                                        Director
                          519 Bethel Church Road
                          Mount Olive, NC 28365-6107

                          A. I. Bell                                             Director
                          4121 North River Road West
                          Zanesville, OH 43701


                          Yvonne M. Curl                                         Director
                          Avaya Inc.
                          Room 3C322
                          211 Mt. Airy Road
                          Basking Ridge, NJ 07290


                          Kenneth D. Davis                                       Director
                          7229 Woodmansee Road
                          Leesburg, OH 45135

                          Keith W. Eckel                                         Director
                          1647 Falls Road
                          Clarks Summit, PA 18411

                          Willard J. Engel                                       Director
                          301 East Marshall Street
                          Marshall, MN 56258

                          Fred C. Finney                                         Director
                          1558 West Moreland Road
                          Wooster, OH 44691

                          Joseph J. Gasper                         President and Chief Operating Officer
                          One Nationwide Plaza                                 and Director
                          Columbus, OH  43215

                          W.G. Jurgensen                                  Chief Executive Officer
                          One Nationwide Plaza                                 and Director
                          Columbus, OH 43215

                          David O. Miller                           Chairman of the Board and Director
                          115 Sprague Drive
                          Hebron, OH 43025

                          Ralph M. Paige                                         Director
                          Federation of Southern
                          Cooperatives/Land Assistance Fund
                          2769 Church Street
                          East Point, GA  30344

                          James F. Patterson                                     Director
                          8765 Mulberry Road
                          Chesterland, OH  44026

                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR

                          Arden L. Shisler                                       Director
                          1356 North Wenger Road
                          Dalton, OH  44618

                          Robert L. Stewart                                      Director
                          88740 Fairview Road
                          Jewett, OH  43986

                          Richard D. Headley                             Executive Vice President
                          One Nationwide Plaza
                          Columbus, OH 43215


                          Michael S. Helfer                             Executive Vice President -
                          One Nationwide Plaza                              Corporate Strategy
                          Columbus, OH 43215

                          Donna A. James.                               Executive Vice President -
                          One Nationwide Plaza                         Chief Administrative Officer
                          Columbus, OH 43215


                          Robert A. Oakley                             Executive Vice President -
                          One Nationwide Plaza                     Chief Financial Officer and Treasurer
                          Columbus, OH 43215

                          Robert J. Woodward, Jr.                       Executive Vice President -
                          One Nationwide Plaza                           Chief Investment Officer
                          Columbus, Ohio 43215

                          John R. Cook, Jr.                               Senior Vice President -
                          One Nationwide Plaza                         Chief Communications Officer
                          Columbus, OH 43215


                          Thomas L. Crumrine                               Senior Vice President
                          One Nationwide Plaza
                          Columbus, OH 43215

                          David A. Diamond                               Senior Vice President -
                          One Nationwide Plaza                              Corporate Strategy
                          Columbus, OH 43215


                          Philip C. Gath                                 Senior Vice President -
                          One Nationwide Plaza                      Chief Actuary -Nationwide Financial
                          Columbus, OH  43215

                          Patricia R. Hatler                              Senior Vice President,
                          One Nationwide Plaza                         General Counsel and Secretary
                          Columbus, OH 43215


                          David K. Hollingsworth                        Senior Vice President -
                          One Nationwide Plaza                           Business Development and
                          Columbus, OH 43215                                 Sponsor Relations



                          David R. Jahn                                  Senior Vice President -
                          One Nationwide Plaza                              Project Management
                          Columbus, OH 43215



                         NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                          BUSINESS ADDRESS                                    WITH DEPOSITOR

                          Richard A. Karas                            Senior Vice President - Sales -
                          One Nationwide Plaza                              Financial Services
                          Columbus, OH 43215

                          Gregory S. Lashutka                            Senior Vice President -
                          One Nationwide Plaza                              Corporate Relations
                          Columbus, OH 43215

                          Edwin P. McCausland, Jr.                       Senior Vice President -
                          One Nationwide Plaza                            Fixed Income Securities
                          Columbus, OH 43215


                          Mark D. Phelan                                 Senior Vice President -
                          One Nationwide Plaza                           Technology and Operations
                          Columbus, OH 43215


                          Douglas C. Robinette                            Senior Vice President -
                          One Nationwide Plaza                                    Claims
                          Columbus, OH 43215

                          Mark R. Thresher                               Senior Vice President -
                          One Nationwide Plaza                        Finance - Nationwide Financial
                          Columbus, OH 43215

                          Richard M. Waggoner                            Senior Vice President -
                          One Nationwide Plaza                                  Operations
                          Columbus, OH 43215

                          Susan A. Wolken                             Senior Vice President - Product
                          One Nationwide Plaza                          Management and Nationwide
                          Columbus, OH 43215                                Financial Marketing

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.
                * Subsidiaries for which separate financial statements are filed
                ** Subsidiaries included in the respective consolidated financial statements
                *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
                ****  other subsidiaries






               COMPANY                       STATE/COUNTRY            NO. VOTING                PRINCIPAL BUSINESS
                                                   OF                 SECURITIES
                                             ORGANIZATION            (SEE ATTACHED
                                                                      CHART UNLESS
                                                                       OTHERWISE
                                                                       INDICATED)
       The 401(k) Companies, Inc.               Texas                                        Holding company

       The 401(k) Company                       Texas                                        Third-party administrator for 401(k)
                                                                                             plans

       401(k) Investment Advisors, Inc.         Texas                                        Investment advisor registered with the
                                                                                             SEC

       401(k) Investments Services, Inc.        Texas                                        NASD registered broker-dealer

       Affiliate Agency, Inc.                   Delaware                                     Insurance agency marketing life
                                                                                             insurance and annuity products through
                                                                                             financial institutions

       Affiliate Agency of Ohio, Inc.           Ohio                                         Insurance agency marketing life
                                                                                             insurance and annuity products through
                                                                                             financial institutions


       AGMC Reinsurance, Ltd.                   Turks and Caico Islands                      Reinsurance company


       AID Finance Services, Inc.               Iowa                                         Holding company


       Allied Document Solutions, Inc.          Iowa                                         General printing services


       ALLIED General Agency Company            Iowa                                         Managing general agent and surplus
                                                                                             lines broker for property and casualty
                                                                                             insurance products

       ALLIED Group, Inc.                       Iowa                                         Property and casualty holding company

       ALLIED Group Insurance Marketing         Iowa                                         Direct marketer for property and
       Company                                                                               casualty insurance products

       ALLIED Property and Casualty Insurance   Iowa                                         Underwrites general property and
       Company                                                                               casualty insurance

       Allnations, Inc.                         Ohio                                         Promotes international cooperative
                                                                                             insurance organizations

       AMCO Insurance Company                   Iowa                                         Underwrites general property and
                                                                                             casualty insurance

       American Marine Underwriters, Inc.       Florida                                      Underwriting manager for ocean cargo
                                                                                             and bulk insurance


       Asset Management Holdings, P/C           United Kingdom                               Holding company


       Auto Direkt Insurance Company            Germany                                      Insurance company

       Cal-Ag Insurance services, Inc.          California                                   Captive insurance brokerage firm

       CalFarm Insurance Agency                 California                                   Former marketing company for
                                                                                             traditional agent producers of CalFarm
                                                                                             Insurance Company

       CalFarm Insurance Company                California                                   Multi-line insurance company

       Caliber Funding                          Delaware                                     A limited purpose corporation


               COMPANY                       STATE/COUNTRY            NO. VOTING                PRINCIPAL BUSINESS
                                                   OF                 SECURITIES
                                             ORGANIZATION            (SEE ATTACHED
                                                                      CHART UNLESS
                                                                       OTHERWISE
                                                                       INDICATED)
       Colonial County Mutual Insurance         Texas                                        Insurance company
       Company

       Columbus Insurance Brokerage and         Germany                                      General service insurance broker
       Service GmbH

       Cooperative Service Company              Nebraska                                     Insurance agency that sells and
                                                                                             services commercial insurance


       Damian Securities Limited                England/Wales                                Investment holding company


       Depositors Insurance Company             Iowa                                         Underwrites property and casualty
                                                                                             insurance


       Discover Insurance Agency of Texas, LLC  Texas                                        Insurance agency

       Discover Insurance Agency, LLC           Texas                                        Insurance agency


       eNationwide, LLC                         Ohio                                         Limited liability company that
                                                                                             provides administrative services to
                                                                                             Nationwide's direct operations

       Excaliber Funding Corporation            Delaware                                     Limited purpose corporation

       F&B, Inc.                                Iowa                                         Insurance agency

       Farmland Mutual Insurance Company        Iowa                                         Mutual insurance company


       Fenplace Limited                         England/Wales                                Inactive

       Fenplace Two Ltd.                        England/Wales                                Previously provided investment
                                                                                             management and advisory services to
                                                                                             business, institutional and private
                                                                                             investors; transferred investment
                                                                                             management activity to Gartmore
                                                                                             Investment Limited


       Financial Horizons Distributors Agency   Alabama                                      Insurance agency marketing life
       of Alabama, Inc.                                                                      insurance and annuity products through
                                                                                             financial institutions

       Financial Horizons Distributors Agency   Ohio                                         Insurance marketing life insurance and
       of Ohio, Inc.                                                                         annuity products through financial
                                                                                             institutions

       Financial Horizons Distributors Agency   Oklahoma                                     Insurance marketing life insurance and
       of Oklahoma, Inc.                                                                     annuity products through financial
                                                                                             institutions

       Financial Horizons Distributors Agency   Texas                                        Insurance marketing life insurance and
       of Texas, Inc.                                                                        annuity products through financial
                                                                                             institutions

       *Financial Horizons Investment Trust     Massachusetts                                Diversified, open-end investment
                                                                                             company

       Financial Horizons Securities            Oklahoma                                     Limited broker-dealer doing business
       Corporation                                                                           solely in the financial institution
                                                                                             market


       Gartmore 1990 Ltd.                       England/Wales                                A general partner in a limited
                                                                                             partnership formed to invest in
                                                                                             unlisted securities

       Gartmore 1990 Trustee Ltd.               England/Wales                                Inactive




               COMPANY                       STATE/COUNTRY            NO. VOTING                PRINCIPAL BUSINESS
                                                   OF                 SECURITIES
                                             ORGANIZATION            (SEE ATTACHED
                                                                      CHART UNLESS
                                                                       OTHERWISE
                                                                       INDICATED)

       Gartmore Capital Management Ltd.         England/Wales                                Investment management and advisory
                                                                                             services to business, institutional
                                                                                             and private investors; transferred
                                                                                             investment management activity to
                                                                                             Gartmore Investment Limited

       Gartmore Europe Ltd.                     England/Wales                                Investment holding company

       Gartmore Fund Managers International     Jersey, Channel Islands                      Investment administration and support
       Limited

       Gartmore Fund Managers Ltd.              England/Wales                                Authorized unit trust management

       Gartmore Indosuez UK Recovery Fund       England/Wales                                General partner in two limited
                                                                                             partnerships formed to invest in
                                                                                             unlisted securities

       Gartmore Investment Ltd.                 England/Wales                                Investment management and advisory
                                                                                             services to pension funds, unit trusts
                                                                                             and other collective investment
                                                                                             schemes, investment trusts and
                                                                                             portfolios for corporate and other
                                                                                             institutional clients

       Gartmore Investment Management           Jersey, Channel Islands                      Investment management services
       (Channel Islands) Limited

       Gartmore Investment Management plc       England/Wales                                Investment holding company

       Gartmore Investment Services GmbH        Germany                                      Marketing support

       Gartmore Investment Services Ltd.        England/Wales                                Investment holding company

       Gartmore Japan Limited                   Japan                                        Investment management

       Gartmore Nominees Ltd.                   England/Wales                                Inactive

       Gartmore Nominees (Jersey) Ltd.          Jersey, Channel Islands                      Inactive

       Gartmore Pension Fund Trustees, Ltd.     England/Wales                                Trustee of Gartmore Pension Scheme

       Gartmore Scotland Ltd.                   Scotland                                     Inactive

       Gartmore Securities Ltd.                 England/Wales                                Investment holding company; joint
                                                                                             partner in Gartmore Global Partners

       Gartmore U.S. Ltd.                       England/Wales                                Joint partner in Gartmore Global
                                                                                             Partners

       GIL Nominees Ltd.                        England/Wales                                Inactive

       GatesMcDonald Health Plus Inc.           Ohio                                         Managed care organization

       Gates, McDonald & Company                Ohio                                         Services employers for managing
                                                                                             workers' and unemployment compensation
                                                                                             matters

       Gates, McDonald & Company of Nevada      Nevada                                       Self-insurance administration, claims
                                                                                             examinations and data processing
                                                                                             services



               COMPANY                       STATE/COUNTRY            NO. VOTING                PRINCIPAL BUSINESS
                                                   OF                 SECURITIES
                                             ORGANIZATION            (SEE ATTACHED
                                                                      CHART UNLESS
                                                                       OTHERWISE
                                                                       INDICATED)

       Gates, McDonald & Company of New York,   New York                                     Workers' compensation/self-insured
       Inc.                                                                                  claims administration services to
                                                                                             employers with exposure in New York

       Insurance Intermediaries, Inc.           Ohio                                         Insurance agency providing commercial
                                                                                             property and casualty brokerage
                                                                                             services

       Landmark Financial Services of New       New York                                     Insurance agency marketing life
       York, Inc.                                                                            insurance and annuity products through
                                                                                             financial institutions

       Leben Direkt Insurance Company           Germany                                      Life insurance through direct mail

       Lone Star General Agency, Inc.           Texas                                        General agent to market non-standard
                                                                                             automobile and motorcycle insurance
                                                                                             for Colonial Mutual Insurance Company

       MedProSolutions, Inc.                    Massachusetts                                Provides third-party administration
                                                                                             services for workers compensation,
                                                                                             automobile injury and disability claims

       Morley & Associates, Inc.                Oregon                                       Insurance brokerage

       Morley Capital Management, Inc.          Oregon                                       Investment adviser and stable value
                                                                                             money management

       Morley Financial Services, Inc.          Oregon                                       Holding company
       Morley Research Associates, Ltd.         Delaware                                     Credit research consulting

       **MRM Investments, Inc.                  Ohio                                         Owns and operates a recreational ski
                                                                                             facility

       **National Casualty Company              Wisconsin                                    Insurance company

       National Casualty Company of America,    England                                      Insurance company
       Ltd.

       National Deferred Compensation, Inc.     Ohio                                         Administers deferred compensation
                                                                                             plans for public employees

       **National Premium and Benefit           Delaware                                     Provides third-party administration
       Administration Company                                                                services

       Nationwide Advisory Services, Inc.       Ohio                                         Registered broker-dealer providing
                                                                                             investment management and
                                                                                             administrative services

       Nationwide Affinity Insurance Company    Kansas                                       Insurance company
       of America


       **Nationwide Agency, Inc.                Ohio                                         Insurance agency

      Nationwide Agribusiness Insurance        Iowa                                          Provides property and casualty
       Company                                                                               insurance primarily to agricultural
                                                                                             business

       Nationwide Arena, LLC                    Ohio                                         Limited liability company related to
                                                                                             arena development



               COMPANY                       STATE/COUNTRY            NO. VOTING                PRINCIPAL BUSINESS
                                                   OF                 SECURITIES
                                             ORGANIZATION            (SEE ATTACHED
                                                                      CHART UNLESS
                                                                       OTHERWISE
                                                                       INDICATED)
       *Nationwide Asset Allocation Trust       Ohio                                         Diversified open-end investment


company


       Nationwide Asset Management Holdings,    United Kingdom                               Holding company
       Ltd.


       Nationwide Assurance Company             Wisconsin                                    Underwrites non-standard automobile
                                                                                             and motorcycle insurance

       Nationwide Cash Management Company       Ohio                                         Investment securities agent

       Nationwide Corporation                   Ohio                                         Holding company for entities
                                                                                             affiliated with Nationwide Mutual
                                                                                             Insurance Company

       Nationwide Exclusive Distribution        Ohio                                         A limited liability company providing
       Company, LLC                                                                          agency support services to Nationwide
                                                                                             exclusive agents

       Nationwide Financial Assignment Company  Ohio                                         Assignment company to administer
                                                                                             structured settlement business

       Nationwide Financial Institution         Delaware                                     Insurance agency
       Distributors Agency, Inc.

       Nationwide Financial Institution         New Mexico                                   Insurance agency
       Distributors Agency, Inc. of New Mexico

       Nationwide Financial Institution         Massachusetts                                Insurance agency
       Distributors Agency, Inc. of
       Massachusetts

       Nationwide Financial Services            Bermuda                                      Long-term insurer which issued
       (Bermuda) Ltd.                                                                        variable annuity and variable life
                                                                                             products to persons outside the U.S.
                                                                                             and Bermuda

       Nationwide Financial Services Capital    Delaware                                     Trust which issues and sells
       Trust                                                                                 securities and uses proceeds to
                                                                                             acquire debentures

       Nationwide Financial Services Capital    Delaware                                     Trust which issues and sells
       Trust II                                                                              securities and uses proceeds to
                                                                                             acquire debentures

       Nationwide Financial Services, Inc.      Delaware                                     Holding company for entities
                                                                                             associated with Nationwide Mutual
                                                                                             Insurance Company

       Nationwide Foundation                    Ohio                                         Not-for profit corporation

       Nationwide General Insurance Company     Ohio                                         Primarily provides automobile and fire
                                                                                             insurance to select customers

       Nationwide Global Finance, LLC           Ohio                                         Acts as a support company for
                                                                                             Nationwide Global Holdings, Inc. and
                                                                                             its international capitalization
                                                                                             efforts


       Nationwide Global Funds                  Luxembourg                                   Exempted company with limited
                                                                                             liability for purpose of issuing
                                                                                             investment shares to segregated asset
                                                                                             accounts of Nationwide Financial
                                                                                             Services (Bermuda) Ltd. and to
                                                                                             non-U.S. resident investors



               COMPANY                       STATE/COUNTRY            NO. VOTING                PRINCIPAL BUSINESS
                                                   OF                 SECURITIES
                                             ORGANIZATION            (SEE ATTACHED
                                                                      CHART UNLESS
                                                                       OTHERWISE
                                                                       INDICATED)
       Nationwide Global Holdings, Inc.         Ohio                                         Holding company for Nationwide
                                                                                             Insurance Enterprise international
                                                                                             operations

       Nationwide Global Holdings, Inc.-NGH     Grand Duchy of                               Analyzes European market of life
       Luxembourg Branch                        Luxembourg                                   insurance


       Nationwide Global Japan, Inc.            Delaware                                     Holding company


       Nationwide Global Limited                Hong Kong                                    Primarily a holding company for
                                                                                             Nationwide Global Holdings, Inc. Asian
                                                                                             operations

       Nationwide Global Holdings-NGH Brasil    Brazil                                       Holding company
       Participacoes LTDA

       Nationwide Health Plans, Inc.            Ohio                                         Health insuring organization

       Nationwide Home Mortgage Company         Iowa                                         Mortgage lendor


       Nationwide Holdings, SA                  Brazil                                       Participates in other companies
                                                                                             related to international operations


       *Nationwide Indemnity Company            Ohio                                         Reinsurance company assuming business
                                                                                             from Nationwide Mutual Insurance
                                                                                             Company and other insurers within the
                                                                                             Nationwide Insurance Enterprise

       Nationwide Insurance Company of America  Wisconsin                                    Independent agency personal lines
                                                                                             underwriter of property and casualty
                                                                                             insurance

       Nationwide Insurance Company of Florida  Ohio                                         Transacts general insurance business
                                                                                             except life insurance

       Nationwide International Underwriters    California                                   Special risks, excess and surplus
                                                                                             lines underwriting manager

       Nationwide Investing Foundation          Michigan                                     Provides investors with continuous
                                                                                             source of investment under management
                                                                                             of trustees

       *Nationwide Investing Foundation II      Massachusetts                                Diversified, open-end investment
                                                                                             company

       Nationwide Investment Services           Oklahoma                                     Registered broker-dealer
       Corporation

       Nationwide Investors Services, Inc.      Ohio                                         Stock transfer agent

       **Nationwide Life and Annuity            Ohio                                         Life insurance company
       Insurance Company

       **Nationwide Life Insurance Company      Ohio                                         Life insurance company

       Nationwide Lloyds                        Texas                                        Commercial property insurance in Texas

       Nationwide Management Systems, Inc.      Ohio                                         Preferred provider organization,
                                                                                             products and related services

       Nationwide Mutual Fire Insurance         Ohio                                         Mutual insurance company
       Company



               COMPANY                       STATE/COUNTRY            NO. VOTING                PRINCIPAL BUSINESS
                                                   OF                 SECURITIES
                                             ORGANIZATION            (SEE ATTACHED
                                                                      CHART UNLESS
                                                                       OTHERWISE
                                                                       INDICATED)
       *Nationwide Mutual Funds                 Ohio                                       Diversified, open-end investment
                                                                                           company
       Nationwide Mutual Insurance Company      Ohio                                       Mutual insurance company

       Nationwide Properties, Ltd.              Ohio                                       Develop, own and operate real estate
                                                                                           and real estate investments

       Nationwide Property and Casualty         Ohio                                       Insurance company
       Insurance Company

       Nationwide Realty Investors, Inc.        Ohio                                       Develop, own and operate real estate
                                                                                           and real estate investments


       Nationwide Retirement Plan Services,     Ohio                                       Insurance agency
       Inc.


       Nationwide Retirement Solutions, Inc.    Delaware                                   Market and administer deferred
                                                                                           compensation plans for public employees

       Nationwide Retirement Solutions, Inc.    Alabama                                    Market and administer deferred
       of Alabama                                                                          compensation plans for public employees

       Nationwide Retirement Solutions, Inc.    Arizona                                    Market and administer deferred
       of Arizona                                                                          compensation plans for public employees

       Nationwide Retirement Solutions, Inc.    Arkansas                                   Market and administer deferred
       of Arkansas                                                                         compensation plans for public employees

       Nationwide Retirement Solutions, Inc.    Montana                                    Market and administer deferred
       of Montana                                                                          compensation plans for public employees

       Nationwide Retirement Solutions, Inc.    Nevada                                     Market and administer deferred
       of Nevada                                                                           compensation plans for public employees

       Nationwide Retirement Solutions, Inc.    New Mexico                                 Market and administer deferred
       of New Mexico                                                                       compensation plans for public employees

       Nationwide Retirement Solutions, Inc.    Ohio                                       Market variable annuity contracts to
       of Ohio                                                                             members of the National Education
                                                                                           Association in the state of Ohio

       Nationwide Retirement Solutions, Inc.    Oklahoma                                   Market variable annuity contracts to
       of Oklahoma                                                                         members of the National Education
                                                                                           Association in the state of Oklahoma

       Nationwide Retirement Solutions, Inc.    South Dakota                               Market and administer deferred
       of South Dakota                                                                     compensation plans for public employees

       Nationwide Retirement Solutions, Inc.    Texas                                      Market and administer deferred
       of Texas                                                                            compensation plans for public employees




               COMPANY                       STATE/COUNTRY            NO. VOTING                PRINCIPAL BUSINESS
                                                   OF                 SECURITIES
                                             ORGANIZATION            (SEE ATTACHED
                                                                      CHART UNLESS
                                                                       OTHERWISE
                                                                       INDICATED)
       Nationwide Retirement Solutions, Inc.    Wyoming                                      Market variable annuity contracts to
       of Wyoming                                                                            members of the National Education
                                                                                             Association in the state of Wyoming

       Nationwide Retirement Solutions          Massachusetts                                Market and administer deferred
       Insurance Agency Inc.                                                                 compensation plans for public employees

       Nationwide Seguradora S.A.               Brazil                                       Engage in elementary, health and life
                                                                                             insurance; private open pension and
                                                                                             wealth concession plans

       *Nationwide Separate Account Trust       Massachusetts                                Diversified, open-end investment
                                                                                             company

       Nationwide Services Company, LLC.        Ohio                                         Single member limited liability
                                                                                             company performing shared services
                                                                                             functions for the Nationwide Insurance
                                                                                             Enterprise


       Nationwide Towarzstwo Ubezieczen na      Poland                                       Life insurance and pension products in
       Zycie SA                                                                              Poland


       Nationwide Trust Company, FSB            United States                                Federal savings bank chartered by the
                                                                                             Office of Thrift Supervision in U.S.
                                                                                             Department of Treasury to exercise
                                                                                             custody and fiduciary powers

       Nationwide UK Asset Management           United Kingdom                               Holding company
       Holdings, Ltd.

       Nationwide UK Holding Company, Ltd.      United Kingdom                               Holding company


       Neckura Holding Company                  Germany                                      Administrative services for Neckura
                                                                                             Insurance Group

       Neckura Insurance Company                Germany                                      Insurance company

       Neckura Life Insurance Company           Germany                                      Life and health insurance company

       Nevada Independent                       Nevada                                       Workers' compensation administrative
       Companies-Construction                                                                services to Nevada employers in the
                                                                                             construction industry

       Nevada Independent Companies-Health      Nevada                                       Workers' compensation administrative
       and Nonprofit                                                                         services to Nevada employers in health
                                                                                             and nonprofit industries

       Nevada Independent Companies-            Nevada                                       Workers' compensation administrative
       Hospitality and Entertainment                                                         services to Nevada employers in the
                                                                                             hospitality and entertainment
                                                                                             industries

       Nevada Independent Companies-            Nevada                                       Workers' compensation administrative
       Manufacturing, Transportation and                                                     services to Nevada employers in the
       Distribution                                                                          manufacturing, transportation and
                                                                                             distribution industries



               COMPANY                       STATE/COUNTRY            NO. VOTING                PRINCIPAL BUSINESS
                                                   OF                 SECURITIES
                                             ORGANIZATION            (SEE ATTACHED
                                                                      CHART UNLESS
                                                                       OTHERWISE
                                                                       INDICATED)
       NFS Distributors, Inc.                   Delaware                                     Holding company for Nationwide
                                                                                             Financial Services, Inc. distribution
                                                                                             companies

       NGH Luxembourg, S.A                      Luxembourg                                   Acts primarily as holding company for
                                                                                             Nationwide Global Holdings, Inc.
                                                                                             European operations

       NGH Netherlands, B.V.                    The Netherlands                              Holding company for other overseas
                                                                                             companies

       NGH UK, Ltd.                             United Kingdom                               Assists Nationwide Global Holdings,
                                                                                             Inc. with European operations and
                                                                                             marketing

       Northpointe Capital LLC                  Delaware                                     Limited liability company for
                                                                                             investments

       PanEuroLife                              Luxembourg                                   Life insurance company providing
                                                                                             individual life insurance primarily in
                                                                                             the UK, Belgium and France

       Pension Associates, Inc.                 Wisconsin                                    Pension plan administration and record
                                                                                             keeping services

       Portland Investment Services, Inc.       Oregon                                       NASD registered broker-dealer

       Premier Agency, Inc.                     Iowa                                         Insurance agency

       Riverview Agency, Inc.                   Texas                                        Has a pending application to become a
                                                                                             licensed insurance agency with the
                                                                                             Texas Department of Insurance

       Scottsdale Indemnity Company             Ohio                                         Insurance company

       Scottsdale Insurance Company             Ohio                                         Insurance company

       Scottsdale Surplus Lines Insurance       Arizona                                      Provides excess and surplus lines
       Company                                                                               insurance coverage on a non-admitted
                                                                                             basis

       Siam-Ar-Na-Khet Company Limited          Thailand                                     Holding company

       Sun Direct                               Germany                                      Writes direct auto insurance
       Versicherungs-Atiengesclischaft


       SVM Sales GmbH, Neckura Insurance Group  Germany                                      Recruits and supervises external sales
                                                                                             partners who obtain new business for
                                                                                             the Neckura Group as well as to offer
                                                                                             financial services


       Thai Prasit Nationwide Company Limited   Thailand                                     Holding company


       Union Bond & Trust Company               Oregon                                       Oregon state bank with trust powers


       Vertboise, SA                            Luxembourg                                   Real property holding company

       Vicpic Ltd.                              England/Wales                                Inactive


       Villanova Capital, Inc.                  Delaware                                     Holding company



               COMPANY                       STATE/COUNTRY            NO. VOTING                PRINCIPAL BUSINESS
                                                   OF                 SECURITIES
                                             ORGANIZATION            (SEE ATTACHED
                                                                      CHART UNLESS
                                                                       OTHERWISE
                                                                       INDICATED)

       Villanova Distribution Services, Inc.    Iowa                                         Broker-dealer

       Villanova Global Asset Management Trust  Delaware                                     Holding company for Gartmore Group and
                                                                                             a registered investment advisor


       Villanova Mutual Fund Capital Trust      Delaware                                     Trust designed to act as a registered
                                                                                             investment advisor

       Villanova SA Capital Trust               Delaware                                     Trust designed to act as a registered
                                                                                             investment advisor


       Villanova Securities, LLC                Delaware                                     Provides brokerage services for block
                                                                                             mutual fund trading for both
                                                                                             affiliated and non-affiliated
                                                                                             investment advisors and performs block
                                                                                             mutual fund trading directly with fund
                                                                                             companies


       Western Heritage Insurance Company       Arizona                                      Underwrites excess and surplus lines
                                                                                             of property and casualty insurance


               COMPANY                            STATE/COUNTRY              NO. VOTING                PRINCIPAL BUSINESS
                                                         OF                  SECURITIES
                                                   ORGANIZATION             (SEE ATTACHED
                                                                            CHART) UNLESS
                                                                             OTHERWISE
                                                                             INDICATED)
     *   MFS Variable Account                             Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                         Account

     *   Nationwide Multi-Flex Variable Account           Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                         Account

     *   Nationwide VA Separate Account-A                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                         Annuity Separate Account

     *   Nationwide VA Separate Account-B                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                         Annuity Separate Account

     *   Nationwide VA Separate Account-C                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                         Annuity Separate Account

     *   Nationwide VA Separate Account-D                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                         Annuity Separate Account

     *   Nationwide Variable Account                      Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                         Account

     *   Nationwide Variable Account-II                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                         Account

     *   Nationwide Variable Account-3                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                         Account

     *   Nationwide Variable Account-4                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                         Account

     *   Nationwide Variable Account-5                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                         Account

     *   Nationwide Variable Account-6                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                         Account

     *   Nationwide Fidelity Advisor Variable             Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
         Account                                                         Account

     *   Nationwide Variable Account-8                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                         Account

     *   Nationwide Variable Account-9                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                         Account

     *   Nationwide Variable Account-10                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                         Account

         Nationwide Variable Account-11                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                         Account

     *   Nationwide VL Separate Account-A                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                         Annuity Separate Account    Policies

         Nationwide VL Separate Account-B                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                         Annuity Separate Account    Policies

     *   Nationwide VL Separate Account-C                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                         Annuity Separate Account    Policies

     *   Nationwide VL Separate                           Ohio           Nationwide Life and         Issuer of Life Insurance
         Account -D                                                      Annuity Separate Account    Policies


               COMPANY                            STATE/COUNTRY              NO. VOTING                 PRINCIPAL BUSINESS
                                                         OF                  SECURITIES
                                                   ORGANIZATION           (SEE ATTACHED CHART)
                                                                            UNLESS OTHERWISE
                                                                               INDICATED)
     *   Nationwide VLI Separate Account                  Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                         Account                     Policies
     *   Nationwide VLI Separate Account-2                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                         Account                     Policies
     *   Nationwide VLI Separate Account-3                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                         Account                     Policies
     *   Nationwide VLI Separate Account-4                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                         Account                     Policies
     *   Nationwide VLI Separate Account-5                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                         Account                     Policies

                                                                                                                         (left side)








           -------------------------------------------------------------------------------------------------------------------------
           |                                      |
---------------------------           ---------------------------       ----------------------------
|   CARIBBEAN ALLIANCE    |           |         ALLIED          |       |                          |
|   INSURANCE COMPANY     |           |       GROUP, INC.       |       |                          |
|                         |           |          (AGI)          |       |     NATIONWIDE LLOYDS    |
|                         |           |                         |       |                          |
|Common Stock: 1,900,000  |   |-------|Common Stock: 850 Shares |---|   |                          |
|------------  Shares     |   |       |------------             |   |   |      A TEXAS LLOYDS      |================================
|                         |   |       |                         |   |   |                          |
|              Cost       |   |       |              Cost       |   |   |                          |
|              ----       |   |       |              ----       |   |   |                          |
|Casualty-                |   |       |Casualty-                |   |   |                          |
|99.99%       $25,112,422 |   |       |100%       $1,243,344,521|   |   |                          |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                                     |
---------------------------   |       ---------------------------   |   ----------------------------
|  NATIONWIDE INSURANCE   |   |       |           AMCO          |   |   |        DEPOSITORS        |
|   COMPANY OF AMERICA    |   |       |    INSURANCE COMPANY    |   |   |     INSURANCE COMPANY    |
|                         |   |       |          (AMCO)         |   |   |       (DEPOSITORS)       |
|Common Stock: 12,000     |   |       |Common Stock: 300,000    |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|       |                         |---|---|                          |
|              Cost       |   |       |              Cost       |   |   |              Cost        |
|              ----       |   |       |              ----       |   |   |              ----        |
|                         |   |       |                         |   |   |                          |
|AGI-100%    $215,273,000 |   |       |AGI-100%     $147,425,540|   |   |AGI-100%      $22,251,842 |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                    |                |
---------------------------   |       ---------------------------   |   ----------------------------
|      AID FINANCE        |   |       |           ALLIED        |   |   |     ALLIED PROPERTY      |
|     SERVICES, INC.      |   |       |      GENERAL AGENCY     |   |   |       AND CASUALTY       |
|     (AID FINANCE)       |   |       |          COMPANY        |   |   |    INSURANCE COMPANY     |
|Common Stock: 10,000     |   |       |Common Stock: 5,000      |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|       |                         |---|---|                          |
|              Cost       |           |              Cost       |   |   |              Cost        |
|              ----       |           |              ----       |   |   |              ----        |
|AGI-100%      $19,545,634|           |AMCO-100%     $135,342   |   |   |AGI-100%      $47,018,643 |
---------------------------           ---------------------------   |   ----------------------------
            |                                                       |
---------------------------           ---------------------------   |   ----------------------------
|        ALLIED           |           |         ALLIED          |   |   |        NATIONWIDE        |
|   GROUP INSURANCE       |           |    DOCUMENT SOLUTIONS,  |   |   |      HOME MORTGAGE       |
|  MARKETING COMPANY      |           |           INC.          |   |   |      COMPANY (NHMC)      |
|                         |           |Common Stock: 10,000     |   |   |                          |
|Common Stock: 20,000     |           |------------  Shares     |   |   |Common Stock: 54,348      |
|------------  Shares     |           |                         |---|---|------------   Shares     |
|                         |           |                         |   |   |                          |
|                         |           |                         |   |   |                          |
|                         |           |                         |   |   |                          |
|              Cost       |           |              Cost       |   |   |                          |
|              ----       |           |              ----       |   |   |                          |
| Aid                     |           |AGI-100%      $610,000   |   |   |AGI-88.9%                 |
| Finance-100% $16,059,469|           ---------------------------   |   ----------------------------
--------------------------                                          |                 |
                                      ---------------------------   |   ----------------------------
                                      |          PREMIER        |   |   |           AGMC           |
                                      |          AGENCY,        |   |   |      REINSURANCE, LTD.   |
                                      |            INC.         |   |   |                          |
                                      |Common Stock: 100,000    |   |   |Common Stock: 11,000      |
                                      |------------  Shares     |   |   |------------  Shares      |
                                      |                         |---|   |                          |
                                      |              Cost       |       |              Cost        |
                                      |              ----       |       |              ----        |
                                      |AGI-100%      $100,000   |       |NHMC-100%     $11,000     |
                                      ---------------------------       ----------------------------

                                                                        ----------------------------
                                                                        |          WESTERN         |
                                                                        |    HERITAGE INSURANCE    |
                                                                        |          COMPANY         |
                                                                        |                          |
                                                                        |Common Stock: 4,776,076   |--------------------------------
                                                                        |------------- Shares      |
                                                                        |                          |
                                                                        |              Cost        |
                                                                        |              ----        |
                                                                        |SIC-100%      $57,000,000 |
                                                                        ----------------------------


                                                    NATIONWIDE(R)                                                  (middle)
  ------------------------------------------                                              ------------------------------------------
  |                                        |                                              |                                        |
  |           NATIONWIDE MUTUAL            |                                              |          NATIONWIDE MUTUAL             |
  |           INSURANCE COMPANY            |==============================================|        FIRE INSURANCE COMPANY          |
  |              (CASUALTY)                |                                              |               (FIRE)                   |
  |                                        |                                              |                                        |
  --------------------|---------------------                                              ------------------|-----------------------
  |  ||               |                                                                                     |
--|  ||               |--------------------------------------------------------------------|                |-----------------------
     ||                                                                                    |
     ||                                          |--------------------------------------------------------------|-------------------
     ||                                          |                                                              |
     ||  --------------------------------        |   --------------------------------            ---------------|----------------
     ||  |       FARMLAND MUTUAL        |        |   |     NATIONWIDE GENERAL       |            |       NECKURA HOLDING        |
     ||  |      INSURANCE COMPANY       |        |   |      INSURANCE COMPANY       |            |      COMPANY (NECKURA)       |
     ||  |Guaranty Fund                 |        |   |                              |            |                              |
=====||==|------------                  |---|    |   |Common Stock:    20,000       |            |Common Stock:    10,000       |
         |Certificate                   |   |    |---|------------     Shares       |         |--|------------     Shares       |
         |-----------                   |   |    |   |                              |         |  |                              |
         |                 Cost         |   |    |   |                 Cost         |         |  |                 Cost         |
         |                 ----         |   |    |   |                 ----         |         |  |                 ----         |
         |Casualty         $500,000     |   |    |   |Casualty-100%    $5,944,422   |         |  |Casualty-100%    $142,943,140 |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
                                            |    |                                            |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
         |          F & B, INC.         |   |    |   |      NATIONWIDE PROPERTY     |         |  |           NECKURA            |
         |                              |   |    |   |         AND CASUALTY         |         |  |       INSURANCE COMPANY      |
         |Common Stock:    1 Share      |   |    |   |       INSURANCE COMPANY      |         |  |                              |
         |------------                  |   |    |   |Common Stock:    60,000       |         |--|Common Stock:    6,000        |
         |                              |---|    |---|------------     Shares       |         |  |------------     Shares       |
         |                 Cost         |   |    |   |                              |         |  |                              |
         |                 ----         |   |    |   |                 Cost         |         |  |                 Cost         |
         |Farmland                      |   |    |   |                 ----         |         |  |                 ----         |
         |Mutual-100%       $10         |   |    |   |Casualty-100%    $6,000,000   |         |  |Neckura-100%     DM 6,000,000 |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
                                            |    |                                            |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
         |     COOPERATIVE SERVICE      |   |    |   |     NATIONWIDE ASSURANCE     |         |  |         NECKURA LIFE         |
         |           COMPANY            |   |    |   |            COMPANY           |         |  |       INSURANCE COMPANY      |
         |Common Stock:    600 Shares   |   |    |   |                              |         |  |                              |
         |------------                  |----    |---|Common Stock:    1,750        |         |--|Common Stock:    4,000        |
         |                              |        |   |------------     Shares       |         |  |------------     Shares       |
         |                 Cost         |            |                              |            |                              |
         |                 ----         |        |   |                 Cost         |         |  |                 Cost         |
         |Farmland                      |        |   |                 ----         |         |  |                 ----         |
         |Mutual-100%      $3,506,173   |        |   |Casualty-100%    $41,750,000  |         |  |Neckura-100%     DM 15,825,681|
         --------------------------------        |   --------------------------------         |  --------------------------------
                                                 |                                            |
         --------------------------------        |   --------------------------------         |  --------------------------------
         |          SCOTTSDALE          |        |   |    NATIONWIDE AGRIBUSINESS   |         |  |      COLUMBUS INSURANCE      |
         |       INSURANCE COMPANY      |        |   |       INSURANCE COMPANY      |         |  |    BROKERAGE AND SERVICE     |
         |             (SIC)            |        |   |                              |         |  |             GmbH             |
         |Common Stock:    30,136       |        |   |Common Stock:    1,000,000    |         |  |Common Stock:    1 Share      |
     |---|------------     Shares       |--------|---|------------     Shares       |         |--|------------                  |
     |   |                              |        |   |                              |         |  |                              |
     |   |                              |        |   |                 Cost         |         |  |                 Cost         |
     |   |                 Cost         |        |   |                 ----         |         |  |                 ----         |
     |   |                 ----         |        |   |Casualty-99.9%   $26,714,335  |         |  |Neckura-100%     DM 51,639    |
     |   |Casualty-100%    $150,000,500 |        |   |Other Capital:                |         |  |                              |
     |   |                              |        |   |-------------                 |         |  |                              |
     |   |                              |        |   |Casualty-Ptd.    $713,576     |         |  |                              |
     |   --------------------------------        |   -------------------------------          |  --------------------------------
     |                                           |                                            |
     |   --------------------------------        |   --------------------------------         |  --------------------------------
     |   |         SCOTTSDALE           |        |   |       NATIONAL CASUALTY      |         |  |         LEBEN DIREKT         |
     |   |        SURPLUS LINES         |        |   |            COMPANY           |         |  |       INSURANCE COMPANY      |
     |   |      INSURANCE COMPANY       |        |   |              (NC)            |         |  |                              |
     |   |Common Stock:    10,000       |        |   |  Common Stock:  100 Shares   |         |  |Common Stock:    4,000 Shares |
     |---|------------     Shares       |        |---|  -------------               |         |--|------------                  |
     |   |                              |        |   |                              |         |  |                              |
     |   |                 Cost         |        |   |                 Cost         |         |  |                 Cost         |
     |   |                 ----         |        |   |                 ----         |         |  |                 ----         |
     |   |SIC-100%         $6,000,000   |        |   |Casualty-100%    $67,442,439  |         |  |Neckura-100%     DM 4,000,000 |
     |   |                              |        |   |                              |         |  |                              |
     |   --------------------------------        |   ----------------|---------------         |  --------------------------------
     |                                           |                   |                        |
     |   --------------------------------        |   ----------------|---------------         |  --------------------------------
     |   |      NATIONAL PREMIUM &      |        |   |     NCC OF AMERICAN, LTD.    |         |  |          AUTO DIREKT         |
     |   |    BENEFIT ADMINISTRATION    |        |   |           (INACTIVE)         |         |  |        INSURANCE COMPANY     |
     |   |           COMPANY            |        |   |                              |         |  |                              |
     |   |Common Stock:    10,000       |        |   |                              |         |  |Common Stock:    1500  Shares |
  ---|---|------------     Shares       |        |   |                              |         |--|------------                  |
         |                              |        |   |                              |         |  |                              |
         |                 Cost         |        |   |                              |         |  |                 Cost         |
         |                 ----         |        |   |                              |         |  |                 ----         |
         |SIC-100%         $10,000      |        |   |NC-100%                       |         |  |Neckura-100%     DM 1,643,149 |
         --------------------------------        |   --------------------------------         |  --------------------------------
                                                 |                                            |
         --------------------------------        |   --------------------------------         |  --------------------------------
         |             RP&C             |        |   |           SUN DIRECT         |         |  |           SVM SALES          |
         |         INTERNATIONAL        |        |   |        VERSICHERUNGS -       |         |  |             GmbH             |
         |                              |        |   |       AKTIENGESCLISCHAFT     |         |  |                              |
         |Common Stock:    1,000        |        |   |Common Stock:    1 Share      |         |  |Common Stock:    50 Shares    |
         |------------     Shares       |---------   |------------                  |------------|------------                  |
         |                              |            |                              |            |                              |
         |                 Cost         |            |                 Cost         |            |                 Cost         |
         |                 ----         |            |                 ----         |            |                 ----         |
         |Casualty-20.3%  $2,400,740    |            |Neckura-100%     $9,600,000   |            |Neckura-100%     DM 50,000    |
         |                              |            |                 EURO         |            |                              |
         --------------------------------            --------------------------------            --------------------------------

                                                                                                                        (right side)
                                                                                                            ------------------------
                                                                                                            |      NATIONWIDE      |
                                                                                                            |      FOUNDATION      |
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------

---------------------------------------------------------------------------------------------------------------------|
                                                                                                                     |
--|------------------------------------------|-------------------------------------------|--------------------|      |
  |                                          |                                           |                    |      |
  |                                          |                                           |                    |      |
  |     --------------------------------     |    --------------------------------       |     ---------------|------|--------------
  |     |         SCOTTSDALE           |     |    |       NATIONWIDE CASH        |       |     |          NATIONWIDE               |
  |     |      INDEMNITY COMPANY       |     |    |      MANAGEMENT COMPANY      |       |     |          CORPORATION              |
  |     |                              |     |    |                              |       |     |                                   |
  |     |                              |     |    |                              |       |     |Common Stock:    Control:          |
  |     |Common Stock:    50,000       |     |    |Common Stock:    100 Shares   |       |     |------------     -------           |
  |-----|------------     Shares       |     |----|------------                  |       |     |13,642,432       100%              |
  |     |                              |     |    |                 Cost         |       |     |         Shares     Cost           |
  |     |                 Cost         |     |    |                 ----         |       |     |         ------     ----           |
  |     |                 ----         |     |    |Casualty-100%    $11,226      |       |     |Casualty 12,992,922 $1,225,738,093 |
  |     |Casualty-100%    $8,800,000   |     |    |                              |       |     |Fire        649,510    112,087,783 |
  |     |                              |     |    |                              |       |     |          (See Page 2)             |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |         NATIONWIDE           |     |    |          NATIONWIDE          |       |     |         ALLNATIONS, INC.          |
  |     |      INDEMNITY COMPANY       |     |    |           ARENA LLC          |       |     |Common Stock:    12,206 Shares     |
  |     |                              |     |    |                              |       |     |-------------    Cost              |
  |-----|Common Stock:    28,000       |     |....|                              |       |-----|                 ----              |
  |     |------------     Shares       |     |    |                              |       |     |Casualty-16%     $92,575           |
  |     |                              |     |    |                              |       |     |Fire-16%         $92,717           |
  |     |                 Cost         |     |    |                              |       |     |Preferred Stock  1,466 Shares      |
  |     |                 ----         |     |    |Casualty-90%                  |       |     |---------------  Cost              |
  |     |Casualty-100%    $594,529,000 |     |    |                              |       |     |                 ----              |
  |     |                              |     |    |                              |       |     |Casualty-6.8%    $100,000          |
  |     |                              |     |    |                              |       |     |Fire-6.8%        $100,000          |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |          LONE STAR           |     |    |          NATIONWIDE          |       |     |     NATIONWIDE INTERNATIONAL      |
  |     |     GENERAL AGENCY, INC.     |     |    |    EXCLUSIVE DISTRIBUTION    |       |     |           UNDERWRITERS            |
  |     |                              |     |    |     COMPANY, LLC (NEDCO)     |       |     |                                   |
  ------|Common Stock:    1,000        |     |....|                              |       |-----|Common Stock:    1,000             |
  |     |------------     Shares       |     |    |    Single Member Limited     |       |     |-------------    Shares            |
  |     |                              |     |    |       Liability Company      |       |     |                                   |
  |     |                 Cost         |     |    |                              |       |     |                 Cost              |
  |     |                 ----         |     |    |Casualty-100%                 |       |     |                 ----              |
  |     |Casualty-100%    $5,000,000   |     |    |                              |       |     |Casualty-100%    $10,000           |
  |     --------------||----------------     |    ---------------|----------------       |     -------------------------------------
  |                   ||                     |                   |                       |
  |     --------------||----------------     |    ---------------|----------------       |     -------------------------------------
  |     |        COLONIAL COUNTY       |     |    |          INSURANCE           |       |     |         CALFARM INSURANCE         |
  |     |        MUTUAL INSURANCE      |     |    |     INTERMEDIARIES, INC.     |       |     |              COMPANY              |
  |     |             COMPANY          |     |    |                              |       |     |                                   |
  |     |                              |     |    |Common Stock:   1,615 Shares  |       |     |Common Stock:   52,000             |
  |     |                              |     |    |-------------                 |       |-----|--------------   Shares            |
  |     |                              |     |    |                 Cost         |             |                                   |
  |     |Surplus Debentures:           |     |    |                 ----         |             |                 Cost              |
  |     |-------------------           |     |    |NEDCO-100%       $1,615,000   |             |                 ----              |
  |     |                 Cost         |     |    --------------------------------             |Casualty-100%    $106,164,995      |
  |     |                 ----         |     |                                                 |                                   |
  |     |Colonial         $500,000     |     |    --------------------------------             ------------------|------------------
  |     |Lone Star         150,000     |     |    |       eNATIONWIDE, LLC       |                               |
  |     --------------------------------     |    |            (eNat)            |             ------------------|------------------
  |                                          |    |                              |             |       CALFARM INSURANCE           |
  |     --------------------------------     |    |                              |             |             AGENCY                |
  |     |      NATIONWIDE SERVICES     |     |....|     Single Member Limited    |             |                                   |
  |     |         COMPANY, LLC         |          |        Liability Company     |             |                                   |
  |     |                              |          |                              |             |                                   |
  |     |Single Member Limited         |     |----|                              |             |Common Stock:    1,000 shares      |
  |.....|Liability Company             |     |    |                              |             |-------------                      |
  |     |                              |     |    |                              |             |                                   |
  |     |                              |     |    |Casualty-100%                 |             |                                   |
  |     |Casualty-100%                 |     |    |                              |             |                                   |
  |     |                              |     |    --------------------------------             |CalFarm Insurance                  |
  |     --------------------------------     |                                                 |Company - 100%                     |
  |                                          |    --------------------------------             ------------------|------------------
  |                                          |    |      DISCOVER INSURANCE      |                               |
  |     --------------------------------     |    |         COMPANY, LLC         |             ------------------|------------------
  |     |       AMERICAN MARINE        |     |    |                              |             |        CAL-AG INSURANCE           |
  |     |      UNDERWRITERS, INC.      |     |    |                              |             |            SERVICES               |
  |     |                              |     |    |   Single Member Limited      |             |                                   |
  |     |Common Stock:   20 Shares     |     |....|     Liability Company        |             |Common Stock:      100 Shares      |
  |-----|------------                  |     |    |                              |             |------------                       |
  |     |                 Cost         |     |    |                              |             |                                   |
  |     |                 ----         |     |    |eNat-100%                     |             |CalFarm Insurance                  |
  |     |Casualty-100%    $5,020       |     |    |                              |             |Agency-100%                        |
  |     |                              |     |    --------------------------------             -------------------------------------
  |     --------------------------------     |
  |                                          |    --------------------------------
  |     ---------------------------------    |    |   DISCOVER INSURANCE AGENCY  |
  |     |     NATIONWIDE INSURANCE      |    |    |         OF TEXAS, LLC        |
  |     |      COMPANY OF FLORIDA       |    |    |                              |
  |     |                               |    |    |      Single Member Limited   |
  |     |                               |    |....|        Liability Company     |
  |     |Common Stock:    10,000 Shares |         |                              |
  |-----|-------------                  |         |                              |
        |                 Cost          |         |eNat-100%                     |
        |                 ----          |         |                              |
        |Casualty-100%    $300,000,000  |         --------------------------------
        |                               |
        ---------------------------------
                                                                                            Subsidiary Companies      -- Solid Line
                                                                                            Contractual Association   -- Double Line
                                                                                            Limited Liability Company -- Dotted Line

                                                                                            December 31, 2000

                                                                                                                       (Left Side)

              |----------------------------------|-----------------------------------|----------------------------------------------
              |                                  |                                   |
--------------|--------------      --------------|--------------      ---------------|-------------   -----------------------------
| NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |     NATIONWIDE TRUST      |   |   NFS DISTRIBUTORS, INC.  |
|     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      |      COMPANY, FSB         |   |           (NFSDI)         |
|                           |      |      CAPITAL TRUST        |      | Common Stock: 2,800,000   |   |                           |
| Common Stock: 3,814,779   |      | Preferred Stock:          |      | ------------  Shares      |   |                           |
| ------------  Shares      |      | ---------------           |      |               Cost        |   |                           |
|                           |      |                           |      |               ----        |   |                           |
| NFS-100%                  |      | NFS-100%                  |      | NFS-100%      $3,000,000  |   | NFS-100%                  |
---|-------------------------      -----------------------------      -----------------------------   --------------|--------------
   |
   |                                                                       |----------------------------------------|---------------
   |  -----------------------------                      ------------------|----------                --------------|--------------
   |  |         NATIONWIDE        |                      |    NATIONWIDE FINANCIAL   |                |     NATIONAL DEFERRED     |
   |  |  ADVISORY SERVICES, INC   |                      |  INSTITUTION DISTRIBUTORS |                |     COMPENSATION, INC.    |
   |  |      (NW ADV. SERV.)      |                      |    AGENCY, INC. (NFIDAI)  |                |                           |
   |  | Common Stock: 7,676       |                      |                           |                |                           |
   |--| ------------  Shares      |                      |                           |                |                           |
   |  |                           |                      |                           |                |                           |
   |  |               Cost        |                      | Common Stock: 1,000 Shares|                |                           |
   |  |               ----        |                      | ------------              |                |                           |
   |  | NW Life-100%  $5,996,261  |                      | NFSDI-100%                |                | NFSDI-100%                |
   |  -----------------------------                      --------------|--||----------                --------------||-------------
   |                                                                   |  ||                                        ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------               ||
   |  |    NATIONWIDE LIFE AND    |      |     FINANCIAL HORIZONS    | |  ||  |                     |               ||
   |  | ANNUITY INSURANCE COMPANY |      |    DISTRIBUTORS AGENCY    | |  ||  |                     |               ||
   |  |                           |      |      OF ALABAMA, INC.     | |  ||  |                     |               ||
   |  | Common Stock: 66,000      |      |                           | |  ||  |      FLORIDA        |               ||
   |--| ------------  Shares      |      | Common Stock: 10,000      | |  ||  |      RECORDS        |===============||
   |  |                           |      | ------------  Shares      |--  ||  |   ADMINISTRATOR,    |
   |  |                           |      |                           | |  ||  |        INC          |
   |  |               Cost        |      |               Cost        | |  ||  |                     |
   |  |               ----        |      |               ----        | |  ||  |                     |
   |  | NW Life-100% $58,070,003  |      | NFIDAI-100%   $100        | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |   NATIONWIDE INVESTMENT   |      |    LANDMARK FINANCIAL     | |  ||  |                     |
   |  |   SERVICES CORPORATION    |      |        SERVICES OF        | |  ||  |                     |
   |  |                           |      |       NEW YORK, INC.      | |  ||  |                     |
   |  | Common Stock: 5,000       |      |                           | |  ||  |                     |
   |--| ------------  Shares      |      | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
   |  |                           |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |      OF OHIO, INC   |
   |  |               Cost        |      |               Cost        | |  ||  |                     |
   |  |               ----        |      |               ----        | |  ||  |                     |
   |  | NW Life-100% $529,728     |      | NFIDAI-100% $10,100       | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |   NATIONWIDE FINANCIAL    |      |     FINANCIAL HORIZONS    | |  ||  |                     |
   |  |       ASSIGNMENT          |      |      SECURITIES CORP.     | |  ||  |                     |
   |  |        COMPANY            |      |                           | |  ||  |                     |
   |  |                           |      | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
   |--|                           |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |   OF OKLAHOMA, INC  |
   |  |                           |      |               Cost        | |  ||  |                     |
   |  |                           |      |               ----        | |  ||  |                     |
   |  | NW Life-100%              |      | NFIDAI-100% $153,000      | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |     NATIONWIDE REALTY     |      |   AFFILIATE AGENCY, INC.  | |  ||  |                     |
   |  |      INVESTORS, LTD.      |      |                           | |  ||  |                     |
   |  |                           |      |                           | |  ||  |                     |
   |  | Units:                    |      | Common Stock: 100         | |  ||  | FINANCIAL HORIZONS  |
   |--| ------                    |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |    OF TEXAS, INC    |
   |  |                           |      |               Cost        | |  ||  |                     |
   |  | NW Life-70%               |      |               ----        | |  ||  |                     |
   |  | NW Mutual-30%             |      | NFIDAI-100%   $100        | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |        NATIONWIDE         |      |   NATIONWIDE FINANCIAL    | |  ||  |      AFFILIATE      |
   |  |       PROPERTIES, LTD.    |      | INSTITUTION DISTRIBUTORS  | |  ||  |      AGENCY OF      |
   |  |                           |      |     INSURANCE AGENCY,     | |  ||  |      OHIO, INC      |
   |  | Units:                    |      |       INC. OF MASS.       | |  ||  |                     |
   |--| ------                    |      |                           |--  ||  |Common Stock: 750    |
      |                           |      |Common Stock: 100 Shares   | |  ||--|------------  Shares |
      |                           |      |------------               | |      |                     |
      | NW Life-97.6%             |      |                           | |      |                     |
      | NW Mutual-2.4%            |      |NFIDAI-100%                | |      |NFIDAI-100%          |
      -----------------------------      ----------------------------- |      -----------------------
                                         ----------------------------- |
                                         |   NATIONWIDE FINANCIAL    | |
                                         | INSTITUTION DISTRIBUTORS  | |
                                         |        AGENCY, INC.       | |
                                         |       OF NEW MEXICO       |--
                                         |                           |
                                         |Common Stock: 100 Shares   |
                                         |------------               |
                                         |                           |
                                         |NFIDAI-100%                |
                                         -----------------------------

                                                                                                                           (Center)
                                                           NATIONWIDE(R)
--------------------------------------------------                                --------------------------------------------------
|               NATIONWIDE MUTUAL                |                                |                NATIONWIDE MUTUAL               |
|               INSURANCE COMPANY                |================================|            FIRE INSURANCE COMPANY              |
|                  (CASUALTY)                    |                   |            |                    (FIRE)                      |
--------------------------------------------------                   |            --------------------------------------------------
                                                                     |
                                                  -----------------------------------------
                                                  |    NATIONWIDE CORPORATION (NW CORP)   |
                                                  |   COMMON STOCK:           CONTROL:    |
                                                  |   ------------            -------     |
                                                  |    13,642,432               100%      |
                                                  |             SHARES     COST           |
                                                  |             ------     ----           |
                                                  |CASUALTY     12,992,922 $1,225,738,093 |
                                                  |FIRE            649,510    112,087,783 |
                                                  -------------------|---------------------
                                                                     |--------------------------------------------------------------
                                                      ---------------|-------------
                                                      |    NATIONWIDE FINANCIAL   |
                                                      |    SERVICES, INC. (NFS)   |
                                                      |                           |
                                                      |Common Stock:  Control:    |
                                                      |------------   -------     |
                                                      |                           |
                                                      |                           |
                                                      |Class A      Public-100%   |
                                                      |Class B      NW Corp-100%  |
                                                      ---------------|-------------
                                                                     |
-------------------------------------|-------------------------|--------------------------|-------------------------|
                                     |                         |                          |                         |
                         ------------|------------ ------------|------------ -------------|------------ ------------|-------------
                         |  NATIONWIDE FINANCIAL | | NATIONWIDE FINANCIAL  | |PENSION ASSOCIATES, INC.| |VILLANOVA CAPITAL, INC. |
                         |    SERVICES CAPITAL   | |SERVICES (BERMUDA) INC.| |Common Stock: 1,000     | |Common Stock:  958,750  |
                         |        TRUST II       | |Common Stock: 250,000  | |------------  Shares    | |-------------    Shares |
                         |                       | |------------- Shares   | |                        | |NFS-96%                 |
                         |                       | |              Cost     | |              Cost      | |Preferred Stock: 500,000|
                         |                       | |              ----     | |              ----      | |---------------  Shares |
                         | NFS-100%              | |NFS-100%   $3,500,000  | | NFS-100%     $2,839,392| |NFS-100%                |
                         ------------------------- ------------------------- -------------------------- ------------|-------------
                                                                                                                    |
--------------|-----------------------|--------------------------|                        |-------------------------|---------------
              |        ---------------|------------ -------------|------------ -----------|------------- -----------|-------------
              |        |THE 401(k) COMPANIES, INC.| |  NATIONWIDE RETIREMENT | | VILLANOVA S.A. CAPITAL| |    MORLEY FINANCIAL   |
              |        |         (401(k))         | |   SOLUTIONS, INC. (NRS)| |     TRUST (VSA)       | |SERVICES, INC. (MORLEY)|
              |        |                          | |Common Stock:  236,494  | |                       | |Common Stock:  82,343  |
              |        |Common Stock:   Control   | |-------------  Shares   | |                       | |------------   Shares  |
              |        |-------------   -------   | |                        | |                       | |                       |
              |        |Class A        Other-100% | |                        | |                       | |VILLANOVA CAPITAL, INC.|
              |        |Class B        NFSDI-90%  | |NFSDI-100%              | |DELAWARE BUSINESS TRUST| |-100%                  |
              |        --------|------------------- -------------|------------ -----------------|------- -----------|-------------
              |                |                                 |                              |                   |
              |                |                                 |                              |                   |------------|
              |                |                                 |                              |                                |
--------------|------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|  NATIONWIDE RETIREMENT  |    |   |   NATIONWIDE RETIREMENT  |  |  |NATIONWIDE RETIREMENT   |  |  |         NATIONWIDE       |  |
|   PLAN SERVICES, INC.   |    |   |SOLUTIONS, INC. OF ALABAMA|  |  |  SOLUTIONS, INC. OF    |  |  | INVESTORS SERVICES, INC. |  |
|                         |    |   |                          |  |  |      NEW MEXICO        |  |  |                          |  |
|Common Stock:  Control:  |    |   |Common Stock: 10,000      |  |  | Common Stock: 1,000    |  |  |Common Stock: 5           |  |
|-------------  --------  |    |   |------------- Shares      |--|--| ------------- Shares   |  |--|------------- Shares      |  |
|Class A          NFS-100%|    |   |              Cost        |  |  |               Cost     |  |  |              Cost        |  |
|Class B        NFSDI-100%|    |   |              ----        |  |  |               ----     |  |  |              ----        |  |
|                         |    |   |NRS-100%      $1,000      |  |  |NRS-100%       $1,000   |  |  |VSA-100%      $5,000      |  |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
                               |                                 |                              |                                |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|    401(k) INVESTMENT    |    |   |  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE GLOBAL FUNDS |  |
|      SERVICES, INC.     |    |   |SOLUTIONS, INC. OF ARIZONA|  |  |  SOLUTIONS, INC. OF    |  |  |                          |  |
|                         |    |   |                          |  |  |      SO. DAKOTA        |  |  |                          |  |
|Common Stock: 1,000,000  |    |   |Common Stock: 1,000       |  |  | Common Stock: 1,000    |  |  |                          |  |
|------------  Shares     |----|   |------------- Shares      |--|--| ------------- Shares   |  |==|     LUXEMBOURG SICAV     |  |--
|                         |    |   |              Cost        |  |  |               Cost     |  |  |                          |  |
|               Cost      |    |   |              ----        |  |  |               ----     |  |  |                          |  |
|               ----      |    |   |NRS-100%      $1,000      |  |  |NRS-100%       $1,000   |  |  |                          |  |
|401(k)-100%    $7,800    |    |   ----------------------------  |  --------------------------  |  ----------------------------  |
---------------------------    |                                 |                              |                                |
                               |   ----------------------------  |  --------------------------  |  ----------------------------  |
---------------------------    |   |   NATIONWIDE RETIREMENT  |  |  | NATIONWIDE RETIREMENT  |  |  |  VILLANOVA DISTRIBUTION  |  |
|    401(k) INVESTMENT    |    |   |    SOLUTIONS, INC. OF    |  |  |    SOLUTIONS, INC.     |  |  |      SERVICES, INC.      |  |
|      ADVISORS, INC.     |    |   |         ARKANSAS         |  |  |       OF WYOMING       |  |  |                          |  |
|                         |    |   |Common Stock: 50,000      |-----|Common Stock: 500 Shares|  |--|Common Stock: 10,000      |  |--
|Common Stock:  1,000     |    |   |------------- Shares      |  |  |-------------           |  |  |------------- Shares      |  |
|------------   Shares    |----|   |              Cost        |  |  |              Cost      |  |  |              Cost        |  |
|                         |    |   |              ----        |  |  |              ----      |  |  |              ----        |  |
|               Cost      |    |   |NRS-100%      $500        |  |  |NRS-100%      $500      |  |  |VSA-100%      $146,653    |  |
|               ----      |    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|401(k)-100%    $1,000    |    |                                 |                              |                                |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
                               |   |   NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE RETIREMENT |  |  |   VILLANOVA FINANCIAL    |  |
---------------------------    |   |      SOLUTIONS, INS.     |  |  |     SOLUTIONS, INC.    |  |  |    GROUP, INC. (VFGI)    |  |
|   THE 401(k) COMPANY    |    |   |       AGENCY, INC.       |  |  |         OF OHIO        |  |  |Common Stock:      450,000|  |
|                         |    |   |Common Stock: 1,000       |  |  |                        |  |  |------------       Shares |  |
|Common Stock: 855,000    |    |   |------------- Shares      |--|==|                        |  |--|Series A Preferred:250,000|  |--
|------------  Shares     |----|   |                          |  |  |                        |     |------------------ Shares |  |
|                         |    |   |              Cost        |  |  |                        |     |                   Cost   |  |
|              Cost       |    |   |              ----        |  |  |                        |     |                   ----   |  |
|              ----       |    |   |NRS-100%      $1,000      |  |  |                        |     |VSA-100%       $10,000,000|  |
|401(k)-100%   $1,000     |    |   ----------------------------  |  --------------------------     -----------------.----------  |
---------------------------    |                                 |                                                  .            |
                               |   ----------------------------  |  --------------------------     -----------------.----------  |
---------------------------    |   |  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  |     | VILLANOVA SECURITIES, LLC|  |
|                         |    |   |SOLUTIONS, INC. OF MONTANA|  |  |  SOLUTIONS, INC. OF    |     |                          |  |
|                         |    |   |                          |  |  |        OKLAHOMA        |     |                          |  |
|  RIVERVIEW AGENCY, INC. |    |   |Common Stock: 500         |  |  |                        |     |                          |  |
|                         |====|   |------------- Shares      |--|==|                        |     |                          |  |--
|                         |        |              Cost        |  |  |                        |     |                          |  |
|                         |        |              ----        |  |  |                        |     |                          |  |
|                         |        |NRS-100%      $500        |  |  |                        |     |VFG1-100%                 |  |
---------------------------        ----------------------------  |  --------------------------     ----------------------------  |
                                                                 |                                                               |
                                   ----------------------------  |  --------------------------     ----------------------------  |
                                   |   NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE RETIREMENT |     |    PORTLAND INVESTMENT   |  |
                                   | SOLUTIONS, INC. OF NEVADA|  |  |     SOLUTIONS, INC.    |     |       SERVICES, INC.     |  |
                                   |                          |  |  |        OF TEXAS        |     |                          |  |
                                   |Common Stock: 1,000       |-- ==|                        |     |Common Stock: 1,000       |--|--
                                   |------------- Shares      |     |                        |     |------------- Shares      |  |
                                   |              Cost        |     |                        |     |              Cost        |  |
                                   |              ----        |     |                        |     |              ----        |  |
                                   |NRS-100%      $1,000      |     |                        |     |Morley-100%   $25,000     |  |
                                   ----------------------------     --------------------------     ----------------------------  |
                                                                                                                                 |
                                                                                                   ----------------------------  |
                                                                                                   |         MORLEY &         |  |
                                                                                                   |     ASSOCIATES, INC.     |  |
                                                                                                   |                          |  |
                                                                                                   |Common Stock: 3,500       |--|
                                                                                                   |------------- Shares      |
                                                                                                   |              Cost        |
                                                                                                   |              ----        |
                                                                                                   |Morley-100%   $1,000      |
                                                                                                   ----------------------------

                                                                                                                            (Right)
















------------------------|------------------------------|--------------------------------------|
                        |                              |                                      |
                        |                              |                                      |
                        |                              |                                      |
                        |                              |                                      |
                        |                              |                                      |
                        |                              |                                      |
                        |                              |                                      |
                        |                              |                                      |
         ---------------|--------------   -------------|-----------------        -------------|--------------
         |     NATIONWIDE GLOBAL      |   |       GATES MCDONALD        |        |        NATIONWIDE        |
         |    HOLDINGS, INC. (NGH)    |   |      & COMPANY (GATES)      |        |HEALTH PLANS, INC. (NHP)  |
         |                            |   |                             |        |                          |
         |Common Stock:   1 Share     | --|Common Stock:  254 Shares    |    |---|Common Stock:  100 Shares |
         |------------                | | |------------                 |    |   |------------              |
         |               Cost         | | |               Cost          |    |   |               Cost       |
         |               ----         | | |               ----          |    |   |               ----       |
         |NW Corp.-100%  $506,434,210 | | |NW Corp.-100%  $25,683,532   |    |   |                          |
         |                            | | |------------------------------    |   |NW Corp.-100%  $19,103,732|
         |(See Page 3)                |   |                                  |   ----------------------------
         ------------------------------ | |------------------------------    |   ----------------------------
                                        | |  MEDPROSOLUTIONS, INC.      |    |   |    NATIONWIDE MANAGEMENT |
         ------------------------------ --|                             |    |   |        SYSTEMS, INC.     |
         |    VILLANOVA MUTUAL FUND   | | |               Cost          |    |   |                          |
         |     CAPITAL TRUST (VMF)    | | |               ----          |    |---|Common Stock:  100 Shares |
----|----|                            | | |Gates-100%     $6,700,000    |    |   |-------------             |
    |    |                            | | |                             |    |   |               Cost       |
    |    |                            | | |                             |    |   |               ----       |
    |    |                            | | -------------------------------    |   |NHP Inc.-100%  $25,149    |
    |    |                            | |                                    |   ----------------------------
    |    |                            | | |------------------------------    |   ----------------------------
    |    |   DELAWARE BUSINESS TRUST  | | |     GATES MCDONALD &        |    |   |         NATIONWIDE       |
    |    ------------------------------ | | COMPANY OF NEW YORK, INC.   |    |   |        AGENCY, INC.      |
    |                                   --|                             |    |   |                          |
    |    ------------------------------ | |Common Stock:  3 Shares      |    |---|Common Stock:  100 Shares |
    |    |        NORTHPOINTE         | | |------------                 |        |------------              |
    |    |        CAPITAL LLC         | | |               Cost          |        |               Cost       |
    |    |                            | | |               ----          |        |               ----       |
    |....|                            | | |Gates-100%     $106,947      |        |NHP Inc.-99%   $116,077   |
         |                            | | -------------------------------        ----------------------------
         |                            | |
         |                            | | -------------------------------
         |VILLANOVA CAPITAL, INC.-65% | | |      GATES MCDONALD &       |
         ------------------------------ | |     COMPANY OF NEVADA       |
                                        --|                             |
         ------------------------------ | |Common Stock:  40 Shares     |
         |     EXCALIBER FUNDING      | | |------------                 |
         |        CORPORATION         | | |               Cost          |
---------|Common Stock: 1,000 Shares  | | |               ----          |
         |-------------               | | |Gates-100%     $93,750       |
         |              Cost          | | -------------------------------
         |              ----          | |
         |Morley-100%   $1,000        | | -------------------------------
         ------------------------------ | |       GATES MCDONALD        |
                                        | |      HEALTH PLUS, INC.      |
         ------------------------------ --|                             |
         |      CALIBER FUNDING       | | |Common Stock:  200 Shares    |
         |        CORPORATION         | | |------------                 |
         |                            | | |               Cost          |
---------|                            | | |               ----          |
         |                            | | |Gates-100%     $2,000,000    |
         | Morley-100%                | | -------------------------------
         |                            | |
         ------------------------------ | -------------------------------
                                        | |NEVADA INDEPENDENT COMPANIES-|
                                        | |MANUFACTURING TRANSPORTATION |
                                        | |       AND DISTRIBUTION      |
                                        --|                             |
                                        | |Common Stock:  1,000 Shares  |
                                        | |------------                 |
                                        | |Gates-100%                   |
                                        | -------------------------------
                                        |
         ------------------------------ | -------------------------------
         |      MORLEY RESEARCH       | | |      NEVADA INDEPENDENT     |
         |      ASSOCIATES, LTD.      | | |     COMPANIES-HEALTH AND    |
---------|                            | --|           NONPROFIT         |
         |Common Stock:  1,000 Shares | | |Common Stock:  1,000 Shares  |
         |-------------               | | |------------                 |
         |               Cost         | | |                             |
         |               ----         | | |Gates-100%                   |
         |Morley-100%    $1,000       | | -------------------------------
         ------------------------------ |
                                        | -------------------------------
         ------------------------------ | |     NEVADA INDEPENDENT      |
         |       MORLEY CAPITAL       | | |   COMPANIES-CONSTRUCTION    |
         |         MANAGEMENT         | --|                             |
         |                            | | |Common Stock:  1,000 Shares  |
---------|Common Stock:  500 Shares   | | |------------                 |
         |-------------               | | |                             |
         |                Cost        | | |Gates-100%                   |
         |                ----        | | -------------------------------
         |Morley-100%     $5,000      | |
         ------------------------------ | -------------------------------
                                        | |     NEVADA INDEPENDENT      |
         ------------------------------ | | COMPANIES-HOSPITALITY AND   |       Subsidiary Companies      -- Solid Line
         |     UNION BOND & TRUST     | --|         ENTERTAINMENT       |       Contractual Association   -- Double Line
         |           COMPANY          |   |                             |       Limited Liability Company -- Dotted Line
         |                            |   |Common Stock:  1,000 Shares  |
---------|Common Stock:  2,000 Shares |   |------------                 |
         |------------                |   |                             |
         |               Cost         |   |Gates-100%                   |       December 31, 2000
         |               ----         |   -------------------------------
         |Morley-100%    $50,000      |
         ------------------------------
                                                                                                                    Page 2

                                                                                                                         (Left side)































                      |--------------------------------------------|------------------------------------------|---------------------
                      |                                            |                                          |
      ----------------|---------------            -----------------|-----------------       ------------------|----------------
      |    VILLANOVA GLOBAL ASSET    |            |   NATIONWIDE GLOBAL HOLDINGS    |       |                NGH              |
      |       MANAGEMENT TRUST       |            |   - HONG KONG, LIMITED          |       |          NETHERLANDS B.V.       |
      |          (VGAMT)             |            | Common Stock: 20,343,752 Shares |       | Common Stock:       40 Shares   |
      |                              |            | -------------       Shares      |       | -------------                   |
      |                              |            |                     ------      |       |                     Cost        |
      |                              |            |  NGH                20,343,751  |       |                     -----       |
      | NGH - 100%                   |            |  LUX SA             1           |       | NGH - 100%          NLG 52,500  |
      ----------------|---------------            -----------------------------------       -----------------------------------
                      |
                      |                 |--------------------------|--------------------|-------------------------------------------
                      |                 |                          |                    |
      ----------------|---------------  |         -----------------|-----------------   |   -----------------------------------
      |       NATIONWIDE ASSET       |  |         |      GARTMORE INVESTMENT        |   |   |          GARTMORE FUND          |
      |   MANAGEMENT HOLDINGS, LTD.  |  |         |         SERVICES LTD.           |   |   |          MANAGERS LTD.          |
      |           (NAMHL)            |  |    |----|             (GISL)              |   |---|             (GFM)               |
      |                              |  |    |    |                                 |   |   |                                 |
      |                              |  |    |    | GIM - 80%                       |   |   | GIM - 99.99%                    |
      | VGAMT - 100%                 |  |    |    | GNL - 20%                       |   |   | GSL - .01%                      |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
      |     NATIONWIDE UK ASSET      |  |    |    |       GARTMORE INVESTMENT       |   |   |                                 |
      |  MANAGEMENT HOLDINGS, LTD.   |  |    |    |         SERVICES GMBH           |   |   |       FENPLACE LIMITED          |
      |          (NUKAMHL)           |  |    |----|                                 |   |---|                                 |
      |                              |  |    |    |                                 |   |   |                                 |
      | NAMHL - 100%                 |  |    |    | GISL - 100%                     |   |   | GFM - 100%                      |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
      |   NATIONWIDE UK HOLDING      |  |    |    |       MARENWOOD, LTD. (FKA)     |   |   |     FENPLACE TWO LTD. (FKA)     |
      |       COMPANY, LTD.          |  |    |    |      GARTMORE FUND MANAGERS     |   |   |       NATWEST INVESTMENT        |
      |          (NUKHCL)            |  |    |----|          (FAR EAST) LTD.        |   |   |    MANAGEMENT LIMITED (FTL)     |
      |                              |  |    |    |                                 |   |   |                                 |
      |                              |  |    |    | GISL - 50%                      |   |   |                                 |
      | NUKAMHL - 100%               |  |    |    | GNL - 50%                       |   |   | GIM - 100%                      |
      ----------------|---------------  |    |    -----------------------------------   |   -----------------------------------
                      |                 |    |                                          |
                      |                 |    |                                          |
                      |                 |    |                                          |
      ----------------|---------------  |    |    -----------------------------------   |   -----------------------------------
      |     ASSET MANAGEMENT         |  |    |    |      GARTMORE FUND MANAGERS     |   |   |    GARTMORE INVESTMENT MGMT.    |
      |       HOLDINGS PLC           |  |    |    |       INTERNATIONAL LIMITED     |   |   |  (CHANNEL ISLAND) LTD. (GIMCIL) |
      |          (AMH)               |  |    |    |              (GFMI)             |   |   |  (FKA) NATWEST INVESTMENT MGMT. |
      |                              |  |    |----|                                 |   |---|      CHANNEL ISLANDS LIMITED    |
      |                              |  |         | GISL - 99.99%                   |   |   | FTL - 99.99%                    |
      | NUKHCL - 100%                |  |         | GSL - .01%                      |   |   | Corp Share Ltd. - .01%          |
      ----------------|---------------  |         -----------------|-----------------   |   -----------------------------------
                      |                 |                          |                    |
                      |                 |                          |                    |
                      |                 |                          |                    |
      ----------------|---------------  |         -----------------|-----------------   |   -----------------------------------
      |    GARTMORE INVESTMENT       |  |         |        GARTMORE NOMINEES        |   |   |    GARTMORE SECURITIES LTD.     |
      |       MANAGEMENT PLC         |  |         |          (JERSEY) LTD.          |   |   |               (GSL)             |
      |          (GIM)               |  |         |                                 |   |   |                                 |
      |                              |--|         | GFMI - 94%                      |   |---|                                 |
      | AMH - 99.99%                 |            | GSL - 3%                        |       | GIM - 99.99%                    |
      | GNL - .01%                   |            | GIM - 3%                        |       | GNL - .01%                      |
      --------------------------------            -----------------------------------       -----------------------------------

                                                                                                                            (Center)
                                                          NATIONWIDE(R)

                         ---------------------------------             ----------------------------------
                         |       NATIONWIDE MUTUAL       |             |        NATIONWIDE MUTUAL       |
                         |       INSURANCE COMPANY       |=============|     FIRE INSURANCE COMPANY     |
                         |           (CASUALTY)          |     |       |            (FIRE)              |
                         ---------------------------------     |       ----------------------------------
                                                               |
                                                               |
                                           --------------------|--------------------
                                           |   NATIONWIDE CORPORATION (NW CORP)    |
                                           |        COMMON STOCK:    CONTROL:      |
                                           |        -------------    --------      |
                                           |           13,642,432       100%       |
                                           |             SHARES          COST      |
                                           |             ------          ----      |
                                           | CASUALTY  12,992,922   $1,225,738,093 |
                                           | FIRE         649,510      112,087,783 |
                                           --------------------|--------------------
                                                               |
                                                ---------------|----------------
                                                |      NATIONWIDE GLOBAL       |
                                                |     HOLDINGS, INC. (NGH)     |
                                                |  Common Stock:   1 Share     |
                                                |  -------------               |
                                                |                              |
                                                |                Cost          |
                                                |                ----          |
                                                | NW Corp.-100%  $506,434,210  |
                                                ---------------|----------------
                                                               |
---------------------------------------|-----------------------|------------------------|-------------------------------------------
                                       |                                                |
                        ---------------|----------------                ----------------|---------------
                        |          NATIONWIDE          |                |       NATIONWIDE GLOBAL      |
                        |      SERVICES SP. ZO.O.      |                |          JAPAN, INC.         |
                        | Common Stock:    80 Shares   |                | Common Stock:   100 Shares   |
                        | ------------                 |                | -------------                |
                        |                  Cost        |                |                     Cost     |
                        |                  ----        |                |                     ----     |
                        | NGH - 100%       4,000 PLN   |                | NGH - 100%          $100     |
                        --------------------------------                --------------------------------

----------------|-----------------------------------------------|-------------------------------------------------------------------
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |  GARTMORE INVESTMENT LTD.    |        |       |    GARTMORE SCOTLAND LTD.    |
                |       |           (GIL)              |        |       |           (GSCL)             |
                |-------|                              |        |-------|                              |
                |       | GIM - 50%                    |        |       | GIM - 99.99%                 |
                |       | GNL - 50%                    |        |       | GNL - .01%                   |
                |       ---------------|----------------        |       --------------------------------
                |                      |                        |
                |                      |                        |
                |       ---------------|----------------        |       --------------------------------
                |       |       GARTMORE JAPAN         |        |       |    DAMIAN SECURITIES LTD.    |
                |       |          LIMITED             |        |       |                              |
                |       |                              |        |-------|                              |
                |       | GIL - 98.46%                 |        |       | GIM - 50%                    |
                |       | GIM - 1.54%                  |        |       | GSCL - 50%                   |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |     GARTMORE 1990 LTD.       |        |       |    GARTMORE NOMINEES LTD.    |
                |       |     (GENERAL PARTNER)        |        |       |             (GNL)            |
                |-------|                              |        |-------|                              |
                |       | GIM - 50%                    |        |       | GIM - 99.99%                 |
                |       | GSL - 50%                    |        |       | GSCL - .01%                  |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |    GARTMORE INDOSUEZ UK      |        |       |    GARTMORE PENSION FUND     |
                |       |  RECOVERY FUND (G.P.) LTD.   |        |       |        TRUSTEES, LTD.        |
                |-------|                              |        |-------|                              |
                |       | GIM - 50%                    |        |       | GIM - 99%                    |
                |       | GNL - 50%                    |        |       | GSCL - 1%                    |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |  GARTMORE 1990 TRUSTEE LTD.  |        |       |       GIL NOMINEES LTD.      |
                |       |    (GENERAL PARTNER)         |        |       |                              |
                |-------|                              |        |-------|                              |
                        | GIM - 50%                    |                | GIM - 50%                    |
                        | GSL - 50%                    |                | GSCL - 50%                   |
                        --------------------------------                --------------------------------

                                                                                                                      (Right side)































------------------|---------|-----------------|------------------------------------|
                  :         |                 :                                    |
   ---------------|-------- | ----------------|----------------   -----------------|---------------
   |   NATIONWIDE GLOBAL  | | |    NATIONWIDE TOWARZYSTWO     |   |   NATIONWIDE GLOBAL HOLDINGS, |
   |     FINANCE, LLC     | | |   UBEZPIECZEN NA ZYCIE SA     |   |    INC. - LUXEMBOURG BRANCH   |
   |                      | | |                               |   |            (BRANCH)           |
   | Single Member Limited| | | Common Stock: 1,952,000 Shares|   |                               |
   |    Liability Company | | | ------------                  |   |                               |
   |                      | | |                               |   |                               |
   | NGH - 100%           | | | NGH - 100%                    |   | Endowment Capital - $1,000,000|
   ------------------------ | ----------------|----------------   -----------------|---------------
                            |                 |                                    |
-|                          |                 |                                    |
 |                          |                 |                                    |
 | ------------------------ | ----------------|----------------   ---------------------------------
 | |      VICPIC LTD.     | | |       PIONEER NATIONWIDE      |   |      NGH LUXEMBOURG S.A.      |
 | |                      | | |            SP. ZO.O.          |   |            (LUX SA)           |
 | |                      | | |                               |   |                               |
 |-|                      | | |                               | |-|Common Stock:    5,894 Shares  |
 | |                      | | | Common Stock: 40,950 Shares   | | |------------                   |
 | |                      | | | ------------                  | | |                 Cost          |
 | | GIM - 99.99%         | | |                               | | |                 -----         |
 | | GSCL - .01%          | | | NGH - 70%                     | | |BRANCH-99.98%      115,470,723 |
 | |                      | | |                               | | |                   EURO        |
 | ------------------------ | --------------------------------- | ---------------------------------
 |                          |                                   |
 |                          |                                   |
 | ------------------------ | --------------------------------- | ---------------------------------
 | | GARTMORE EUROPE LTD. | | |        SIAM AR-NA-KHET        | | |         NGH UK, LTD.          |
 | |                      | | |      COMPANY LTD. (SIAM)      | | |                               |
 |-|                      | |.|                               | |-|                               |
 | | GIM - 50%            |   |                               | | |                               |
 | | GSL - 50%            |   | NGH - 48.99%                  | | | LUX SA - 100%                 |
 | ------------------------   ----------------|---------------- | ---------------------------------
 |                                            :                 |
 |                                            :                 |
 | ------------------------   ----------------|---------------- | ---------------------------------  -------------------------------
 | |   GARTMORE CAPITAL   |   |         THAI PRASIT           | | |  NATIONWIDE GLOBAL HOLDINGS   |  |NATIONWIDE HOLDINGS SA (NHSA)|
 | |    MANAGEMENT LTD.   |   |    NATIONWIDE COMPANY LTD.    | | |  - NGH BRASIL PARTICIPACOSES  |  |                             |
 | |         (GCM)        |   |                               | | |      LTDA (NGH BRASIL)        |  |                             |
 |-|                      |   |                               | |-|                               |  |       Shares      Cost      |
   |                      |   |                               | | |         Shares     Cost       |--|       ------      ----      |
   |                      |   |                               | | |         ------     -----      |  |NGH                          |
   | GIM - 99.99%         |   | NGH - 24.3%                   | | | LUX SA  6,164,899  R6,164,889 |  |BRASIL 42,900,999 R42,900,999|
   | GSL - .01%           |   | SIAM - 37.7%                  | | | NGH     1          R1         |  |LUX SA 1          R1         |
   ---------------|--------   --------------------------------- | -----------------|---------------  ---------------|---------------
                  |                                             |                  |                                |
                  |                                             |                  |                                |
   ---------------|--------   --------------------------------- | -----------------|---------------  ---------------|---------------
   |   GARTMORE U.S. LT   |   |        PANEUROLIFE (PEL)      | | |   NATIONWIDE SEGURADORA S.A.  |  |  DINAMICA PARTICIPACOSES SA |
   |         (GUS)        |   |                               | | |                               |  |           (DPSA)            |
   |                      |   | Common Stock: 1,300,000 Shares| | |         Shares     Cost       |  |       Shares      Cost      |
   |                      |   | -------------   Cost          |-| |         ------     -----      |  |       ------      ----      |
   |                      |   |                 ----          |   | NGH                           |  |NHSA  132,522,386 R14,723,256|
   |                      |   | LUX SA - 100%   3,817,832,685 |   | BRASIL  9,999,999  R9,999,999 |  |NGH                          |
   | GCM - 100%           |   | LUF                           |   | LUX SA  1          R1         |  | BRASIL 1         R1,472     |
   ---------------|--------   -----------------|---------------   ---------------------------------  ---------------|---------------
                  |                            |                                                                    |
                  |                            |                                                                    |
   ---------------|--------   -----------------|---------------                                      ---------------|---------------
   |    GARTMORE GLOBAL   |   |           VERTBOIS, SA        |                                      |  NATIONWIDE MARITIMA VIDA e |
   |       PARTNERS       |   |                               |                                      |        PREVIDENCIA SA       |
   |                      |   |                               |                                      | Common Stock:   134,822,225 |
   |                      |   |                               |                                      | ------------    Shares      |
   |                      |   | PEL - 99.99%                  |                                      |                             |
   | GUS - 50%            |   | LUX SA - .01%                 |                                      |                 Cost        |
   ------------------------   ---------------------------------                                      |                 ----        |
                                                                                                     | DSPA - 86.4%    R14,128,512 |
                                                                                                     -------------------------------








                                                                                        Subsidiary Companies-- Solid Line
                                                                                        Contractual Association-- Double Line
                                                                                        Limited Liability Company-- Dotted Line

                                                                                        December 31, 2000                    Page 3

Item 27.      NUMBER OF CONTRACT OWNERS


              The number of Qualified and Non-Qualified contract owners as of February 12, 2001 was 7 and 68 respectively.


Item 28.      INDEMNIFICATION

              Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.    PRINCIPAL UNDERWRITER


            (a) Waddell & Reed, Inc. serves as principal underwriter and general distributor for the Nationwide Variable Account-9, Nationwide VA Separate Account-D and Nationwide VLI Separate Account-5. In addition, Waddell & Reed, Inc. acts as principal underwriter and general distributor for the:

                    Waddell & Reed Advisors Funds
                       Waddell & Reed Advisors Funds, Inc.
                           Waddell & Reed Advisors Accumulative Fund
                           Waddell & Reed Advisors Bond Fund
                           Waddell & Reed Advisors Income Fund
                           Waddell & Reed Advisors Science and Technology Fund
                       Waddell & Reed Advisors Asset Strategy Fund, Inc. Waddell & Reed Advisors Cash Management, Inc.
                       Waddell & Reed Advisors Continental Income Fund, Inc. Waddell & Reed Advisors Global Bond Fund (formerly,
                         Waddell & Reed Advisors High Income Fund II, Inc.)
                       Waddell & Reed Advisors Government Securities Fund, Inc. Waddell & Reed Advisors High Income Fund, Inc.
                       Waddell & Reed Advisors International Growth Fund, Inc. Waddell & Reed Advisors Municipal Bond Fund, Inc. Waddell & Reed Advisors Municipal High Income Fund, Inc. Waddell & Reed Advisors New Concepts Fund, Inc.
                       Waddell & Reed Advisors Retirement Shares, Inc.
                       Waddell & Reed Advisors Small Cap Fund, Inc.
                       Waddell & Reed Advisors Tax-Managed Equity Fund, Inc. Waddell & Reed Advisors Vanguard Fund, Inc.
                  W&R  Funds, Inc.
                       Asset Strategy Fund
                       High Income Fund
                       International Growth Fund

                         Large Cap Growth Fund
                         Limited-Term Bond Fund
                         Mid Cap Growth Fund
                         Money Market Fund
                         Municipal Bond Fund
                         Science and Technology Fund
                         Small Cap Growth Fund
                         Tax-Managed Equity Fund
                         Total Return Fund
                    W&R  Target Funds, Inc.
                         Asset Strategy Portfolio
                         Balanced Portfolio
                         Bond Portfolio
                         Growth Portfolio
                         High Income Portfolio
                         Income Portfolio
                         International Growth Portfolio
                         Large Cap Growth Portfolio
                         Mid Cap Growth Portfolio
                         Science and Technology Portfolio
                         Small Cap Growth Portfolio
                         Tax-Managed Equity Portfolio
                         Total Return Portfolio

                         Value Portfolio.




              (b)                               WADDELL & REED, INC.
                                               DIRECTORS AND OFFICERS

                                                                     POSITIONS AND OFFICES
       NAME AND BUSINESS ADDRESS                                        WITH UNDERWRITER
 Keith A. Tucker                                                Director, Chairman of the Board
 6300 Lamar Ave.
 Overland Park, KS 66202

 Robert L. Hechler                                            Director, President, Chief Executive
 6300 Lamar Ave.                                                      Officer and Treasurer
 Overland Park, KS 66202

 Henry J. Herrmann                                                          Director
 6300 Lamar Ave.
 Overland Park, KS 66202

 Robert J. Williams                                                 Executive Vice President
 6300 Lamar Ave.                                                   and National Sales Manager
 Overland Park, KS 66202

 Thomas W. Butch                                                    Executive Vice President
 6300 Lamar Ave.                                                  and Chief Marketing Officer
 Overland Park, KS 66202

 Daniel C. Schulte                                              Senior Vice President, Secretary
 6300 Lamar Ave.                                                    and Chief Legal Officer
 Overland Park, KS 66202


 (c)
NAME OF PRINCIPAL UNDERWRITER  NET UNDERWRITING         COMPENSATION ON         BROKERAGE          COMPENSATION
                               DISCOUNTS AND            REDEMPTION OR           COMMISSIONS
                               COMMISSIONS              ANNUITIZATION
Waddell & Reed, Inc.           N/A                      N/A                     N/A                N/A


Item 30.      LOCATION OF ACCOUNTS AND RECORDS

              John Davis
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43215

Item 31.      MANAGEMENT SERVICES

              Not Applicable

Item 32.      UNDERTAKINGS

              The Registrant hereby undertakes to:

              (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

              (b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                  (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

              (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

              The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with
              Section 403(b)(11) of the Code.



              Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

                          INDEPENDENT AUDITORS' CONSENT


The Board of Directors of Nationwide Life and Annuity Insurance Company and Contract Owners of Nationwide VA Separate Account - D:



We consent to the use of our reports included herein and to the reference to our firm under the heading "Services" in the Statement of Additional Information.



                                                                        KPMG LLP


Columbus, Ohio

April 26, 2001

                                   SIGNATURES


As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VA SEPARATE ACCOUNT-D, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 26th day of April, 2001.

                                  NATIONWIDE VA SEPARATE ACCOUNT-D
                           ----------------------------------------------------
                                             (Registrant)
                            NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                           ----------------------------------------------------
                                              (Depositor)

                                      By/s/STEVEN SAVINI, ESQ.
                           ----------------------------------------------------
                                           Steven Savini, Esq.

As required by the Securities Act of 1933, the Registration Statement has been signed by the following persons in the capacities indicated on the 26th day of April, 2001.



              SIGNATURE                                   TITLE

LEWIS J. ALPHIN                                           Director
----------------------------------------
Lewis J. Alphin

A. I. BELL                                                Director
----------------------------------------
A. I. Bell

YVONNE M. CURL                                            Director
----------------------------------------
Yvonne M. Curl

KENNETH D. DAVIS                                          Director
----------------------------------------
Kenneth D. Davis

KEITH W. ECKEL                                            Director
----------------------------------------
Keith W. Eckel

WILLARD J. ENGEL                                          Director
----------------------------------------
Willard J. Engel

FRED C. FINNEY                                            Director
----------------------------------------
Fred C. Finney

JOSEPH J. GASPER                               President and Chief Operating
----------------------------------------            Officer and Director
Joseph J. Gasper

W.G. JURGENSEN                                    Chief Executive Officer
----------------------------------------                And Director
W.G. Jurgensen

DAVID O. MILLER                                  Chairman of the Board and
----------------------------------------                  Director
David O. Miller

RALPH M. PAIGE                                            Director
----------------------------------------
Ralph M. Paige

JAMES F. PATTERSON                                        Director
----------------------------------------
James F. Patterson

ARDEN L. SHISLER                                          Director                                By /s/ STEVEN SAVINI
----------------------------------------                                             --------------------------------------------
Arden L. Shisler                                                                                      Steven Savini
                                                                                                    Attorney-in-Fact
ROBERT L. STEWART                                         Director
----------------------------------------
Robert L. Stewart
